REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Three and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Three (the “Account”), as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Wealth Strategy Portfolio	MFS® Value Series
AB VPS International Value Portfolio	Invesco V.I. Equity and Income Fund
AB VPS Small/Mid Cap Value Portfolio	Morgan Stanley VIF Core Plus Fixed Income Portfolio
AB VPS International Growth Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio
Invesco V.I. Government Securities Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio
Invesco V.I. High Yield Fund	Morgan Stanley VIF Growth Portfolio
Invesco V.I. International Growth Fund	Morgan Stanley VIF Discovery Portfolio
Invesco V.I. Diversified Dividend Fund	Invesco V.I. American Value Fund
Invesco V.I. Government Money Market Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Global Franchise Portfolio
American Funds Insurance Series® Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund
American Funds Insurance Series® Growth-Income Fund	(Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)
American Funds Insurance Series® International Fund	Invesco V.I. Capital Appreciation Fund
American Funds Insurance Series® Global Small Capitalization Fund	(Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund)
Allspring VT Omega Growth Fund	Invesco V.I. Global Fund
(Formerly Wells Fargo VT Omega Growth Fund)	(Formerly Invesco Oppenheimer V.I. Global Fund)
Fidelity® VIP Equity-Income Portfolio	Invesco V.I. Main Street Fund®
Fidelity® VIP Growth Portfolio	(Formerly Invesco Oppenheimer V.I. Main Street Fund)
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Main Street Small Cap Fund®
Fidelity® VIP Mid Cap Portfolio	(Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund)
Fidelity® VIP Value Strategies Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Global Asset Allocation Fund
Franklin Income VIP Fund	Putnam VT Growth Opportunities Fund
Franklin Small-Mid Cap Growth VIP Fund	Putnam VT International Value Fund
Franklin Small Cap Value VIP Fund	Putnam VT International Equity Fund
Franklin Strategic Income VIP Fund	Putnam VT Multi-Cap Core Fund
Franklin Mutual Shares VIP Fund	Putnam VT Sustainable Leaders Fund
Templeton Developing Markets VIP Fund	Putnam VT Small Cap Value Fund
Templeton Growth VIP Fund	Putnam VT George Putnam Balanced Fund
Franklin Mutual Global Discovery VIP Fund	Putnam VT Large Cap Value Fund
Templeton Global Bond VIP Fund	(Formerly Putnam VT Equity Income Fund)
Hartford Balanced HLS Fund	Invesco V.I. Growth and Income Fund
Hartford Total Return Bond HLS Fund	Invesco V.I. Comstock Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. American Franchise Fund
Hartford Dividend and Growth HLS Fund	Allspring VT Index Asset Allocation Fund
Hartford Disciplined Equity HLS Fund	(Formerly Wells Fargo VT Index Asset Allocation Fund)

Hartford International Opportunities HLS Fund	Allspring VT International Equity Fund
Hartford Ultrashort Bond HLS Fund	(Formerly Wells Fargo VT International Equity Fund)
Hartford Small Company HLS Fund	Allspring VT Small Cap Growth Fund
Hartford SmallCap Growth HLS Fund	(Formerly Wells Fargo VT Small Cap Growth Fund)
Hartford Stock HLS Fund	Allspring VT Discovery Fund
Lord Abbett Series Fund - Fundamental Equity Portfolio	(Formerly Wells Fargo VT Discovery Fund)
Lord Abbett Series Fund –Dividend Growth Portfolio	Allspring VT Opportunity Fund
Lord Abbett Series Fund - Bond Debenture Portfolio	(Formerly Wells Fargo VT Opportunity Fund)
Lord Abbett Series Fund - Growth and Income Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio
MFS® Growth Series	MFS® Core Equity Portfolio
MFS® Investors Trust Series	MFS® Massachusetts Investors Growth Stock Portfolio
MFS® Total Return Series

We have also audited the accompanying statements of assets and liabilities of AB VPS Growth and Income Portfolio, American Funds Insurance Series® The Bond Fund of America (Formerly American Funds Insurance Series® Bond Fund), Hartford MidCap HLS Fund, and BlackRock S&P 500 Index V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AB VPS Growth and Income Portfolio	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Two years in the period ended December 31, 2021 and the period from April 30, 2019 to December 31, 2019
American Funds Insurance Series® The Bond Fund of America	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Four years in the period ended December 31, 2021 and the period from November 10, 2017 to December 31, 2017
Hartford MidCap HLS Fund	December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021 and the period from September 18, 2020 to December 31, 2020	Year ended December 31, 2021 and the period from September 18, 2020 to December 31, 2020
BlackRock S&P 500 Index V.I. Fund	December 31, 2021	Year ended December 31, 2021	Two years in the period ended December 31, 2021	Three years in the period ended December 31, 2021 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Three as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut

April 13, 2022

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate
Account Three since 2002

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	15,911,319	36,599,078	13,909,282	3,001,301	—	—	—	—	—	21,925,415
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	4,693,825	—	28,339,088	41,265,864	—
class S2	—	—	—	—	5,043,887	—	480,897	6,898,052	13,580,616	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	15,911,319	36,599,078	13,909,282	3,001,301	5,043,887	4,693,825	480,897	35,237,140	54,846,480	21,925,415
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,143	11,924	713	130	506	917	14	3,393	21,214	5,384
Other assets	—	1	—	—	—	—	—	—	8	—
Total assets	15,912,462	36,611,003	13,909,995	3,001,431	5,044,393	4,694,742	480,911	35,240,533	54,867,702	21,930,799

Liabilities:
Due to Sponsor Company	1,143	11,924	713	130	506	917	14	3,393	21,214	5,384
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	2	—	1	—	—	1	—	1
Total liabilities	1,145	11,924	715	130	507	917	14	3,394	21,214	5,385

Net assets:
For contract liabilities	$15,911,317	$36,599,079	$13,909,280	$3,001,301	$5,043,886	$4,693,825	$480,897	$35,237,139	$54,846,488	$21,925,414

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	15,911,317	36,599,079	13,909,280	3,001,301	—	—	—	—	—	21,925,414
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	4,693,825	—	28,339,087	41,265,866	—
class S2	—	—	—	—	5,043,886	—	480,897	6,898,052	13,580,622	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$15,911,317	$36,599,079	$13,909,280	$3,001,301	$5,043,886	$4,693,825	$480,897	$35,237,139	$54,846,488	$21,925,414

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	1,374,034	2,343,091	600,314	112,958	—	—	—	—	—	607,016
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	897,481	—	950,338	41,265,864	—
class S2	—	—	—	—	443,614	—	11,810	233,279	13,580,616	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,374,034	2,343,091	600,314	112,958	443,614	897,481	11,810	1,183,617	54,846,480	607,016

Cost	$15,299,589	$36,595,666	$10,873,805	$2,407,849	$5,180,261	$4,797,277	$359,563	$22,805,282	$54,846,480	$17,943,666

Deferred contracts in the accumulation period:
Units owned by participants #	719,006	3,254,368	400,453	220,541	501,209	325,403	28,582	1,349,736	5,827,472	1,542,506
Minimum unit fair value #*	$18.785026	$6.483836	$29.129871	$11.649161	$9.156184	$12.496733	$16.238587	$21.589428	$8.324154	$13.584235
Maximum unit fair value #*	$27.241834	$16.747383	$49.687331	$24.065974	$10.592198	$14.771739	$16.926482	$26.220885	$9.799820	$14.336472
Contract liability	$15,754,901	$36,175,838	$13,791,579	$2,981,723	$4,948,209	$4,518,531	$480,897	$34,364,615	$54,310,138	$21,563,613

Contracts in payout (annuitization) period:
Units owned by participants #	6,750	37,773	3,322	1,378	9,096	12,114	—	33,681	56,173	25,658
Minimum unit fair value #*	$19.254744	$7.512979	$33.610992	$13.058937	$10.254823	$13.995902	$—	$24.179694	$9.109844	$13.975092
Maximum unit fair value #*	$25.009654	$12.597182	$36.255862	$14.744088	$10.592198	$14.613243	$—	$26.220885	$9.799820	$14.174748
Contract liability	$156,416	$423,241	$117,701	$19,578	$95,677	$175,294	$—	$872,524	$536,350	$361,801

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	26,301,081	180,468,247	110,975,537	24,888,697	10,238,269	768,704	—	—	—
class 4	2,733,386	350,455	3,004,294	2,015,448	1,617,006	626,768	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	31,439,128	29,394,642	177,917,160
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	2,733,386	26,651,536	183,472,541	112,990,985	26,505,703	10,865,037	768,704	31,439,128	29,394,642	177,917,160
Due from Sponsor Company	—	—	—	3,321	—	—	—	—	—	—
Receivable for fund shares sold	80	10,747	24,923	—	2,973	449	4,758	5,263	41,402	320,207
Other assets	—	3	—	1	—	4	—	—	3	—
Total assets	2,733,466	26,662,286	183,497,464	112,994,307	26,508,676	10,865,490	773,462	31,444,391	29,436,047	178,237,367

Liabilities:
Due to Sponsor Company	80	10,747	24,923	—	2,973	449	4,758	5,263	41,402	320,207
Payable for fund shares purchased	—	—	—	3,321	—	—	—	—	—	—
Other liabilities	—	—	6	—	—	—	—	1	—	2
Total liabilities	80	10,747	24,929	3,321	2,973	449	4,758	5,264	41,402	320,209

Net assets:
For contract liabilities	$2,733,386	$26,651,539	$183,472,535	$112,990,986	$26,505,703	$10,865,041	$768,704	$31,439,127	$29,394,645	$177,917,158

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	26,301,084	180,468,242	110,975,537	24,888,697	10,238,272	768,704	—	—	—
class 4	2,733,386	350,455	3,004,293	2,015,449	1,617,006	626,769	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	31,439,127	29,394,645	177,917,158
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,733,386	$26,651,539	$183,472,535	$112,990,986	$26,505,703	$10,865,041	$768,704	$31,439,127	$29,394,645	$177,917,158

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	585,249	1,429,112	1,670,312	1,101,270	310,816	18,439	—	—	—
class 4	248,264	7,863	24,269	30,737	72,479	19,016	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	1,244,129	295,661	3,388,253
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	248,264	593,112	1,453,381	1,701,049	1,173,749	329,832	18,439	1,244,129	295,661	3,388,253

Cost	$2,736,511	$15,319,516	$104,787,668	$73,153,537	$20,698,843	$6,813,761	$497,898	$28,071,177	$21,280,736	$116,031,251

Deferred contracts in the accumulation period:
Units owned by participants #	242,552	677,042	3,638,160	2,803,409	1,399,633	311,552	14,053	1,134,174	527,295	3,744,422
Minimum unit fair value #*	$11.155537	$6.019884	$6.913951	$4.320889	$2.944822	$4.971568	$48.017615	$23.089228	$47.732343	$35.278373
Maximum unit fair value #*	$11.304674	$56.517652	$71.021662	$44.708491	$26.705622	$50.413818	$57.013070	$40.297980	$77.443996	$58.885733
Contract liability	$2,733,386	$26,320,698	$180,282,070	$110,837,183	$26,069,666	$10,719,873	$767,208	$31,108,807	$29,264,963	$176,379,954

Contracts in payout (annuitization) period:
Units owned by participants #	—	6,729	56,993	49,108	22,497	3,314	26	12,048	2,273	32,501
Minimum unit fair value #*	$—	$39.308470	$24.618843	$41.004747	$12.185706	$16.833983	$57.013070	$26.419197	$54.614850	$36.835617
Maximum unit fair value #*	$—	$56.517652	$70.593568	$44.708491	$26.705622	$50.413818	$57.013070	$30.742567	$58.913463	$53.023928
Contract liability	$—	$330,841	$3,190,465	$2,153,803	$436,037	$145,168	$1,496	$330,320	$129,682	$1,537,204

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$20,150,880	$—	$4,445,290	$—
class 2	—	—	—	—	19,078,783	—	—	25,994,819	—	5,117,220
class 4	—	—	—	1,281,982	—	522,286	—	1,501,097	—	485,344
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	41,466,234	5,304,276	5,692,466	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	41,466,234	5,304,276	5,692,466	1,281,982	19,078,783	522,286	20,150,880	27,495,916	4,445,290	5,602,564
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	2,539
Receivable for fund shares sold	2,880	240	858	39	2,544	15	4,341	3,707	248	—
Other assets	—	—	1	—	—	—	2	—	—	—
Total assets	41,469,114	5,304,516	5,693,325	1,282,021	19,081,327	522,301	20,155,223	27,499,623	4,445,538	5,605,103

Liabilities:
Due to Sponsor Company	2,880	240	858	39	2,544	15	4,341	3,707	248	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	2,539
Other liabilities	2	4	—	—	—	1	—	1	2	—
Total liabilities	2,882	244	858	39	2,544	16	4,341	3,708	250	2,539

Net assets:
For contract liabilities	$41,466,232	$5,304,272	$5,692,467	$1,281,982	$19,078,783	$522,285	$20,150,882	$27,495,915	$4,445,288	$5,602,564

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$20,150,882	$—	$4,445,288	$—
class 2	—	—	—	—	19,078,783	—	—	25,994,817	—	5,117,220
class 4	—	—	—	1,281,982	—	522,285	—	1,501,098	—	485,344
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	41,466,232	5,304,272	5,692,467	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$41,466,232	$5,304,272	$5,692,467	$1,281,982	$19,078,783	$522,285	$20,150,882	$27,495,915	$4,445,288	$5,602,564

Shares:
class 1	—	—	—	—	—	—	1,895,661	—	413,131	—
class 2	—	—	—	—	852,112	—	—	1,353,897	—	441,520
class 4	—	—	—	74,404	—	28,792	—	77,416	—	41,166
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,052,710	319,727	301,988	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,052,710	319,727	301,988	74,404	852,112	28,792	1,895,661	1,431,313	413,131	482,686

Cost	$34,770,033	$4,495,329	$3,944,684	$1,066,997	$15,949,603	$431,675	$21,385,521	$24,563,940	$3,655,929	$5,581,578

Deferred contracts in the accumulation period:
Units owned by participants #	1,089,618	165,200	157,006	63,422	568,935	17,195	971,536	1,056,683	169,886	310,123
Minimum unit fair value #*	$27.812638	$26.783571	$30.398815	$19.281159	$4.681498	$29.261561	$2.356008	$2.630089	$3.820693	$1.950485
Maximum unit fair value #*	$47.024747	$51.558229	$60.367058	$20.098329	$54.107214	$30.501997	$25.343241	$30.329144	$30.060625	$20.367159
Contract liability	$41,068,866	$5,284,238	$5,546,459	$1,255,667	$18,931,216	$522,285	$19,708,701	$27,002,435	$4,429,449	$5,455,703

Contracts in payout (annuitization) period:
Units owned by participants #	10,427	607	4,032	1,309	3,682	—	18,295	18,012	553	7,759
Minimum unit fair value #*	$36.538272	$30.646672	$34.077851	$20.098329	$29.662964	$—	$23.279971	$2.630089	$26.544266	$14.710195
Maximum unit fair value #*	$42.517207	$33.059567	$36.339749	$20.098329	$52.707771	$—	$25.343241	$30.329144	$30.060625	$20.367159
Contract liability	$397,366	$20,034	$146,008	$26,315	$147,567	$—	$442,181	$493,480	$15,839	$146,861

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	323,577	492,305	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	31,368,923	345,020,332	54,276,200	224,174,632	210,081,290	70,713,699	10,467,821	75,731,204
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	323,577	492,305	31,368,923	345,020,332	54,276,200	224,174,632	210,081,290	70,713,699	10,467,821	75,731,204
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	11	15	318,078	97,993	3,258	473,985	148,447	24,614	991	70,260
Other assets	1	1	3	12	—	—	2	11	—	9
Total assets	323,589	492,321	31,687,004	345,118,337	54,279,458	224,648,617	210,229,739	70,738,324	10,468,812	75,801,473

Liabilities:
Due to Sponsor Company	11	15	318,078	97,993	3,258	473,985	148,447	24,614	991	70,260
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	2	5	—	—	—	—
Total liabilities	11	15	318,078	97,993	3,260	473,990	148,447	24,614	991	70,260

Net assets:
For contract liabilities	$323,578	$492,306	$31,368,926	$345,020,344	$54,276,198	$224,174,627	$210,081,292	$70,713,710	$10,467,821	$75,731,213

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	323,578	492,306	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	31,368,926	345,020,344	54,276,198	224,174,627	210,081,292	70,713,710	10,467,821	75,731,213
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$323,578	$492,306	$31,368,926	$345,020,344	$54,276,198	$224,174,627	$210,081,292	$70,713,710	$10,467,821	$75,731,213

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	16,082	36,575	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	884,379	30,559,817	1,000,299	8,128,159	10,075,841	3,383,431	259,683	7,573,120
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	16,082	36,575	884,379	30,559,817	1,000,299	8,128,159	10,075,841	3,383,431	259,683	7,573,120

Cost	$324,708	$595,551	$24,264,720	$350,063,805	$44,927,951	$179,132,476	$154,597,007	$49,200,480	$9,431,818	$76,386,523

Deferred contracts in the accumulation period:
Units owned by participants #	16,682	37,385	7,850,339	104,296,744	1,532,474	32,772,976	33,542,233	21,227,962	799,142	59,523,540
Minimum unit fair value #*	$19.075311	$12.463909	$2.495809	$1.889373	$29.137475	$4.312492	$3.952690	$2.245603	$12.766228	$0.814208
Maximum unit fair value #*	$19.883813	$12.992177	$36.101069	$18.809978	$50.803697	$47.991485	$61.964396	$28.029440	$13.106566	$9.745625
Contract liability	$323,237	$477,575	$31,238,325	$342,774,299	$53,877,014	$221,852,393	$207,545,107	$70,205,381	$10,347,082	$74,899,526

Contracts in payout (annuitization) period:
Units owned by participants #	17	1,134	30,978	700,179	10,878	291,716	496,168	142,692	9,256	594,012
Minimum unit fair value #*	$19.883813	$12.992177	$3.097277	$2.089106	$30.372526	$4.977587	$4.839086	$2.570173	$12.953206	$1.036820
Maximum unit fair value #*	$19.883813	$12.992177	$12.422605	$16.036914	$39.668677	$32.697731	$5.374932	$4.632735	$13.106566	$1.776694
Contract liability	$341	$14,731	$130,601	$2,246,045	$399,184	$2,322,234	$2,536,185	$508,329	$120,739	$831,687

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	24,494,889	16,618,391	12,646,733	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	6,547,444	5,663,828	43,015,635
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	427,198
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	22,594,079	11,675,512	30,905,893	66,175,811	—	—	—
Total investments	24,494,889	16,618,391	12,646,733	22,594,079	11,675,512	30,905,893	66,175,811	6,547,444	5,663,828	43,442,833
Due from Sponsor Company	—	2,165	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,501	—	4,698	1,276	22,423	68,236	33,514	433	311	7,649
Other assets	—	—	—	3	—	—	—	—	—	—
Total assets	24,496,390	16,620,556	12,651,431	22,595,358	11,697,935	30,974,129	66,209,325	6,547,877	5,664,139	43,450,482

Liabilities:
Due to Sponsor Company	1,501	—	4,698	1,276	22,423	68,236	33,514	433	311	7,649
Payable for fund shares purchased	—	2,165	—	—	—	—	—	—	—	—
Other liabilities	2	1	3	—	1	—	1	4	—	2
Total liabilities	1,503	2,166	4,701	1,276	22,424	68,236	33,515	437	311	7,651

Net assets:
For contract liabilities	$24,494,887	$16,618,390	$12,646,730	$22,594,082	$11,675,511	$30,905,893	$66,175,810	$6,547,440	$5,663,828	$43,442,831

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	24,494,887	16,618,390	12,646,730	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	6,547,440	5,663,828	43,015,632
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	427,199
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	22,594,082	11,675,511	30,905,893	66,175,810	—	—	—
Total contract liabilities	$24,494,887	$16,618,390	$12,646,730	$22,594,082	$11,675,511	$30,905,893	$66,175,810	$6,547,440	$5,663,828	$43,442,831

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	996,943	454,054	111,024	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	82,503	126,651	1,548,439
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,717
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	1,123,525	576,000	2,512,674	1,652,743	—	—	—
Total shares	996,943	454,054	111,024	1,123,525	576,000	2,512,674	1,652,743	82,503	126,651	1,564,156

Cost	$21,128,888	$12,838,446	$7,662,772	$19,027,552	$8,995,774	$30,486,272	$52,620,763	$4,080,995	$3,316,631	$34,609,447

Deferred contracts in the accumulation period:
Units owned by participants #	3,241,403	2,659,715	2,496,372	715,151	295,200	1,385,964	2,507,344	184,637	175,340	1,555,457
Minimum unit fair value #*	$5.521802	$4.382724	$2.983501	$26.077341	$32.182358	$18.579329	$22.002919	$6.591909	$4.312657	$2.846933
Maximum unit fair value #*	$58.553078	$65.979584	$50.995375	$35.877542	$45.798022	$25.156488	$35.214112	$67.176051	$42.606363	$31.350952
Contract liability	$24,390,924	$16,460,120	$12,575,385	$22,355,173	$11,519,740	$30,519,464	$65,649,193	$6,479,984	$5,619,275	$42,511,505

Contracts in payout (annuitization) period:
Units owned by participants #	12,504	28,837	10,201	7,733	3,938	17,419	20,003	2,106	1,302	30,177
Minimum unit fair value #*	$6.115985	$5.103047	$3.580268	$29.586666	$36.513037	$21.257885	$22.355881	$32.023622	$31.540587	$22.591204
Maximum unit fair value #*	$9.128606	$5.997735	$20.454257	$34.426590	$42.485423	$24.735288	$29.048295	$32.023622	$34.336730	$31.350952
Contract liability	$103,963	$158,270	$71,345	$238,909	$155,771	$386,429	$526,617	$67,456	$44,553	$931,326

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	20,928,105	—	25,107,878	2,153,766	3,676,223	104,680,318	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	5,008,715	—	10,230,610	32,222,594	14,782,065	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	9,743,231	—	—	—	—	—	15,967,211	22,782,909
class S2	—	—	7,227,316	—	—	—	—	—	6,115,219	26,585,481
class SRV	1,274,491	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,274,491	20,928,105	16,970,547	30,116,593	2,153,766	13,906,833	136,902,912	14,782,065	22,082,430	49,368,390
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	39	976	4,071	661	115	1,245	29,081	741	2,045	6,714
Other assets	—	3	—	4	2	1	—	—	—	—
Total assets	1,274,530	20,929,084	16,974,618	30,117,258	2,153,883	13,908,079	136,931,993	14,782,806	22,084,475	49,375,104

Liabilities:
Due to Sponsor Company	39	976	4,071	661	115	1,245	29,081	741	2,045	6,714
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	2	1	1	—
Total liabilities	39	976	4,071	661	115	1,245	29,083	742	2,046	6,714

Net assets:
For contract liabilities	$1,274,491	$20,928,108	$16,970,547	$30,116,597	$2,153,768	$13,906,834	$136,902,910	$14,782,064	$22,082,429	$49,368,390

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	20,928,108	—	25,107,880	2,153,768	3,676,224	104,680,318	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	5,008,717	—	10,230,610	32,222,592	14,782,064	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	9,743,229	—	—	—	—	—	15,967,210	22,782,910
class S2	—	—	7,227,318	—	—	—	—	—	6,115,219	26,585,480
class SRV	1,274,491	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,274,491	$20,928,108	$16,970,547	$30,116,597	$2,153,768	$13,906,834	$136,902,910	$14,782,064	$22,082,429	$49,368,390

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	648,933	—	2,398,078	299,134	202,994	1,948,628	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	474,310	—	567,107	665,481	921,575	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	470,915	—	—	—	—	—	793,205	735,882
class S2	—	—	351,694	—	—	—	—	—	307,452	888,552
class SRV	52,752	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	52,752	648,933	822,609	2,872,388	299,134	770,101	2,614,109	921,575	1,100,657	1,624,434

Cost	$842,817	$16,401,699	$13,217,385	$31,160,953	$2,320,447	$11,854,990	$98,859,048	$15,051,619	$17,529,759	$28,951,221

Deferred contracts in the accumulation period:
Units owned by participants #	43,411	1,231,298	639,086	1,878,787	82,702	605,483	2,203,074	179,366	576,724	922,381
Minimum unit fair value #*	$28.603764	$16.216069	$20.600045	$1.796906	$2.826377	$3.633895	$52.621816	$68.201921	$3.716214	$5.433875
Maximum unit fair value #*	$29.815545	$17.501407	$34.387869	$20.866378	$35.252298	$31.769833	$61.330363	$102.208090	$47.898406	$130.727639
Contract liability	$1,274,491	$20,820,657	$16,378,341	$29,248,711	$2,136,831	$13,757,594	$131,787,170	$14,684,595	$21,826,236	$47,877,668

Contracts in payout (annuitization) period:
Units owned by participants #	—	6,342	23,535	48,962	558	6,271	84,314	1,164	6,919	36,779
Minimum unit fair value #*	$—	$16.929072	$22.700569	$1.796906	$28.815336	$21.722807	$57.538293	$78.031752	$30.322496	$5.433875
Maximum unit fair value #*	$—	$17.229694	$34.387869	$20.866378	$34.095857	$31.769833	$61.330363	$84.170918	$46.327114	$130.727639
Contract liability	$—	$107,451	$592,206	$867,886	$16,937	$149,240	$5,115,740	$97,469	$256,193	$1,490,722

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Morgan Stanley VIF Global Franchise Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	13,654,046	3,910,343	7,420,762	9,069,937
class II	7,614,323	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	7,478,555	24,496,587	87,146,180	6,227,585	34,248,518	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	7,614,323	7,478,555	24,496,587	87,146,180	6,227,585	34,248,518	13,654,046	3,910,343	7,420,762	9,069,937
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	435	427	35,218	24,106	275	7,535	202,515	400	460	529
Other assets	7	2	2	—	1	1	3	—	—	—
Total assets	7,614,765	7,478,984	24,531,807	87,170,286	6,227,861	34,256,054	13,856,564	3,910,743	7,421,222	9,070,466

Liabilities:
Due to Sponsor Company	435	427	35,218	24,106	275	7,535	202,515	400	460	529
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	—	—	—	1
Total liabilities	435	427	35,218	24,107	275	7,535	202,515	400	460	530

Net assets:
For contract liabilities	$7,614,330	$7,478,557	$24,496,589	$87,146,179	$6,227,586	$34,248,519	$13,654,049	$3,910,343	$7,420,762	$9,069,936

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	13,654,049	3,910,343	7,420,762	9,069,936
class II	7,614,330	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	7,478,557	24,496,589	87,146,179	6,227,586	34,248,519	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,614,330	$7,478,557	$24,496,589	$87,146,179	$6,227,586	$34,248,519	$13,654,049	$3,910,343	$7,420,762	$9,069,936

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	2,585,994	192,249	463,219	797,708
class II	557,417	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	72,076	307,823	1,551,196	176,519	1,110,883	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	557,417	72,076	307,823	1,551,196	176,519	1,110,883	2,585,994	192,249	463,219	797,708

Cost	$7,236,322	$5,652,935	$16,645,209	$59,339,340	$4,726,763	$24,110,647	$16,739,974	$3,191,688	$5,072,422	$7,609,180

Deferred contracts in the accumulation period:
Units owned by participants #	135,780	186,007	608,523	2,331,924	177,999	871,430	677,065	97,628	245,386	903,965
Minimum unit fair value #*	$41.368811	$16.373274	$33.885861	$23.767839	$29.102828	$32.610152	$13.467251	$21.160525	$28.838524	$8.605878
Maximum unit fair value #*	$64.253294	$72.746388	$60.346969	$47.765371	$44.936288	$56.125630	$26.915716	$91.266043	$31.618739	$18.519528
Contract liability	$7,541,379	$7,463,809	$24,227,157	$86,554,310	$6,222,621	$33,876,986	$13,612,577	$3,874,580	$7,407,906	$9,053,037

Contracts in payout (annuitization) period:
Units owned by participants #	1,170	364	6,752	15,880	133	9,606	1,714	408	426	1,683
Minimum unit fair value #*	$60.755092	$40.365513	$38.771007	$35.553441	$37.382098	$36.998320	$22.939039	$77.781735	$30.154586	$9.647746
Maximum unit fair value #*	$64.253294	$43.541640	$41.822248	$41.369564	$37.382098	$43.050411	$26.915716	$91.266043	$30.921080	$10.893230
Contract liability	$72,951	$14,748	$269,432	$591,869	$4,965	$371,533	$41,472	$35,763	$12,856	$16,899

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2021

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	238,188
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	23,424,514	14,968,253	13,367,821	19,504,789	4,274,855	14,552,449	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	6,042,724	—	—	—
class S2	—	—	—	—	—	—	38,198,605	43,655,951	1,569,697	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	23,424,514	14,968,253	13,367,821	19,504,789	4,274,855	14,552,449	44,241,329	43,655,951	1,569,697	238,188
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	9,877	1,060	104,622	16,324	238	1,253	46,202	8,441	89	12
Other assets	—	2	2	—	2	—	1	2	4	2
Total assets	23,434,391	14,969,315	13,472,445	19,521,113	4,275,095	14,553,702	44,287,532	43,664,394	1,569,790	238,202

Liabilities:
Due to Sponsor Company	9,877	1,060	104,622	16,324	238	1,253	46,202	8,441	89	12
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	9,877	1,060	104,622	16,324	238	1,253	46,202	8,441	89	12

Net assets:
For contract liabilities	$23,424,514	$14,968,255	$13,367,823	$19,504,789	$4,274,857	$14,552,449	$44,241,330	$43,655,953	$1,569,701	$238,190

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	238,190
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	23,424,514	14,968,255	13,367,823	19,504,789	4,274,857	14,552,449	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	6,042,723	—	—	—
class S2	—	—	—	—	—	—	38,198,607	43,655,953	1,569,701	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$23,424,514	$14,968,255	$13,367,823	$19,504,789	$4,274,857	$14,552,449	$44,241,330	$43,655,953	$1,569,701	$238,190

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	10,397
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,373,066	585,383	271,648	1,403,222	286,327	472,175	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	254,967	—	—	—
class S2	—	—	—	—	—	—	1,614,481	2,073,917	18,903	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,373,066	585,383	271,648	1,403,222	286,327	472,175	1,869,448	2,073,917	18,903	10,397

Cost	$20,282,328	$9,308,210	$8,693,610	$17,108,539	$3,341,103	$9,571,698	$36,117,316	$31,641,273	$1,134,147	$174,106

Deferred contracts in the accumulation period:
Units owned by participants #	1,087,105	490,164	246,157	373,157	151,973	304,519	1,159,352	1,111,941	29,269	68,633
Minimum unit fair value #*	$10.341275	$20.656543	$46.904217	$38.708570	$21.300598	$40.465294	$3.631090	$32.986832	$46.285982	$2.916369
Maximum unit fair value #*	$34.066311	$51.628890	$58.182800	$65.326285	$34.788027	$51.894015	$44.520591	$45.205513	$64.711085	$32.979587
Contract liability	$23,174,455	$14,879,975	$13,312,533	$19,298,934	$4,169,279	$14,399,760	$43,481,492	$43,130,213	$1,569,661	$238,190

Contracts in payout (annuitization) period:
Units owned by participants #	8,230	2,588	996	3,477	3,940	3,158	18,510	12,714	1	—
Minimum unit fair value #*	$29.031815	$33.096196	$52.836030	$55.673307	$25.704452	$46.125850	$37.780516	$38.261494	$53.686788	$—
Maximum unit fair value #*	$34.066311	$36.118016	$58.182800	$65.326285	$30.160767	$51.894015	$44.520591	$45.205513	$53.686788	$—
Contract liability	$250,059	$88,280	$55,290	$205,855	$105,578	$152,689	$759,838	$525,740	$40	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2021

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—
class 2	27,710	724,486	158,784	27,750	—	—	—
class 4	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	6,267,786	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	3,043,467	—	—
class INIT	—	—	—	—	—	4,089,781	3,454,423
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
Total investments	27,710	724,486	158,784	27,750	9,311,253	4,089,781	3,454,423
Due from Sponsor Company	—	—	—	—	—	—	—
Receivable for fund shares sold	1	3,372	6	1	1,367	1,600	184
Other assets	—	—	—	—	—	—	1
Total assets	27,711	727,858	158,790	27,751	9,312,620	4,091,381	3,454,608

Liabilities:
Due to Sponsor Company	1	3,372	6	1	1,367	1,600	184
Payable for fund shares purchased	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	2	6	—
Total liabilities	1	3,372	6	2	1,369	1,606	184

Net assets:
For contract liabilities	$27,710	$724,486	$158,784	$27,749	$9,311,251	$4,089,775	$3,454,424

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—
class 2	27,710	724,486	158,784	27,749	—	—	—
class 4	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	6,267,786	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	3,043,465	—	—
class INIT	—	—	—	—	—	4,089,775	3,454,424
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
Total contract liabilities	$27,710	$724,486	$158,784	$27,749	$9,311,251	$4,089,775	$3,454,424

Shares:
class 1	—	—	—	—	—	—	—
class 2	13,650	51,602	3,715	790	—	—	—
class 4	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	751,533	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	368,013	—	—
class INIT	—	—	—	—	—	126,501	125,296
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
Total shares	13,650	51,602	3,715	790	1,119,546	126,501	125,296

Cost	$36,478	$515,230	$101,464	$18,904	$9,105,547	$3,074,715	$2,539,707

Deferred contracts in the accumulation period:
Units owned by participants #	1,645	113,371	2,512	618	574,776	170,637	127,734
Minimum unit fair value #*	$16.843032	$5.492509	$55.430787	$41.469985	$13.887139	$22.454026	$25.055307
Maximum unit fair value #*	$16.843032	$65.976145	$64.885614	$45.054370	$15.758919	$24.994966	$27.698488
Contract liability	$27,710	$717,516	$158,784	$27,749	$8,797,286	$4,065,938	$3,403,882

Contracts in payout (annuitization) period:
Units owned by participants #	—	1,053	—	—	33,188	967	1,837
Minimum unit fair value #*	$—	$6.619924	$—	$—	$15.089522	$24.651603	$26.942713
Maximum unit fair value #*	$—	$6.619924	$—	$—	$15.758919	$24.651603	$27.698488
Contract liability	$—	$6,970	$—	$—	$513,965	$23,837	$50,542

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Bond Fund. Change effective May 01, 2021.
(2) Formerly Wells Fargo VT Omega Growth Fund. Change effective December 03, 2021.
(3) Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2021.
(4) Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund. Change effective April 30, 2021.
(5) Formerly Invesco Oppenheimer V.I. Global Fund. Change effective April 30, 2021.
(6) Formerly Invesco Oppenheimer V.I. Main Street Fund®. Change effective April 30, 2021.
(7) Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Change effective April 30, 2021.
(8) Formerly Putnam VT Equity Income Fund. Change effective April 30, 2021.
(9) Formerly Wells Fargo VT Index Asset Allocation Fund. Change effective December 03, 2021.
(10) Formerly Wells Fargo VT International Equity Fund. Change effective December 03, 2021.
(11) Formerly Wells Fargo VT Small Cap Growth Fund. Change effective December 03, 2021.
(12) Formerly Wells Fargo VT Discovery Fund. Change effective December 03, 2021.
(13) Formerly Wells Fargo VT Opportunity Fund. Change effective December 03, 2021.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$41,500	$627,218	$79,254	$—	$113,318	$228,120	$5,484	$720,768	$3,921	$141,009

Expenses:
Administrative charges	(30,162)	(68,521)	(24,536)	—	—	—	—	—	—	—
Mortality and expense risk charges	(213,011)	(536,426)	(184,826)	(46,791)	(110,793)	(90,003)	(5,289)	(523,919)	(873,048)	(357,735)
Total expenses	(243,173)	(604,947)	(209,362)	(46,791)	(110,793)	(90,003)	(5,289)	(523,919)	(873,048)	(357,735)
Net investment income (loss)	(201,673)	22,271	(130,108)	(46,791)	2,525	138,117	195	196,849	(869,127)	(216,726)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(34,368)	(138,623)	560,851	137,535	7,029	(2,235)	31,976	1,431,773	—	569,628
Net realized gain distributions	360,753	—	—	290,548	—	—	35,328	133,099	—	—
Change in unrealized appreciation (depreciation) during the period	1,656,167	3,433,131	3,172,947	(188,182)	(247,653)	(16,670)	(43,591)	3,628,195	—	4,633,891
Net gain (loss) on investments	1,982,552	3,294,508	3,733,798	239,901	(240,624)	(18,905)	23,713	5,193,067	—	5,203,519
Net increase (decrease) in net assets resulting from operations	$1,780,879	$3,316,779	$3,603,690	$193,110	$(238,099)	$119,212	$23,908	$5,389,916	$(869,127)	$4,986,793

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$33,782	$88,794	$379,361	$1,206,035	$676,352	$—	$—	$505,288	$—	$48,758

Expenses:
Administrative charges	—	(31,029)	(200,228)	(123,869)	(30,008)	(12,245)	—	(57,123)	(53,233)	(320,782)
Mortality and expense risk charges	(30,404)	(491,422)	(3,374,329)	(2,036,170)	(516,162)	(212,320)	(12,305)	(444,199)	(411,671)	(2,298,326)
Total expenses	(30,404)	(522,451)	(3,574,557)	(2,160,039)	(546,170)	(224,565)	(12,305)	(501,322)	(464,904)	(2,619,108)
Net investment income (loss)	3,378	(433,657)	(3,195,196)	(954,004)	130,182	(224,565)	(12,305)	3,966	(464,904)	(2,570,350)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,166	2,070,540	11,861,317	5,207,782	1,117,955	752,073	67,939	734,321	1,845,125	11,664,912
Net realized gain distributions	118,186	1,299,248	22,849,053	1,076,896	—	263,356	81,892	3,496,991	6,043,399	21,464,942
Change in unrealized appreciation (depreciation) during the period	(178,622)	591,928	468,949	16,017,171	(2,143,514)	(229,376)	(35,851)	2,068,168	(2,047,135)	8,753,773
Net gain (loss) on investments	(49,270)	3,961,716	35,179,319	22,301,849	(1,025,559)	786,053	113,980	6,299,480	5,841,389	41,883,627
Net increase (decrease) in net assets resulting from operations	$(45,892)	$3,528,059	$31,984,123	$21,347,845	$(895,377)	$561,488	$101,675	$6,303,446	$5,376,485	$39,313,277

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$142,963	$61,241	$6,633	$56,757	$—	$4,620	$735,617	$796,308	$54,126	$64,394

Expenses:
Administrative charges	(72,487)	(7,908)	—	—	(23,274)	—	(23,605)	(29,434)	(5,609)	(6,599)
Mortality and expense risk charges	(569,494)	(68,970)	(90,329)	(14,155)	(374,503)	(5,419)	(393,744)	(528,015)	(94,206)	(104,429)
Total expenses	(641,981)	(76,878)	(90,329)	(14,155)	(397,777)	(5,419)	(417,349)	(557,449)	(99,815)	(111,028)
Net investment income (loss)	(499,018)	(15,637)	(83,696)	42,602	(397,777)	(799)	318,268	238,859	(45,689)	(46,634)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,018,955	264,455	440,463	21,035	706,220	15,304	(210,684)	425,885	345,970	5,717
Net realized gain distributions	6,478,530	415,301	539,796	—	2,352,516	13,329	—	—	100,228	—
Change in unrealized appreciation (depreciation) during the period	603,138	467,725	241,096	116,465	(1,112,562)	85,654	(43,114)	3,643,738	(723,157)	220,477
Net gain (loss) on investments	9,100,623	1,147,481	1,221,355	137,500	1,946,174	114,287	(253,798)	4,069,623	(276,959)	226,194
Net increase (decrease) in net assets resulting from operations	$8,601,605	$1,131,844	$1,137,659	$180,102	$1,548,397	$113,488	$64,470	$4,308,482	$(322,648)	$179,560

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,023	$—	$308,186	$8,550,357	$250,917	$2,731,934	$1,139,421	$728,844	$—	$558,551

Expenses:
Administrative charges	—	—	(55,563)	(669,883)	—	(396,653)	(366,012)	(133,472)	—	(149,273)
Mortality and expense risk charges	(3,793)	(6,438)	(457,263)	(4,423,317)	(844,157)	(2,863,456)	(2,909,019)	(963,222)	(176,403)	(1,108,548)
Total expenses	(3,793)	(6,438)	(512,826)	(5,093,200)	(844,157)	(3,260,109)	(3,275,031)	(1,096,694)	(176,403)	(1,257,821)
Net investment income (loss)	4,230	(6,438)	(204,640)	3,457,157	(593,240)	(528,175)	(2,135,610)	(367,850)	(176,403)	(699,270)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,045)	(30,143)	1,513,255	732,111	1,838,392	6,551,414	8,880,481	3,455,432	465,978	(39,324)
Net realized gain distributions	—	—	1,665,477	8,729,411	4,714,096	10,515,525	8,483,610	—	1,716,985	—
Change in unrealized appreciation (depreciation) during the period	47,451	(436)	2,166,982	(21,250,230)	757,598	40,228,939	28,173,291	1,353,076	(1,116,952)	(660,099)
Net gain (loss) on investments	46,406	(30,579)	5,345,714	(11,788,708)	7,310,086	57,295,878	45,537,382	4,808,508	1,066,011	(699,423)
Net increase (decrease) in net assets resulting from operations	$50,636	$(37,017)	$5,141,074	$(8,331,551)	$6,716,846	$56,767,703	$43,401,772	$4,440,658	$889,608	$(1,398,693)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$145,477	$180,690	$78,620	$936,115	$655,638	$—	$33,397	$778,608

Expenses:
Administrative charges	—	(31,947)	(26,590)	(44,661)	(21,522)	(60,000)	(126,416)	(8,018)	(6,082)	(50,220)
Mortality and expense risk charges	(403,988)	(250,307)	(205,905)	(260,356)	(124,296)	(423,528)	(808,243)	(109,889)	(102,242)	(807,456)
Total expenses	(403,988)	(282,254)	(232,495)	(305,017)	(145,818)	(483,528)	(934,659)	(117,907)	(108,324)	(857,676)
Net investment income (loss)	(403,988)	(282,254)	(87,018)	(124,327)	(67,198)	452,587	(279,021)	(117,907)	(74,927)	(79,068)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,916,158	1,021,831	2,472,507	615,116	423,695	295,835	3,272,098	440,055	268,822	1,292,347
Net realized gain distributions	3,023,619	1,376,939	521,584	933,402	1,103,755	495,252	6,723,580	859,402	167,927	2,076,360
Change in unrealized appreciation (depreciation) during the period	(4,326,130)	(1,660,442)	82,773	3,777,352	974,971	(676,517)	6,035,393	18,711	803,321	1,597,512
Net gain (loss) on investments	613,647	738,328	3,076,864	5,325,870	2,502,421	114,570	16,031,071	1,318,168	1,240,070	4,966,219
Net increase (decrease) in net assets resulting from operations	$209,659	$456,074	$2,989,846	$5,201,543	$2,435,223	$567,157	$15,752,050	$1,200,261	$1,165,143	$4,887,151

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$14,704	$251,394	$294,051	$1,193,877	$118,293	$119,165	$—	$—	$82,272	$516,348

Expenses:
Administrative charges	—	—	(8,235)	(34,486)	(2,471)	(22,386)	—	(36,691)	(30,889)	(58,757)
Mortality and expense risk charges	(14,372)	(305,560)	(275,408)	(553,405)	(40,891)	(240,828)	(2,395,059)	(266,357)	(336,430)	(787,522)
Total expenses	(14,372)	(305,560)	(283,643)	(587,891)	(43,362)	(263,214)	(2,395,059)	(303,048)	(367,319)	(846,279)
Net investment income (loss)	332	(54,166)	10,408	605,986	74,931	(144,049)	(2,395,059)	(303,048)	(285,047)	(329,931)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	99,455	757,342	410,276	81,509	(17,500)	384,959	10,620,712	2,377,929	509,938	2,675,199
Net realized gain distributions	28,901	1,377,558	163,472	2,102,060	—	—	39,622,118	7,623,627	—	—
Change in unrealized appreciation (depreciation) during the period	149,264	2,182,226	1,958,638	(3,509,754)	(137,493)	(57,817)	(48,831,620)	(11,692,088)	4,633,616	8,808,580
Net gain (loss) on investments	277,620	4,317,126	2,532,386	(1,326,185)	(154,993)	327,142	1,411,210	(1,690,532)	5,143,554	11,483,779
Net increase (decrease) in net assets resulting from operations	$277,952	$4,262,960	$2,542,794	$(720,199)	$(80,062)	$183,093	$(983,849)	$(1,993,580)	$4,858,507	$11,153,848

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Morgan Stanley VIF Global Franchise Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$47,638	$—	$—	$—	$30,378	$62,116	$97,289	$27,514	$—	$187,328

Expenses:
Administrative charges	(7,676)	(12,799)	(44,581)	(167,677)	(8,659)	(61,875)	(24,208)	(7,088)	—	—
Mortality and expense risk charges	(141,384)	(119,065)	(353,954)	(1,147,912)	(82,044)	(512,632)	(202,425)	(55,861)	(119,478)	(125,789)
Total expenses	(149,060)	(131,864)	(398,535)	(1,315,589)	(90,703)	(574,507)	(226,633)	(62,949)	(119,478)	(125,789)
Net investment income (loss)	(101,422)	(131,864)	(398,535)	(1,315,589)	(60,325)	(512,391)	(129,344)	(35,435)	(119,478)	61,539

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(961)	720,756	1,748,257	5,445,996	258,435	2,787,304	(555,159)	100,001	709,482	310,365
Net realized gain distributions	731,303	863,176	1,304,368	4,461,662	345,352	2,171,937	—	101,559	695,014	118,008
Change in unrealized appreciation (depreciation) during the period	641,855	(223,725)	1,880,485	2,757,569	841,594	2,083,222	(619,699)	282,990	95,898	702,512
Net gain (loss) on investments	1,372,197	1,360,207	4,933,110	12,665,227	1,445,381	7,042,463	(1,174,858)	484,550	1,500,394	1,130,885
Net increase (decrease) in net assets resulting from operations	$1,270,775	$1,228,343	$4,534,575	$11,349,638	$1,385,056	$6,530,072	$(1,304,202)	$449,115	$1,380,916	$1,192,424

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2021

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)

Investment income:
Dividends	$276,405	$98,125	$19,737	$151,855	$39,142	$169,353	$598,111	$677,103	$—	$1,555

Expenses:
Administrative charges	(43,186)	(28,145)	—	(34,162)	(7,581)	—	(67,415)	(66,267)	(1,633)	(531)
Mortality and expense risk charges	(359,608)	(204,943)	(190,479)	(286,032)	(65,119)	(201,288)	(645,397)	(671,243)	(31,645)	(4,631)
Total expenses	(402,794)	(233,088)	(190,479)	(320,194)	(72,700)	(201,288)	(712,812)	(737,510)	(33,278)	(5,162)
Net investment income (loss)	(126,389)	(134,963)	(170,742)	(168,339)	(33,558)	(31,935)	(114,701)	(60,407)	(33,278)	(3,607)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	536,509	1,465,845	1,054,621	169,337	200,404	792,903	1,066,107	2,003,136	95,965	32,288
Net realized gain distributions	852,361	1,298,310	1,315,819	—	268,629	527,248	—	—	194,896	26,887
Change in unrealized appreciation (depreciation) during the period	371,364	1,087,167	498,115	5,768,289	107,899	1,847,739	9,136,916	9,442,668	(115,951)	(19,244)
Net gain (loss) on investments	1,760,234	3,851,322	2,868,555	5,937,626	576,932	3,167,890	10,203,023	11,445,804	174,910	39,931
Net increase (decrease) in net assets resulting from operations	$1,633,845	$3,716,359	$2,697,813	$5,769,287	$543,374	$3,135,955	$10,088,322	$11,385,397	$141,632	$36,324

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2021

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$279	$—	$—	$11	$228,738	$16,557	$7,711

Expenses:
Administrative charges	—	(1,536)	—	—	—	—	—
Mortality and expense risk charges	(311)	(10,329)	(2,651)	(305)	(143,934)	(75,961)	(61,291)
Total expenses	(311)	(11,865)	(2,651)	(305)	(143,934)	(75,961)	(61,291)
Net investment income (loss)	(32)	(11,865)	(2,651)	(294)	84,804	(59,404)	(53,580)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(713)	60,992	47,360	517	(5,180)	71,650	76,610
Net realized gain distributions	—	85,995	12,392	1,308	333,868	283,662	410,672
Change in unrealized appreciation (depreciation) during the period	2,220	(84,972)	(67,394)	3,891	668,735	485,513	231,258
Net gain (loss) on investments	1,507	62,015	(7,642)	5,716	997,423	840,825	718,540
Net increase (decrease) in net assets resulting from operations	$1,475	$50,150	$(10,293)	$5,422	$1,082,227	$781,421	$664,960

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Bond Fund. Change effective May 01, 2021.
(2) Formerly Wells Fargo VT Omega Growth Fund. Change effective December 03, 2021.
(3) Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2021.
(4) Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund. Change effective April 30, 2021.
(5) Formerly Invesco Oppenheimer V.I. Global Fund. Change effective April 30, 2021.
(6) Formerly Invesco Oppenheimer V.I. Main Street Fund®. Change effective April 30, 2021.
(7) Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Change effective April 30, 2021.
(8) Formerly Putnam VT Equity Income Fund. Change effective April 30, 2021.
(9) Formerly Wells Fargo VT Index Asset Allocation Fund. Change effective December 03, 2021.
(10) Formerly Wells Fargo VT International Equity Fund. Change effective December 03, 2021.
(11) Formerly Wells Fargo VT Small Cap Growth Fund. Change effective December 03, 2021.
(12) Formerly Wells Fargo VT Discovery Fund. Change effective December 03, 2021.
(13) Formerly Wells Fargo VT Opportunity Fund. Change effective December 03, 2021.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(201,673)	$22,271	$(130,108)	$(46,791)	$2,525	$138,117	$195	$196,849	$(869,127)	$(216,726)
Net realized gain (loss) on security transactions	(34,368)	(138,623)	560,851	137,535	7,029	(2,235)	31,976	1,431,773	—	569,628
Net realized gain distributions	360,753	—	—	290,548	—	—	35,328	133,099	—	—
Change in unrealized appreciation (depreciation) during the period	1,656,167	3,433,131	3,172,947	(188,182)	(247,653)	(16,670)	(43,591)	3,628,195	—	4,633,891
Net increase (decrease) in net assets resulting from operations	1,780,879	3,316,779	3,603,690	193,110	(238,099)	119,212	23,908	5,389,916	(869,127)	4,986,793

Unit transactions:
Purchases	175,433	234,586	139,482	22,574	3,018	85,025	—	616,386	563,636	187,857
Net transfers	15,459	(937,763)	811,730	(15,308)	992,548	249,100	11,870	38,018	14,455,942	(2,038,233)
Surrenders for benefit payments and fees	(1,379,676)	(3,316,512)	(1,514,519)	(267,782)	(484,418)	(431,104)	(75,626)	(2,657,374)	(15,387,808)	(1,974,700)
Other transactions	(1)	1,721	873	(8)	1	48	—	3,455	385	886
Death benefits	(868,448)	(1,015,859)	(305,113)	(63,071)	(67,355)	(118,281)	(10,491)	(726,616)	(3,027,288)	(658,668)
Net annuity transactions	(34,096)	(42,656)	(18,330)	(4,499)	(29,864)	(65,578)	—	(369,650)	26,213	63,266
Net increase (decrease) in net assets resulting from unit transactions	(2,091,329)	(5,076,483)	(885,877)	(328,094)	413,930	(280,790)	(74,247)	(3,095,781)	(3,368,920)	(4,419,592)
Net increase (decrease) in net assets	(310,450)	(1,759,704)	2,717,813	(134,984)	175,831	(161,578)	(50,339)	2,294,135	(4,238,047)	567,201

Net assets:
Beginning of period	16,221,767	38,358,783	11,191,467	3,136,285	4,868,055	4,855,403	531,236	32,943,004	59,084,535	21,358,213
End of period	$15,911,317	$36,599,079	$13,909,280	$3,001,301	$5,043,886	$4,693,825	$480,897	$35,237,139	$54,846,488	$21,925,414

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,378	$(433,657)	$(3,195,196)	$(954,004)	$130,182	$(224,565)	$(12,305)	$3,966	$(464,904)	$(2,570,350)
Net realized gain (loss) on security transactions	11,166	2,070,540	11,861,317	5,207,782	1,117,955	752,073	67,939	734,321	1,845,125	11,664,912
Net realized gain distributions	118,186	1,299,248	22,849,053	1,076,896	—	263,356	81,892	3,496,991	6,043,399	21,464,942
Change in unrealized appreciation (depreciation) during the period	(178,622)	591,928	468,949	16,017,171	(2,143,514)	(229,376)	(35,851)	2,068,168	(2,047,135)	8,753,773
Net increase (decrease) in net assets resulting from operations	(45,892)	3,528,059	31,984,123	21,347,845	(895,377)	561,488	101,675	6,303,446	5,376,485	39,313,277

Unit transactions:
Purchases	—	178,305	746,550	820,769	53,743	2,081	1,952	178,653	122,733	870,072
Net transfers	484,438	(86,229)	(3,935,572)	(450,213)	255,539	(57,001)	(24,945)	(1,535,431)	(535,007)	(6,706,975)
Surrenders for benefit payments and fees	(372,637)	(1,882,082)	(12,788,202)	(8,842,704)	(2,085,273)	(784,204)	(90,501)	(2,518,483)	(2,183,138)	(16,149,603)
Other transactions	—	543	2,744	913	149	493	26	907	434	13,104
Death benefits	(52,012)	(526,696)	(3,665,101)	(2,769,179)	(481,615)	(162,865)	(18,439)	(783,919)	(431,982)	(4,259,206)
Net annuity transactions	—	(83,554)	(290,055)	(268,248)	(119,446)	(50,216)	(1,421)	(79,541)	1,239	(493,912)
Net increase (decrease) in net assets resulting from unit transactions	59,789	(2,399,713)	(19,929,636)	(11,508,662)	(2,376,903)	(1,051,712)	(133,328)	(4,737,814)	(3,025,721)	(26,726,520)
Net increase (decrease) in net assets	13,897	1,128,346	12,054,487	9,839,183	(3,272,280)	(490,224)	(31,653)	1,565,632	2,350,764	12,586,757

Net assets:
Beginning of period	2,719,489	25,523,193	171,418,048	103,151,803	29,777,983	11,355,265	800,357	29,873,495	27,043,881	165,330,401
End of period	$2,733,386	$26,651,539	$183,472,535	$112,990,986	$26,505,703	$10,865,041	$768,704	$31,439,127	$29,394,645	$177,917,158

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(499,018)	$(15,637)	$(83,696)	$42,602	$(397,777)	$(799)	$318,268	$238,859	$(45,689)	$(46,634)
Net realized gain (loss) on security transactions	2,018,955	264,455	440,463	21,035	706,220	15,304	(210,684)	425,885	345,970	5,717
Net realized gain distributions	6,478,530	415,301	539,796	—	2,352,516	13,329	—	—	100,228	—
Change in unrealized appreciation (depreciation) during the period	603,138	467,725	241,096	116,465	(1,112,562)	85,654	(43,114)	3,643,738	(723,157)	220,477
Net increase (decrease) in net assets resulting from operations	8,601,605	1,131,844	1,137,659	180,102	1,548,397	113,488	64,470	4,308,482	(322,648)	179,560

Unit transactions:
Purchases	190,833	6,344	17,692	—	66,825	—	99,176	180,967	3,445	31,806
Net transfers	(1,787,383)	1,255,046	(390,750)	(6,588)	(327,380)	(48,532)	758,082	(214,226)	92,327	(84,417)
Surrenders for benefit payments and fees	(3,788,543)	(418,545)	(478,790)	(71,624)	(1,577,372)	(38,029)	(1,874,041)	(2,070,465)	(325,955)	(492,896)
Other transactions	832	(755)	(425)	—	1,610	(1)	2,294	764	(114)	(8)
Death benefits	(976,247)	(43,894)	(39,795)	(43,870)	(475,897)	(3,530)	(611,667)	(852,616)	(97,244)	(139,026)
Net annuity transactions	38,980	(15,142)	(20,016)	(3,243)	(51,129)	—	(169,639)	(129,257)	(19,213)	(25,352)
Net increase (decrease) in net assets resulting from unit transactions	(6,321,528)	783,054	(912,084)	(125,325)	(2,363,343)	(90,092)	(1,795,795)	(3,084,833)	(346,754)	(709,893)
Net increase (decrease) in net assets	2,280,077	1,914,898	225,575	54,777	(814,946)	23,396	(1,731,325)	1,223,649	(669,402)	(530,333)

Net assets:
Beginning of period	39,186,155	3,389,374	5,466,892	1,227,205	19,893,729	498,889	21,882,207	26,272,266	5,114,690	6,132,897
End of period	$41,466,232	$5,304,272	$5,692,467	$1,281,982	$19,078,783	$522,285	$20,150,882	$27,495,915	$4,445,288	$5,602,564

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,230	$(6,438)	$(204,640)	$3,457,157	$(593,240)	$(528,175)	$(2,135,610)	$(367,850)	$(176,403)	$(699,270)
Net realized gain (loss) on security transactions	(1,045)	(30,143)	1,513,255	732,111	1,838,392	6,551,414	8,880,481	3,455,432	465,978	(39,324)
Net realized gain distributions	—	—	1,665,477	8,729,411	4,714,096	10,515,525	8,483,610	—	1,716,985	—
Change in unrealized appreciation (depreciation) during the period	47,451	(436)	2,166,982	(21,250,230)	757,598	40,228,939	28,173,291	1,353,076	(1,116,952)	(660,099)
Net increase (decrease) in net assets resulting from operations	50,636	(37,017)	5,141,074	(8,331,551)	6,716,846	56,767,703	43,401,772	4,440,658	889,608	(1,398,693)

Unit transactions:
Purchases	—	—	237,763	1,026,974	131,527	1,030,757	986,492	283,156	50,426	639,098
Net transfers	(7,604)	97,104	835,059	39,680,081	(1,016,336)	(11,677,971)	(10,677,884)	1,425,930	(476,265)	9,107,699
Surrenders for benefit payments and fees	(7,073)	(101,413)	(4,005,888)	(38,621,534)	(4,530,568)	(20,219,444)	(18,195,018)	(7,537,441)	(759,580)	(9,876,003)
Other transactions	—	—	6,822	14,264	676	9,183	15,402	10,738	404	4,362
Death benefits	(21,618)	(45,643)	(1,499,396)	(9,700,345)	(1,144,150)	(6,183,560)	(4,216,177)	(1,580,679)	(418,092)	(2,760,557)
Net annuity transactions	(45)	(898)	28,558	(15,428)	(54,132)	(490,470)	(156,874)	(69,791)	(2,419)	(50,687)
Net increase (decrease) in net assets resulting from unit transactions	(36,340)	(50,850)	(4,397,082)	(7,615,988)	(6,612,983)	(37,531,505)	(32,244,059)	(7,468,087)	(1,605,526)	(2,936,088)
Net increase (decrease) in net assets	14,296	(87,867)	743,992	(15,947,539)	103,863	19,236,198	11,157,713	(3,027,429)	(715,918)	(4,334,781)

Net assets:
Beginning of period	309,282	580,173	30,624,934	360,967,883	54,172,335	204,938,429	198,923,579	73,741,139	11,183,739	80,065,994
End of period	$323,578	$492,306	$31,368,926	$345,020,344	$54,276,198	$224,174,627	$210,081,292	$70,713,710	$10,467,821	$75,731,213

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(403,988)	$(282,254)	$(87,018)	$(124,327)	$(67,198)	$452,587	$(279,021)	$(117,907)	$(74,927)	$(79,068)
Net realized gain (loss) on security transactions	1,916,158	1,021,831	2,472,507	615,116	423,695	295,835	3,272,098	440,055	268,822	1,292,347
Net realized gain distributions	3,023,619	1,376,939	521,584	933,402	1,103,755	495,252	6,723,580	859,402	167,927	2,076,360
Change in unrealized appreciation (depreciation) during the period	(4,326,130)	(1,660,442)	82,773	3,777,352	974,971	(676,517)	6,035,393	18,711	803,321	1,597,512
Net increase (decrease) in net assets resulting from operations	209,659	456,074	2,989,846	5,201,543	2,435,223	567,157	15,752,050	1,200,261	1,165,143	4,887,151

Unit transactions:
Purchases	146,495	61,983	111,839	86,923	1,855	82,832	386,441	15,167	5,581	72,129
Net transfers	(1,676,822)	(444,636)	(67,918)	(2,163,157)	(370,335)	1,487,198	(4,283,868)	(53,437)	(175,571)	305,038
Surrenders for benefit payments and fees	(2,410,007)	(1,480,523)	(4,628,609)	(2,325,501)	(749,593)	(3,025,304)	(6,381,223)	(399,661)	(292,540)	(2,837,252)
Other transactions	148	1,165	3,598	664	27	362	8,926	414	(3)	959
Death benefits	(661,551)	(373,086)	(370,366)	(518,286)	(327,523)	(733,522)	(2,061,766)	(193,042)	(90,343)	(1,298,850)
Net annuity transactions	(60,733)	11,312	(815)	99,973	(27,488)	5,174	(130,380)	(11,051)	(10,623)	(172,801)
Net increase (decrease) in net assets resulting from unit transactions	(4,662,470)	(2,223,785)	(4,952,271)	(4,819,384)	(1,473,057)	(2,183,260)	(12,461,870)	(641,610)	(563,499)	(3,930,777)
Net increase (decrease) in net assets	(4,452,811)	(1,767,711)	(1,962,425)	382,159	962,166	(1,616,103)	3,290,180	558,651	601,644	956,374

Net assets:
Beginning of period	28,947,698	18,386,101	14,609,155	22,211,923	10,713,345	32,521,996	62,885,630	5,988,789	5,062,184	42,486,457
End of period	$24,494,887	$16,618,390	$12,646,730	$22,594,082	$11,675,511	$30,905,893	$66,175,810	$6,547,440	$5,663,828	$43,442,831

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$332	$(54,166)	$10,408	$605,986	$74,931	$(144,049)	$(2,395,059)	$(303,048)	$(285,047)	$(329,931)
Net realized gain (loss) on security transactions	99,455	757,342	410,276	81,509	(17,500)	384,959	10,620,712	2,377,929	509,938	2,675,199
Net realized gain distributions	28,901	1,377,558	163,472	2,102,060	—	—	39,622,118	7,623,627	—	—
Change in unrealized appreciation (depreciation) during the period	149,264	2,182,226	1,958,638	(3,509,754)	(137,493)	(57,817)	(48,831,620)	(11,692,088)	4,633,616	8,808,580
Net increase (decrease) in net assets resulting from operations	277,952	4,262,960	2,542,794	(720,199)	(80,062)	183,093	(983,849)	(1,993,580)	4,858,507	11,153,848

Unit transactions:
Purchases	—	2,288,434	403,441	337,542	—	22,967	1,616,701	110,045	17,048	719,665
Net transfers	(108,012)	(653,756)	145,382	1,769,529	292,541	369,439	(4,416,980)	(4,773,376)	(204,949)	(698,855)
Surrenders for benefit payments and fees	(158,004)	(1,271,023)	(887,385)	(2,642,491)	(154,037)	(1,005,026)	(11,255,106)	(1,539,040)	(1,873,421)	(3,792,384)
Other transactions	1	4	4,496	(391)	19	(515)	10,459	(163)	(88)	8,754
Death benefits	(21,282)	(180,246)	(619,376)	(1,658,868)	(42,765)	(117,309)	(3,540,423)	(512,139)	(295,304)	(1,590,662)
Net annuity transactions	—	(21,541)	(222,075)	(132,854)	(17,830)	(51,223)	(661,975)	(15,792)	(34,291)	(83,772)
Net increase (decrease) in net assets resulting from unit transactions	(287,297)	161,872	(1,175,517)	(2,327,533)	77,928	(781,667)	(18,247,324)	(6,730,465)	(2,391,005)	(5,437,254)
Net increase (decrease) in net assets	(9,345)	4,424,832	1,367,277	(3,047,732)	(2,134)	(598,574)	(19,231,173)	(8,724,045)	2,467,502	5,716,594

Net assets:
Beginning of period	1,283,836	16,503,276	15,603,270	33,164,329	2,155,902	14,505,408	156,134,083	23,506,109	19,614,927	43,651,796
End of period	$1,274,491	$20,928,108	$16,970,547	$30,116,597	$2,153,768	$13,906,834	$136,902,910	$14,782,064	$22,082,429	$49,368,390

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Morgan Stanley VIF Global Franchise Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(101,422)	$(131,864)	$(398,535)	$(1,315,589)	$(60,325)	$(512,391)	$(129,344)	$(35,435)	$(119,478)	$61,539
Net realized gain (loss) on security transactions	(961)	720,756	1,748,257	5,445,996	258,435	2,787,304	(555,159)	100,001	709,482	310,365
Net realized gain distributions	731,303	863,176	1,304,368	4,461,662	345,352	2,171,937	—	101,559	695,014	118,008
Change in unrealized appreciation (depreciation) during the period	641,855	(223,725)	1,880,485	2,757,569	841,594	2,083,222	(619,699)	282,990	95,898	702,512
Net increase (decrease) in net assets resulting from operations	1,270,775	1,228,343	4,534,575	11,349,638	1,385,056	6,530,072	(1,304,202)	449,115	1,380,916	1,192,424

Unit transactions:
Purchases	212,655	8,698	152,696	457,165	2,342	177,586	71,052	5,815	6,752	1,918
Net transfers	81,151	(394,942)	(1,062,261)	(1,565,488)	(181,301)	(3,172,194)	1,755,977	42,587	(786,892)	(155,297)
Surrenders for benefit payments and fees	(417,395)	(818,451)	(2,269,353)	(8,390,952)	(673,416)	(3,426,235)	(1,521,179)	(319,381)	(698,661)	(1,083,309)
Other transactions	30	(26)	(465)	11,777	(34)	563	14	(4)	—	486
Death benefits	(415,385)	(100,192)	(550,275)	(2,425,668)	(126,185)	(683,659)	(993,035)	(40,369)	(43,123)	(255,104)
Net annuity transactions	(39,389)	13,161	(74,403)	(237,584)	(3,807)	(4,704)	(8,233)	(26,584)	10,889	2,310
Net increase (decrease) in net assets resulting from unit transactions	(578,333)	(1,291,752)	(3,804,061)	(12,150,750)	(982,401)	(7,108,643)	(695,404)	(337,936)	(1,511,035)	(1,488,996)
Net increase (decrease) in net assets	692,442	(63,409)	730,514	(801,112)	402,655	(578,571)	(1,999,606)	111,179	(130,119)	(296,572)

Net assets:
Beginning of period	6,921,888	7,541,966	23,766,075	87,947,291	5,824,931	34,827,090	15,653,655	3,799,164	7,550,881	9,366,508
End of period	$7,614,330	$7,478,557	$24,496,589	$87,146,179	$6,227,586	$34,248,519	$13,654,049	$3,910,343	$7,420,762	$9,069,936

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)

Operations:
Net investment income (loss)	$(126,389)	$(134,963)	$(170,742)	$(168,339)	$(33,558)	$(31,935)	$(114,701)	$(60,407)	$(33,278)	$(3,607)
Net realized gain (loss) on security transactions	536,509	1,465,845	1,054,621	169,337	200,404	792,903	1,066,107	2,003,136	95,965	32,288
Net realized gain distributions	852,361	1,298,310	1,315,819	—	268,629	527,248	—	—	194,896	26,887
Change in unrealized appreciation (depreciation) during the period	371,364	1,087,167	498,115	5,768,289	107,899	1,847,739	9,136,916	9,442,668	(115,951)	(19,244)
Net increase (decrease) in net assets resulting from operations	1,633,845	3,716,359	2,697,813	5,769,287	543,374	3,135,955	10,088,322	11,385,397	141,632	36,324

Unit transactions:
Purchases	175,961	96,927	2,661	53,654	2,651	12,814	381,538	191,048	—	—
Net transfers	528,943	(490,051)	(1,025,660)	(2,108,436)	(195,217)	(334,229)	(1,213,871)	(2,649,049)	(13,086)	624
Surrenders for benefit payments and fees	(1,917,983)	(1,361,794)	(1,494,316)	(1,389,059)	(481,436)	(1,184,912)	(4,036,517)	(3,447,313)	(87,554)	(138,339)
Other transactions	1,270	(1,028)	1,136	736	598	339	558	543	6	—
Death benefits	(452,487)	(512,037)	(294,188)	(332,175)	(12,232)	(143,928)	(1,539,814)	(1,388,815)	(15,954)	—
Net annuity transactions	(5,927)	(30,400)	(5,047)	(49,522)	(43,101)	(24,847)	(20,942)	(146,123)	(6)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,670,223)	(2,298,383)	(2,815,414)	(3,824,802)	(728,737)	(1,674,763)	(6,429,048)	(7,439,709)	(116,594)	(137,715)
Net increase (decrease) in net assets	(36,378)	1,417,976	(117,601)	1,944,485	(185,363)	1,461,192	3,659,274	3,945,688	25,038	(101,391)

Net assets:
Beginning of period	23,460,892	13,550,279	13,485,424	17,560,304	4,460,220	13,091,257	40,582,056	39,710,265	1,544,663	339,581
End of period	$23,424,514	$14,968,255	$13,367,823	$19,504,789	$4,274,857	$14,552,449	$44,241,330	$43,655,953	$1,569,701	$238,190

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2021

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(32)	$(11,865)	$(2,651)	$(294)	$84,804	$(59,404)	$(53,580)
Net realized gain (loss) on security transactions	(713)	60,992	47,360	517	(5,180)	71,650	76,610
Net realized gain distributions	—	85,995	12,392	1,308	333,868	283,662	410,672
Change in unrealized appreciation (depreciation) during the period	2,220	(84,972)	(67,394)	3,891	668,735	485,513	231,258
Net increase (decrease) in net assets resulting from operations	1,475	50,150	(10,293)	5,422	1,082,227	781,421	664,960

Unit transactions:
Purchases	—	3,431	—	—	36,942	—	3,987
Net transfers	376	(46,775)	2,869	—	278,155	133,353	48,694
Surrenders for benefit payments and fees	—	(57,196)	(99,137)	(1,594)	(440,815)	(143,758)	(117,037)
Other transactions	—	(143)	—	(1)	3,324	56	(1)
Death benefits	—	(32,566)	—	—	(149,641)	(43,592)	(39,288)
Net annuity transactions	—	5,820	—	—	(250,905)	(3,851)	34,727
Net increase (decrease) in net assets resulting from unit transactions	376	(127,429)	(96,268)	(1,595)	(522,940)	(57,792)	(68,918)
Net increase (decrease) in net assets	1,851	(77,279)	(106,561)	3,827	559,287	723,629	596,042

Net assets:
Beginning of period	25,859	801,765	265,345	23,922	8,751,964	3,366,146	2,858,382
End of period	$27,710	$724,486	$158,784	$27,749	$9,311,251	$4,089,775	$3,454,424

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Bond Fund. Change effective May 01, 2021.
(2) Formerly Wells Fargo VT Omega Growth Fund. Change effective December 03, 2021.
(3) Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2021.
(4) Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund. Change effective April 30, 2021.
(5) Formerly Invesco Oppenheimer V.I. Global Fund. Change effective April 30, 2021.
(6) Formerly Invesco Oppenheimer V.I. Main Street Fund®. Change effective April 30, 2021.
(7) Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®. Change effective April 30, 2021.
(8) Formerly Putnam VT Equity Income Fund. Change effective April 30, 2021.
(9) Formerly Wells Fargo VT Index Asset Allocation Fund. Change effective December 03, 2021.
(10) Formerly Wells Fargo VT International Equity Fund. Change effective December 03, 2021.
(11) Formerly Wells Fargo VT Small Cap Growth Fund. Change effective December 03, 2021.
(12) Formerly Wells Fargo VT Discovery Fund. Change effective December 03, 2021.
(13) Formerly Wells Fargo VT Opportunity Fund. Change effective December 03, 2021.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$88,192	$(15,338)	$(73,812)	$(11,451)	$1,792	$188,783	$5,394	$461,438	$(725,165)	$(51,963)
Net realized gain (loss) on security transactions	(553,756)	(1,850,797)	(565,918)	96,334	58,613	(55,286)	25,319	1,194,861	—	(550,285)
Net realized gain distributions	457,889	—	502,785	237,764	—	—	11,386	796,750	—	1,069,098
Change in unrealized appreciation (depreciation) during the period	1,046,500	2,799,277	512,432	386,664	125,533	(104,877)	21,443	(3,435,625)	—	(117,703)
Net increase (decrease) in net assets resulting from operations	1,038,825	933,142	375,487	709,311	185,938	28,620	63,542	(982,576)	(725,165)	349,147

Unit transactions:
Purchases	30,182	133,572	23,333	558	13,029	17,845	—	92,669	84,004	101,448
Net transfers	762,820	2,938,892	(29,372)	(96,665)	560,620	(11,460)	(23,998)	(664,051)	27,430,706	1,885,337
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,806,978)	(3,444,995)	(920,852)	(338,680)	(545,492)	(203,346)	(52,355)	(2,701,291)	(16,285,610)	(2,073,320)
Other transactions	(21)	1,177	(162)	23	(12)	(41)	—	(319)	889	741
Death benefits	(591,604)	(997,449)	(229,221)	(9,793)	(131,235)	(145,874)	(974)	(765,878)	(1,812,782)	(705,998)
Net annuity transactions	(2,286)	(3,119)	20,789	(3,861)	5,880	(53,654)	—	(101,245)	30,348	(7,654)
Net increase (decrease) in net assets resulting from unit transactions	(1,607,887)	(1,371,922)	(1,135,485)	(448,418)	(97,210)	(396,530)	(77,327)	(4,140,115)	9,447,555	(799,446)
Net increase (decrease) in net assets	(569,062)	(438,780)	(759,998)	260,893	88,728	(367,910)	(13,785)	(5,122,691)	8,722,390	(450,299)

Net assets:
Beginning of period	16,790,829	38,797,563	11,951,465	2,875,392	4,779,327	5,223,313	545,021	38,065,695	50,362,145	21,808,512
End of period	$16,221,767	$38,358,783	$11,191,467	$3,136,285	$4,868,055	$4,855,403	$531,236	$32,943,004	$59,084,535	$21,358,213

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$21,601	$(356,330)	$(2,357,276)	$(609,980)	$(322,080)	$(166,725)	$(11,581)	$1,791	$(348,513)	$(2,207,610)
Net realized gain (loss) on security transactions	45,386	1,212,262	8,766,987	2,377,169	458,831	539,779	67,207	(383,083)	1,457,266	6,294,381
Net realized gain distributions	22,923	637,844	3,351,437	2,554,277	—	597,524	54,113	1,329,873	2,108,055	841,124
Change in unrealized appreciation (depreciation) during the period	115,030	4,228,196	49,186,931	5,746,515	2,903,048	1,473,916	140,160	339,738	4,493,030	33,489,163
Net increase (decrease) in net assets resulting from operations	204,940	5,721,972	58,948,079	10,067,981	3,039,799	2,444,494	249,899	1,288,319	7,709,838	38,417,058

Unit transactions:
Purchases	—	93,936	738,242	493,119	131,749	70,800	—	149,757	36,812	877,110
Net transfers	138,721	(673,296)	(5,484,477)	(1,220,943)	118,143	(177,904)	(151,952)	665,711	1,042,055	(8,722,053)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(304,992)	(1,536,187)	(12,724,932)	(8,069,354)	(2,003,267)	(958,400)	(83,996)	(2,833,121)	(1,779,643)	(14,386,455)
Other transactions	(1)	(129)	10,777	4,005	937	632	128	207	(935)	5,079
Death benefits	(50,140)	(700,917)	(3,407,268)	(2,919,672)	(689,662)	(229,163)	(27,621)	(769,037)	(172,040)	(4,165,538)
Net annuity transactions	—	(30,284)	(391,409)	(366,311)	(93,999)	(37,549)	1,100	(39,900)	(86,165)	(219,516)
Net increase (decrease) in net assets resulting from unit transactions	(216,412)	(2,846,877)	(21,259,067)	(12,079,156)	(2,536,099)	(1,331,584)	(262,341)	(2,826,383)	(959,916)	(26,611,373)
Net increase (decrease) in net assets	(11,472)	2,875,095	37,689,012	(2,011,175)	503,700	1,112,910	(12,442)	(1,538,064)	6,749,922	11,805,685

Net assets:
Beginning of period	2,730,961	22,648,098	133,729,036	105,162,978	29,274,283	10,242,355	812,799	31,411,559	20,293,959	153,524,716
End of period	$2,719,489	$25,523,193	$171,418,048	$103,151,803	$29,777,983	$11,355,265	$800,357	$29,873,495	$27,043,881	$165,330,401

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(403,489)	$(15,364)	$(71,600)	$57,331	$(322,613)	$1,572	$702,851	$201,774	$108,472	$61,955
Net realized gain (loss) on security transactions	(310,405)	(43,759)	153,012	45,629	145,923	(26,421)	(501,187)	(362,603)	108,681	(203,606)
Net realized gain distributions	—	152,179	64,296	1,037	2,148,321	27,345	—	954,689	115,346	—
Change in unrealized appreciation (depreciation) during the period	6,539,651	143,084	1,189,310	(124,002)	5,201,074	16,549	60,130	(3,017,852)	320,416	317,697
Net increase (decrease) in net assets resulting from operations	5,825,757	236,140	1,335,018	(20,005)	7,172,705	19,045	261,794	(2,223,992)	652,915	176,046

Unit transactions:
Purchases	112,049	4,816	7,092	—	77,896	—	164,779	67,355	2,400	10,678
Net transfers	(2,112,688)	144,660	48,938	59,245	(942,917)	2,792	142,430	359,649	(215,841)	(115,959)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,080,245)	(279,898)	(422,389)	(391,459)	(1,125,510)	(33,641)	(2,168,362)	(1,756,144)	(285,827)	(412,136)
Other transactions	(364)	(6)	(4)	—	2,319	—	82	1,543	24	(29)
Death benefits	(759,392)	(61,178)	(17,914)	(192,956)	(147,222)	(356)	(935,131)	(589,630)	(26,710)	(24,848)
Net annuity transactions	(33,640)	9,259	43,516	(6,650)	(42,717)	—	39,674	(59,221)	(6,751)	(38,115)
Net increase (decrease) in net assets resulting from unit transactions	(5,874,280)	(182,347)	(340,761)	(531,820)	(2,178,151)	(31,205)	(2,756,528)	(1,976,448)	(532,705)	(580,409)
Net increase (decrease) in net assets	(48,523)	53,793	994,257	(551,825)	4,994,554	(12,160)	(2,494,734)	(4,200,440)	120,210	(404,363)

Net assets:
Beginning of period	39,234,678	3,335,581	4,472,635	1,779,030	14,899,175	511,049	24,376,941	30,472,706	4,994,480	6,537,260
End of period	$39,186,155	$3,389,374	$5,466,892	$1,227,205	$19,893,729	$498,889	$21,882,207	$26,272,266	$5,114,690	$6,132,897

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,825	$39,784	$22,006	$7,305,886	$(313,100)	$1,081,298	$(1,281,799)
Net realized gain (loss) on security transactions	(4,716)	(19,267)	597,938	1,299,903	787,215	(2,508,678)	2,188,394
Net realized gain distributions	5,085	—	1,496,226	720,836	3,722,301	7,994,822	6,857,540
Change in unrealized appreciation (depreciation) during the period	(20,877)	(60,936)	572,088	12,690,375	5,494,902	7,509,288	18,352,130
Net increase (decrease) in net assets resulting from operations	(17,683)	(40,419)	2,688,258	22,017,000	9,691,318	14,076,730	26,116,265

Unit transactions:
Purchases	—	—	148,228	871,571	154,822	878,599	306,365
Net transfers	7,441	54,705	797,692	20,327,624	(3,046,650)	(2,374,531)	(15,742,232)
Net interfund transfers due to corporate actions	—	—	—	18,286,988	—	38,010,060	104,340,958
Surrenders for benefit payments and fees	(3,296)	(73,151)	(2,597,857)	(33,344,557)	(5,089,084)	(15,390,606)	(11,662,408)
Other transactions	—	—	938	6,560	(595)	3,277	687
Death benefits	—	(13,812)	(472,168)	(7,219,053)	(812,048)	(3,992,644)	(2,590,982)
Net annuity transactions	359	(4,851)	(47,320)	223,045	(61,473)	(180,394)	523,978
Net increase (decrease) in net assets resulting from unit transactions	4,504	(37,109)	(2,170,487)	(847,822)	(8,855,028)	16,953,761	75,176,366
Net increase (decrease) in net assets	(13,179)	(77,528)	517,771	21,169,178	836,290	31,030,491	101,292,631

Net assets:
Beginning of period	322,461	657,701	30,107,163	339,798,705	53,336,045	173,907,938	97,630,948
End of period	$309,282	$580,173	$30,624,934	$360,967,883	$54,172,335	$204,938,429	$198,923,579

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$283,559	$(42,670)	$(15,865)	$(346,038)	$(251,032)	$3,950
Net realized gain (loss) on security transactions	2,352,105	130,172	85,710	1,315,747	468,027	725,493
Net realized gain distributions	—	159,080	—	3,328,794	565,951	935,456
Change in unrealized appreciation (depreciation) during the period	9,819,863	2,152,955	(373,383)	6,853,983	3,701,285	(292,265)
Net increase (decrease) in net assets resulting from operations	12,455,527	2,399,537	(303,538)	11,152,486	4,484,231	1,372,634

Unit transactions:
Purchases	175,934	4,602	222,916	67,329	15,960	48,742
Net transfers	(3,648,392)	(327,480)	2,632,843	(2,714,448)	(1,359,785)	(561,469)
Net interfund transfers due to corporate actions	—	9,451,605	53,845,418	—	—	—
Surrenders for benefit payments and fees	(6,813,070)	(360,933)	(5,189,012)	(2,306,198)	(1,365,803)	(719,989)
Other transactions	1,948	(14)	7,091	194	(92)	(8)
Death benefits	(1,502,364)	(73,854)	(1,271,493)	(497,154)	(467,621)	(512,293)
Net annuity transactions	(42,398)	90,276	703,355	2,360	(22,924)	(24,616)
Net increase (decrease) in net assets resulting from unit transactions	(11,828,342)	8,784,202	50,951,118	(5,447,917)	(3,200,265)	(1,769,633)
Net increase (decrease) in net assets	627,185	11,183,739	50,647,580	5,704,569	1,283,966	(396,999)

Net assets:
Beginning of period	73,113,954	—	29,418,414	23,243,129	17,102,135	15,006,154
End of period	$73,741,139	$11,183,739	$80,065,994	$28,947,698	$18,386,101	$14,609,155

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,924)	$(32,986)	$701,460	$159,745	$(97,966)	$(63,212)	$129,028	$3,455	$25,905	$91,809
Net realized gain (loss) on security transactions	(546,152)	83,652	(116,107)	251,827	385,815	192,108	857,957	40,526	90,847	99,449
Net realized gain distributions	35,300	182,958	—	—	331,695	138,738	1,079,177	55,540	955,192	625,536
Change in unrealized appreciation (depreciation) during the period	1,091,641	1,071,244	1,020,655	956,243	752,856	266,666	788,192	(59,476)	1,256,769	198,790
Net increase (decrease) in net assets resulting from operations	562,865	1,304,868	1,606,008	1,367,815	1,372,400	534,300	2,854,354	40,045	2,328,713	1,015,584

Unit transactions:
Purchases	26,246	12,237	79,128	420,068	—	5,827	187,895	—	11,068	163,573
Net transfers	1,128,220	(523,040)	(205,485)	1,492,248	180,985	113,139	(658,547)	29,197	1,619,756	(119,570)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,854,148)	(670,919)	(2,602,277)	(5,316,623)	(566,996)	(234,060)	(3,092,647)	(118,110)	(1,475,672)	(1,019,092)
Other transactions	(242)	4	17	3,139	195	730	1,183	—	(32)	(4)
Death benefits	(335,795)	(221,125)	(760,254)	(1,585,715)	(63,633)	(213,464)	(1,542,183)	(1,956)	(118,861)	(659,122)
Net annuity transactions	(17,278)	4,428	(5,775)	(75,864)	34,074	(18,794)	(267,419)	—	(15,548)	(102,492)
Net increase (decrease) in net assets resulting from unit transactions	(1,052,997)	(1,398,415)	(3,494,646)	(5,062,747)	(415,375)	(346,622)	(5,371,718)	(90,869)	20,711	(1,736,707)
Net increase (decrease) in net assets	(490,132)	(93,547)	(1,888,638)	(3,694,932)	957,025	187,678	(2,517,364)	(50,824)	2,349,424	(721,123)

Net assets:
Beginning of period	22,702,055	10,806,892	34,410,634	66,580,562	5,031,764	4,874,506	45,003,821	1,334,660	14,153,852	16,324,393
End of period	$22,211,923	$10,713,345	$32,521,996	$62,885,630	$5,988,789	$5,062,184	$42,486,457	$1,283,836	$16,503,276	$15,603,270

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$300,861	$55,188	$(51,273)	$(1,773,022)	$(221,289)	$(151,818)	$(172,894)	$(83,606)	$(104,985)	$(348,004)
Net realized gain (loss) on security transactions	368,336	(34,775)	(108,082)	8,432,126	1,087,181	(593,429)	998,179	(168,053)	236,821	1,533,235
Net realized gain distributions	332,223	—	218,315	12,354,834	1,723,927	169,037	602,642	685,463	505,536	3,244,500
Change in unrealized appreciation (depreciation) during the period	781,480	36,717	1,523,383	69,644,833	10,998,381	261,770	2,414,450	229,369	1,529,805	1,997,439
Net increase (decrease) in net assets resulting from operations	1,782,900	57,130	1,582,343	88,658,771	13,588,200	(314,440)	3,842,377	663,173	2,167,177	6,427,170

Unit transactions:
Purchases	115,780	2,700	18,776	108,094	6,862	33,559	420,113	20,690	2,742	144,833
Net transfers	2,493,501	(86,591)	(270,991)	(5,993,129)	2,858,031	(148,746)	(1,136,581)	(178,752)	(1,207,794)	(1,910,628)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	829,000	—
Surrenders for benefit payments and fees	(2,352,715)	(177,284)	(1,138,108)	(8,119,005)	(1,091,263)	(1,512,447)	(2,975,488)	(775,972)	(521,769)	(2,139,608)
Other transactions	33	1	(31)	2,922	(92)	(112)	1,331	1,662	(11)	583
Death benefits	(1,025,709)	(4,551)	(183,874)	(2,429,030)	(298,146)	(308,896)	(1,311,517)	(161,850)	(32,649)	(751,726)
Net annuity transactions	(491,522)	(25,072)	(20,855)	(722,419)	(55,408)	(37,157)	(344,244)	(21,891)	(1,446)	(67,238)
Net increase (decrease) in net assets resulting from unit transactions	(1,260,632)	(290,797)	(1,595,083)	(17,152,567)	1,419,984	(1,973,799)	(5,346,386)	(1,116,113)	(931,927)	(4,723,784)
Net increase (decrease) in net assets	522,268	(233,667)	(12,740)	71,506,204	15,008,184	(2,288,239)	(1,504,009)	(452,940)	1,235,250	1,703,386

Net assets:
Beginning of period	32,642,061	2,389,569	14,518,148	84,627,879	8,497,925	21,903,166	45,155,805	7,374,828	6,306,716	22,062,689
End of period	$33,164,329	$2,155,902	$14,505,408	$156,134,083	$23,506,109	$19,614,927	$43,651,796	$6,921,888	$7,541,966	$23,766,075

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(828,698)	$(17,848)	$(392,628)	$970,636	$14,812	$(98,072)	$108,636	$(4,687)	$(76,573)	$(130,152)
Net realized gain (loss) on security transactions	3,053,975	77,639	477,774	(601,591)	22,369	342,649	(82,823)	(166,601)	761,849	882,007
Net realized gain distributions	2,845,202	539,860	438,056	—	78,127	304,088	132,130	—	511,704	1,228,169
Change in unrealized appreciation (depreciation) during the period	14,153,161	48,188	5,853,665	(828,388)	229,509	1,349,119	312,948	2,263,566	664,973	1,300,743
Net increase (decrease) in net assets resulting from operations	19,223,640	647,839	6,376,867	(459,343)	344,817	1,897,784	470,891	2,092,278	1,861,953	3,280,767

Unit transactions:
Purchases	528,100	9,263	112,495	61,285	13,642	14,430	2,932	92,446	81,931	7,022
Net transfers	(6,000,947)	(278,416)	(2,193,196)	725,510	(38,135)	1,018,554	535,377	(5,010)	(320,008)	(1,831,938)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,228,987)	(404,950)	(3,100,045)	(1,793,719)	(543,891)	(351,057)	(870,952)	(2,336,638)	(1,428,526)	(1,235,604)
Other transactions	1,908	116	494	81	(6)	—	(41)	365	879	(38)
Death benefits	(2,172,804)	(101,213)	(806,067)	(266,407)	(202,020)	(84,494)	(113,885)	(576,330)	(399,253)	(160,625)
Net annuity transactions	(59,159)	(1,541)	(16,589)	(6,479)	(12,746)	—	2,635	(13,719)	6,885	304
Net increase (decrease) in net assets resulting from unit transactions	(14,931,889)	(776,741)	(6,002,908)	(1,279,729)	(783,156)	597,433	(443,934)	(2,838,886)	(2,058,092)	(3,220,879)
Net increase (decrease) in net assets	4,291,751	(128,902)	373,959	(1,739,072)	(438,339)	2,495,217	26,957	(746,608)	(196,139)	59,888

Net assets:
Beginning of period	83,655,540	5,953,833	34,453,131	17,392,727	4,237,503	5,055,664	9,339,551	24,207,500	13,746,418	13,425,536
End of period	$87,947,291	$5,824,931	$34,827,090	$15,653,655	$3,799,164	$7,550,881	$9,366,508	$23,460,892	$13,550,279	$13,485,424

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(99,884)	$(15,490)	$38,667	$145,306	$166,410	$(26,237)	$(3,564)	$328	$(10,314)
Net realized gain (loss) on security transactions	(2,630,821)	158,641	420,769	(1,359,733)	(395,616)	91,152	4,301	(5,500)	42,601
Net realized gain distributions	—	214,514	868,402	613,443	971,711	102,318	24,538	—	38,103
Change in unrealized appreciation (depreciation) during the period	3,922,245	150,689	(845,984)	344,248	(1,911,669)	281,446	15,095	5,528	255,050
Net increase (decrease) in net assets resulting from operations	1,191,540	508,354	481,854	(256,736)	(1,169,164)	448,679	40,370	356	325,440

Unit transactions:
Purchases	57,743	2,501	14,552	90,410	203,411	8,270	—	—	24
Net transfers	771,046	882,237	(115,227)	13,007	984,560	109,933	(40,995)	1,673	(183,444)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,697,663)	(559,044)	(1,564,923)	(2,965,509)	(3,317,181)	(108,427)	(9,097)	(101)	(64,265)
Other transactions	75	—	(5)	285	3,116	56	1	—	298
Death benefits	(393,092)	(223,150)	(168,650)	(1,036,330)	(1,176,419)	(47,857)	—	(3,173)	(7,903)
Net annuity transactions	(10,464)	(15,404)	(28,539)	(45,200)	(120,686)	(20,406)	—	—	(414)
Net increase (decrease) in net assets resulting from unit transactions	(1,272,355)	87,140	(1,862,792)	(3,943,337)	(3,423,199)	(58,431)	(50,091)	(1,601)	(255,704)
Net increase (decrease) in net assets	(80,815)	595,494	(1,380,938)	(4,200,073)	(4,592,363)	390,248	(9,721)	(1,245)	69,736

Net assets:
Beginning of period	17,641,119	3,864,726	14,472,195	44,782,129	44,302,628	1,154,415	349,302	27,104	732,029
End of period	$17,560,304	$4,460,220	$13,091,257	$40,582,056	$39,710,265	$1,544,663	$339,581	$25,859	$801,765

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,709)	$(150)	$3,113	$(36,579)	$(38,469)
Net realized gain (loss) on security transactions	1,390	139	(117,812)	15,770	106,306
Net realized gain distributions	16,567	1,557	135,516	147,207	240,067
Change in unrealized appreciation (depreciation) during the period	84,542	2,365	(342,277)	341,073	139,354
Net increase (decrease) in net assets resulting from operations	99,790	3,911	(321,460)	467,471	447,258

Unit transactions:
Purchases	—	—	32,642	—	—
Net transfers	910	—	(142,546)	60,426	(246,322)
Net interfund transfers due to corporate actions	—	—	—	—	—
Surrenders for benefit payments and fees	(2,029)	(1,520)	(597,442)	(174,870)	(182,177)
Other transactions	(1)	(1)	(91)	752	(8,828)
Death benefits	—	—	(265,526)	(8,139)	(10,206)
Net annuity transactions	—	—	(154,529)	(4,538)	(64,424)
Net increase (decrease) in net assets resulting from unit transactions	(1,120)	(1,521)	(1,127,492)	(126,369)	(511,957)
Net increase (decrease) in net assets	98,670	2,390	(1,448,952)	341,102	(64,699)

Net assets:
Beginning of period	166,675	21,532	10,200,916	3,025,044	2,923,081
End of period	$265,345	$23,922	$8,751,964	$3,366,146	$2,858,382

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2021

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Resolution Life, Inc. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® The Bond Fund of America® (Formerly American Funds Insurance Series® Bond Fund), American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Omega Growth Fund (Formerly Wells Fargo VT Omega Growth Fund), Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Investors Trust Series, MFS® Total Return Series, MFS® Value Series, BlackRock S&P 500 Index V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Emerging Markets Debt Portfolio, Morgan Stanley VIF Emerging Markets Equity Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Morgan Stanley VIF Global Franchise Portfolio, Invesco V.I. Discovery Mid Cap Growth Fund (Formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Invesco V.I. Capital Appreciation Fund (Formerly Invesco Oppenheimer V.I. Capital Appreciation Fund), Invesco V.I. Global Fund (Formerly Invesco Oppenheimer V.I. Global Fund), Invesco V.I. Main Street Fund® (Formerly Invesco Oppenheimer V.I. Main Street Fund®), Invesco V.I. Main Street Small Cap Fund® (Formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Large Cap Value Fund (Formerly Putnam VT Equity Income Fund), Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund (Formerly Wells Fargo VT Index Asset Allocation Fund), Allspring VT International Equity Fund (Formerly Wells Fargo VT International Equity Fund), Allspring VT Small Cap Growth Fund (Formerly Wells Fargo VT Small Cap Growth Fund), Allspring VT Discovery Fund (Formerly Wells
Fargo VT Discovery Fund), Allspring VT Opportunity Fund (Formerly Wells Fargo VT Opportunity Fund), Morgan Stanley VIF Global Infrastructure Portfolio, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2021 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2021, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2021 and 2020.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2017 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2021.

h) Novel Coronavirus - Since the first quarter of 2020, the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets. While the markets have rebounded, the pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the funds.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Lifetime Income Foundation Charge maximum of 0.30%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio	$1,254,764	$3,187,010
AB VPS International Value Portfolio	$2,867,735	$7,921,950
AB VPS Small/Mid Cap Value Portfolio	$2,646,511	$3,662,497
AB VPS International Growth Portfolio	$510,962	$595,298
Invesco V.I. Government Securities Fund	$1,359,854	$943,399
Invesco V.I. High Yield Fund	$541,030	$683,702
Invesco V.I. International Growth Fund	$65,898	$104,622
Invesco V.I. Diversified Dividend Fund	$1,665,776	$4,431,608
Invesco V.I. Government Money Market Fund	$21,967,237	$26,205,280
AB VPS Growth and Income Portfolio	$1,398,029	$6,034,349
American Funds Insurance Series® The Bond Fund of America®+	$621,516	$440,164
American Funds Insurance Series® Global Growth Fund	$3,095,872	$4,629,995
American Funds Insurance Series® Growth Fund	$26,597,134	$26,872,906
American Funds Insurance Series® Growth-Income Fund	$5,415,769	$16,801,539
American Funds Insurance Series® International Fund	$1,895,192	$4,141,911
American Funds Insurance Series® Global Small Capitalization Fund	$833,989	$1,846,909
Allspring VT Omega Growth Fund+	$113,015	$176,754
Fidelity® VIP Equity-Income Portfolio	$4,601,516	$5,838,372
Fidelity® VIP Growth Portfolio	$8,583,952	$6,031,183
Fidelity® VIP Contrafund® Portfolio	$24,791,776	$32,623,702
Fidelity® VIP Mid Cap Portfolio	$7,680,365	$8,022,382
Fidelity® VIP Value Strategies Portfolio	$2,544,871	$1,362,151
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$1,182,606	$1,638,591
Franklin Income VIP Fund	$76,973	$159,697
Franklin Small-Mid Cap Growth VIP Fund	$2,900,793	$3,309,398
Franklin Small Cap Value VIP Fund	$32,922	$110,485
Franklin Strategic Income VIP Fund	$2,124,636	$3,602,162
Franklin Mutual Shares VIP Fund	$1,540,095	$4,386,070
Templeton Developing Markets VIP Fund	$907,176	$1,199,393
Templeton Growth VIP Fund	$313,545	$1,070,071
Franklin Mutual Global Discovery VIP Fund	$9,196	$41,307
Templeton Global Bond VIP Fund	$91,259	$148,546
Hartford Balanced HLS Fund	$4,143,966	$7,080,214
Hartford Total Return Bond HLS Fund	$58,019,193	$53,448,611
Hartford Capital Appreciation HLS Fund	$6,321,608	$8,813,729
Hartford Dividend and Growth HLS Fund	$18,056,590	$45,600,739
Hartford Disciplined Equity HLS Fund	$14,467,406	$40,363,474
Hartford International Opportunities HLS Fund	$3,637,646	$11,473,591
Hartford MidCap HLS Fund	$2,222,075	$2,287,019
Hartford Ultrashort Bond HLS Fund	$12,950,997	$16,586,372
Hartford Small Company HLS Fund	$6,449,840	$8,492,679
Hartford SmallCap Growth HLS Fund	$2,434,051	$3,563,151
Hartford Stock HLS Fund	$1,687,140	$6,204,840
Lord Abbett Series Fund - Fundamental Equity Portfolio	$1,432,054	$5,442,360
Lord Abbett Series Fund - Dividend Growth Portfolio	$1,364,841	$1,801,341
Lord Abbett Series Fund - Bond Debenture Portfolio	$4,342,809	$5,578,229
Lord Abbett Series Fund - Growth and Income Portfolio	$8,383,857	$14,401,168
MFS® Growth Series	$1,193,522	$1,093,637
MFS® Investors Trust Series	$295,416	$765,916
MFS® Total Return Series	$4,197,334	$6,130,818
MFS® Value Series	$58,833	$316,897
BlackRock S&P 500 Index V.I. Fund	$4,941,263	$3,455,998
Invesco V.I. Equity and Income Fund	$1,000,551	$2,002,185
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$8,004,303	$7,623,794
Morgan Stanley VIF Emerging Markets Debt Portfolio	$444,708	$291,851
Morgan Stanley VIF Emerging Markets Equity Portfolio	$1,391,542	$2,317,259
Morgan Stanley VIF Growth Portfolio	$42,020,867	$23,041,133
Morgan Stanley VIF Discovery Portfolio	$9,171,655	$8,581,542
Invesco V.I. American Value Fund	$1,302,092	$3,978,144
Invesco V.I. Equally-Weighted S&P 500 Fund	$1,646,550	$7,413,735
Morgan Stanley VIF Global Franchise Portfolio	$1,023,366	$971,824
Invesco V.I. Discovery Mid Cap Growth Fund+	$2,353,606	$2,914,046
Invesco V.I. Capital Appreciation Fund+	$2,761,291	$5,659,521
Invesco V.I. Global Fund+	$7,099,326	$16,104,001
Invesco V.I. Main Street Fund®+	$514,200	$1,211,575
Invesco V.I. Main Street Small Cap Fund®+	$3,625,795	$9,074,889
Putnam VT Diversified Income Fund	$2,176,006	$3,000,758
Putnam VT Global Asset Allocation Fund	$343,748	$615,560
Putnam VT Growth Opportunities Fund	$1,849,126	$2,784,625
Putnam VT International Value Fund	$761,188	$2,070,638
Putnam VT International Equity Fund	$2,922,300	$3,866,554
Putnam VT Multi-Cap Core Fund	$3,158,078	$4,293,112
Putnam VT Sustainable Leaders Fund	$1,691,766	$3,362,106
Putnam VT Small Cap Value Fund	$4,094,198	$8,087,336
Putnam VT George Putnam Balanced Fund	$624,973	$1,118,638
Putnam VT Large Cap Value Fund+	$1,476,050	$2,655,498
Invesco V.I. Growth and Income Fund	$2,110,295	$8,654,045
Invesco V.I. Comstock Fund	$2,225,856	$9,725,971
Invesco V.I. American Franchise Fund	$334,087	$289,067
Allspring VT Index Asset Allocation Fund+	$29,235	$143,671
Allspring VT International Equity Fund+	$2,496	$2,153
Allspring VT Small Cap Growth Fund+	$118,167	$171,464
Allspring VT Discovery Fund+	$15,656	$102,183
Allspring VT Opportunity Fund+	$1,320	$1,901
Morgan Stanley VIF Global Infrastructure Portfolio	$1,008,693	$1,112,959
MFS® Core Equity Portfolio	$492,446	$325,977
MFS® Massachusetts Investors Growth Stock Portfolio	$563,943	$275,769

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	42,305	142,732	(100,427)
AB VPS International Value Portfolio	211,979	691,759	(479,780)
AB VPS Small/Mid Cap Value Portfolio	83,225	109,341	(26,116)
AB VPS International Growth Portfolio	17,329	42,886	(25,557)
Invesco V.I. Government Securities Fund	122,599	82,808	39,791
Invesco V.I. High Yield Fund	22,627	42,661	(20,034)
Invesco V.I. International Growth Fund	1,545	5,934	(4,389)
Invesco V.I. Diversified Dividend Fund	41,076	172,005	(130,929)
Invesco V.I. Government Money Market Fund	2,409,153	2,789,671	(380,518)
AB VPS Growth and Income Portfolio	100,082	453,109	(353,027)
American Funds Insurance Series® The Bond Fund of America®+	41,745	36,468	5,277
American Funds Insurance Series® Global Growth Fund	44,814	117,617	(72,803)
American Funds Insurance Series® Growth Fund	85,450	547,382	(461,932)
American Funds Insurance Series® Growth-Income Fund	106,322	434,092	(327,770)
American Funds Insurance Series® International Fund	65,794	190,900	(125,106)
American Funds Insurance Series® Global Small Capitalization Fund	17,481	47,691	(30,210)
Allspring VT Omega Growth Fund+	641	3,209	(2,568)
Fidelity® VIP Equity-Income Portfolio	25,351	217,719	(192,368)
Fidelity® VIP Growth Portfolio	53,550	109,224	(55,674)
Fidelity® VIP Contrafund® Portfolio	96,896	727,895	(630,999)
Fidelity® VIP Mid Cap Portfolio	34,206	216,236	(182,030)
Fidelity® VIP Value Strategies Portfolio	71,773	39,206	32,567
Fidelity® VIP Dynamic Capital Appreciation Portfolio	21,079	46,748	(25,669)
Franklin Income VIP Fund	1,167	7,887	(6,720)
Franklin Small-Mid Cap Growth VIP Fund	18,732	86,181	(67,449)
Franklin Small Cap Value VIP Fund	553	3,705	(3,152)
Franklin Strategic Income VIP Fund	67,332	152,602	(85,270)
Franklin Mutual Shares VIP Fund	39,292	190,629	(151,337)
Templeton Developing Markets VIP Fund	24,807	35,607	(10,800)
Templeton Growth VIP Fund	14,474	54,152	(39,678)
Franklin Mutual Global Discovery VIP Fund	62	2,099	(2,037)
Templeton Global Bond VIP Fund	6,894	10,983	(4,089)
Hartford Balanced HLS Fund	652,127	1,601,977	(949,850)
Hartford Total Return Bond HLS Fund	12,588,063	15,258,588	(2,670,525)
Hartford Capital Appreciation HLS Fund	44,470	238,595	(194,125)
Hartford Dividend and Growth HLS Fund	1,018,205	7,184,634	(6,166,429)
Hartford Disciplined Equity HLS Fund	933,474	6,980,935	(6,047,461)
Hartford International Opportunities HLS Fund	1,045,040	3,440,391	(2,395,351)
Hartford MidCap HLS Fund	43,877	169,301	(125,424)
Hartford Ultrashort Bond HLS Fund	9,953,537	12,935,270	(2,981,733)
Hartford Small Company HLS Fund	487,683	1,081,888	(594,205)
Hartford SmallCap Growth HLS Fund	162,430	474,946	(312,516)
Hartford Stock HLS Fund	272,073	1,715,518	(1,443,445)
Lord Abbett Series Fund - Fundamental Equity Portfolio	14,445	184,245	(169,800)
Lord Abbett Series Fund - Dividend Growth Portfolio	5,789	47,029	(41,240)
Lord Abbett Series Fund - Bond Debenture Portfolio	141,879	243,114	(101,235)
Lord Abbett Series Fund - Growth and Income Portfolio	59,960	589,807	(529,847)
MFS® Growth Series	11,992	32,102	(20,110)
MFS® Investors Trust Series	3,259	22,484	(19,225)
MFS® Total Return Series	54,021	199,479	(145,458)
MFS® Value Series	533	11,147	(10,614)
BlackRock S&P 500 Index V.I. Fund	212,448	210,750	1,698
Invesco V.I. Equity and Income Fund	30,203	76,648	(46,445)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	334,875	470,178	(135,303)
Morgan Stanley VIF Emerging Markets Debt Portfolio	15,811	9,782	6,029
Morgan Stanley VIF Emerging Markets Equity Portfolio	58,746	90,366	(31,620)
Morgan Stanley VIF Growth Portfolio	67,871	350,873	(283,002)
Morgan Stanley VIF Discovery Portfolio	16,124	89,125	(73,001)
Invesco V.I. American Value Fund	39,753	109,965	(70,212)
Invesco V.I. Equally-Weighted S&P 500 Fund	31,010	154,806	(123,796)
Morgan Stanley VIF Global Franchise Portfolio	5,887	16,013	(10,126)
Invesco V.I. Discovery Mid Cap Growth Fund+	40,816	72,450	(31,634)
Invesco V.I. Capital Appreciation Fund+	43,631	142,218	(98,587)
Invesco V.I. Global Fund+	87,020	430,168	(343,148)
Invesco V.I. Main Street Fund®+	4,979	35,271	(30,292)
Invesco V.I. Main Street Small Cap Fund®+	38,884	238,070	(199,186)
Putnam VT Diversified Income Fund	97,447	136,466	(39,019)
Putnam VT Global Asset Allocation Fund	5,515	13,690	(8,175)
Putnam VT Growth Opportunities Fund	44,870	102,365	(57,495)
Putnam VT International Value Fund	48,291	204,329	(156,038)
Putnam VT International Equity Fund	87,082	167,983	(80,901)
Putnam VT Multi-Cap Core Fund	79,755	147,484	(67,729)
Putnam VT Sustainable Leaders Fund	8,495	65,309	(56,814)
Putnam VT Small Cap Value Fund	87,383	174,788	(87,405)
Putnam VT George Putnam Balanced Fund	13,292	39,124	(25,832)
Putnam VT Large Cap Value Fund+	18,569	57,526	(38,957)
Invesco V.I. Growth and Income Fund	53,924	254,263	(200,339)
Invesco V.I. Comstock Fund	46,475	259,112	(212,637)
Invesco V.I. American Franchise Fund	2,534	4,710	(2,176)
Allspring VT Index Asset Allocation Fund+	27	49,062	(49,035)
Allspring VT International Equity Fund+	132	109	23
Allspring VT Small Cap Growth Fund+	5,082	24,979	(19,897)
Allspring VT Discovery Fund+	59	1,554	(1,495)
Allspring VT Opportunity Fund+	—	39	(39)
Morgan Stanley VIF Global Infrastructure Portfolio	34,081	67,152	(33,071)
MFS® Core Equity Portfolio	9,460	11,255	(1,795)
MFS® Massachusetts Investors Growth Stock Portfolio	6,112	9,068	(2,956)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	66,127	160,147	(94,020)
AB VPS International Value Portfolio	641,570	706,358	(64,788)
AB VPS Small/Mid Cap Value Portfolio	81,502	118,977	(37,475)
AB VPS International Growth Portfolio	20,573	64,366	(43,793)
Invesco V.I. Government Securities Fund	185,754	193,846	(8,092)
Invesco V.I. High Yield Fund	14,602	47,691	(33,089)
Invesco V.I. International Growth Fund	2,324	7,446	(5,122)
Invesco V.I. Diversified Dividend Fund	46,883	257,696	(210,813)
Invesco V.I. Government Money Market Fund	4,036,655	3,012,093	1,024,562
AB VPS Growth and Income Portfolio	285,037	341,565	(56,528)
American Funds Insurance Series® Bond Fund	60,178	80,743	(20,565)
American Funds Insurance Series® Global Growth Fund	30,367	130,976	(100,609)
American Funds Insurance Series® Growth Fund	145,333	843,728	(698,395)
American Funds Insurance Series® Growth-Income Fund	126,455	547,617	(421,162)
American Funds Insurance Series® International Fund	109,935	272,452	(162,517)
American Funds Insurance Series® Global Small Capitalization Fund	26,935	79,278	(52,343)
Wells Fargo VT Omega Growth Fund	799	8,071	(7,272)
Fidelity® VIP Equity-Income Portfolio	112,325	249,130	(136,805)
Fidelity® VIP Growth Portfolio	112,420	146,390	(33,970)
Fidelity® VIP Contrafund® Portfolio	129,746	976,111	(846,365)
Fidelity® VIP Mid Cap Portfolio	114,840	324,909	(210,069)
Fidelity® VIP Value Strategies Portfolio	20,188	28,949	(8,761)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	33,400	47,114	(13,714)
Franklin Income VIP Fund	5,961	37,971	(32,010)
Franklin Small-Mid Cap Growth VIP Fund	18,182	115,022	(96,840)
Franklin Small Cap Value VIP Fund	3,249	4,641	(1,392)
Franklin Strategic Income VIP Fund	87,089	221,129	(134,040)
Franklin Mutual Shares VIP Fund	92,671	183,075	(90,404)
Templeton Developing Markets VIP Fund	7,339	29,066	(21,727)
Templeton Growth VIP Fund	21,541	60,571	(39,030)
Franklin Mutual Global Discovery VIP Fund	1,140	838	302
Templeton Global Bond VIP Fund	7,611	10,216	(2,605)
Hartford Balanced HLS Fund	921,721	1,791,331	(869,610)
Hartford Total Return Bond HLS Fund	22,326,799	24,206,368	(1,879,569)
Hartford Capital Appreciation HLS Fund	141,404	456,439	(315,035)
Hartford Dividend and Growth HLS Fund	9,936,137	6,294,860	3,641,277
Hartford Disciplined Equity HLS Fund	23,808,696	7,548,122	16,260,574
Hartford International Opportunities HLS Fund	1,816,286	6,096,056	(4,279,770)
Hartford MidCap HLS Fund	1,047,223	113,401	933,822
Hartford Ultrashort Bond HLS Fund	49,030,486	9,355,784	39,674,702
Hartford Small Company HLS Fund	968,055	1,891,118	(923,063)
Hartford SmallCap Growth HLS Fund	349,157	952,365	(603,208)
Hartford Stock HLS Fund	92,900	587,044	(494,144)
Lord Abbett Series Fund - Fundamental Equity Portfolio	149,449	173,182	(23,733)
Lord Abbett Series Fund - Dividend Growth Portfolio	20,517	71,764	(51,247)
Lord Abbett Series Fund - Bond Debenture Portfolio	123,209	305,248	(182,039)
Lord Abbett Series Fund - Growth and Income Portfolio	331,286	555,649	(224,363)
MFS® Growth Series	18,772	40,725	(21,953)
MFS® Investors Trust Series	13,579	29,088	(15,509)
MFS® Total Return Series	81,095	319,889	(238,794)
MFS® Value Series	5,115	8,424	(3,309)
BlackRock S&P 500 Index V.I. Fund	274,990	270,847	4,143
Invesco V.I. Equity and Income Fund	38,091	135,244	(97,153)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	310,703	425,136	(114,433)
Morgan Stanley VIF Emerging Markets Debt Portfolio	2,353	12,761	(10,408)
Morgan Stanley VIF Emerging Markets Equity Portfolio	49,439	127,926	(78,487)
Morgan Stanley VIF Growth Portfolio	60,022	471,184	(411,162)
Morgan Stanley VIF Discovery Portfolio	85,245	57,575	27,670
Invesco V.I. American Value Fund	43,993	116,384	(72,391)
Invesco V.I. Equally-Weighted S&P 500 Fund	69,906	284,805	(214,899)
Morgan Stanley VIF Global Franchise Portfolio	6,404	33,850	(27,446)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	82,359	105,817	(23,458)
Invesco Oppenheimer V.I. Capital Appreciation Fund	67,775	244,398	(176,623)
Invesco Oppenheimer V.I. Global Fund	166,308	692,818	(526,510)
Invesco Oppenheimer V.I. Main Street Fund®	8,585	38,621	(30,036)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	214,418	394,200	(179,782)
Putnam VT Diversified Income Fund	74,329	131,090	(56,761)
Putnam VT Global Asset Allocation Fund	37,773	56,318	(18,545)
Putnam VT Growth Opportunities Fund	95,630	69,420	26,210
Putnam VT International Value Fund	178,063	202,686	(24,623)
Putnam VT International Equity Fund	83,181	254,506	(171,325)
Putnam VT Multi-Cap Core Fund	65,450	168,532	(103,082)
Putnam VT Sustainable Leaders Fund	37,644	118,841	(81,197)
Putnam VT Small Cap Value Fund	130,877	141,964	(11,087)
Putnam VT George Putnam Balanced Fund	52,818	54,650	(1,832)
Putnam VT Equity Income Fund	34,183	87,899	(53,716)
Invesco V.I. Growth and Income Fund	98,500	244,970	(146,470)
Invesco V.I. Comstock Fund	147,313	261,172	(113,859)
Invesco V.I. American Franchise Fund	5,334	7,068	(1,734)
Wells Fargo VT Index Asset Allocation Fund	52	20,988	(20,936)
Wells Fargo VT International Equity Fund	276	432	(156)
Wells Fargo VT Small Cap Growth Fund	17,031	69,274	(52,243)
Wells Fargo VT Discovery Fund	12	41	(29)
Wells Fargo VT Opportunity Fund	—	50	(50)
Morgan Stanley VIF Global Infrastructure Portfolio	13,712	99,604	(85,892)
MFS® Core Equity Portfolio	9,300	17,144	(7,844)
MFS® Massachusetts Investors Growth Stock Portfolio	16,810	46,848	(30,038)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2021. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio
2021	725,756	$18.785026	to	$25.009654	$15,911,317	0.75%	to	2.45%	0.26%	to	0.27%	10.62%	to	12.52%
2020	826,183	$16.981292	to	$22.227308	$16,221,767	0.75%	to	2.45%	2.16%	to	2.17%	6.61%	to	8.44%
2019	920,203	$15.928658	to	$20.498130	$16,790,829	0.75%	to	2.45%	2.31%	to	2.33%	15.34%	to	17.32%
2018	1,093,040	$13.809710	to	$17.471999	$17,118,685	0.75%	to	2.45%	1.66%	to	1.69%	(8.68)%	to	(7.11)%
2017	1,355,216	$15.121528	to	$18.809106	$22,968,471	0.75%	to	2.45%	1.69%	to	1.88%	12.83%	to	14.76%
AB VPS International Value Portfolio
2021	3,292,141	$12.597182	to	$14.406340	$36,599,079	0.75%	to	2.65%	1.68%	to	1.73%	7.96%	to	10.03%
2020	3,771,921	$11.449274	to	$13.344661	$38,358,783	0.75%	to	2.65%	1.55%	to	1.57%	(0.46)%	to	1.45%
2019	3,836,709	$11.285929	to	$13.406621	$38,797,563	0.75%	to	2.65%	0.79%	to	0.82%	13.74%	to	15.92%
2018	4,140,035	$9.736154	to	$11.787250	$36,346,466	0.75%	to	2.65%	1.08%	to	1.15%	(24.99)%	to	(23.55)%
2017	4,400,834	$12.735796	to	$15.643661	$50,850,555	0.75%	to	2.70%	0.27%	to	1.88%	21.76%	to	24.16%
AB VPS Small/Mid Cap Value Portfolio
2021	403,775	$38.781078	to	$42.745107	$13,909,280	0.75%	to	2.65%	0.55%	to	0.60%	32.06%	to	34.59%
2020	429,891	$28.813717	to	$32.367390	$11,191,467	0.75%	to	2.65%	0.80%	to	0.82%	0.36%	to	2.28%
2019	467,366	$28.170423	to	$32.251700	$11,951,465	0.75%	to	2.65%	0.27%	to	0.31%	16.77%	to	19.01%
2018	584,408	$23.671212	to	$27.619903	$12,757,276	0.75%	to	2.65%	0.22%	to	0.25%	(17.51)%	to	(15.93)%
2017	657,327	$28.155848	to	$33.483370	$17,151,276	0.75%	to	2.65%	0.24%	to	0.24%	9.90%	to	12.01%
AB VPS International Growth Portfolio
2021	221,919	$14.744088	to	$23.139121	$3,001,301	0.75%	to	2.65%	—%	to	—%	5.18%	to	7.20%
2020	247,476	$13.753754	to	$21.998874	$3,136,285	0.75%	to	2.65%	1.00%	to	1.12%	26.21%	to	28.63%
2019	291,269	$10.692174	to	$17.429695	$2,875,392	0.75%	to	2.65%	0.27%	to	0.28%	23.91%	to	26.28%
2018	371,164	$8.466970	to	$14.066716	$2,925,469	0.75%	to	2.65%	0.39%	to	0.41%	(19.76)%	to	(18.22)%
2017	427,661	$10.352857	to	$17.530009	$4,157,435	0.75%	to	2.65%	0.90%	to	0.91%	31.12%	to	33.63%
Invesco V.I. Government Securities Fund
2021	510,305	$9.156184	to	$10.592198	$5,043,886	1.50%	to	2.85%	2.18%	to	2.39%	(5.18)%	to	(3.89)%
2020	470,514	$9.655950	to	$11.020532	$4,868,055	1.50%	to	2.85%	2.21%	to	2.29%	2.99%	to	4.39%
2019	478,606	$9.375253	to	$10.556720	$4,779,327	1.50%	to	2.85%	2.28%	to	2.36%	2.78%	to	4.18%
2018	583,593	$9.121813	to	$10.133629	$5,622,333	1.50%	to	2.85%	1.90%	to	2.04%	(2.52)%	to	(1.20)%
2017	625,437	$9.357968	to	$10.256569	$6,145,710	1.50%	to	2.85%	1.77%	to	1.85%	(1.14)%	to	0.21%
Invesco V.I. High Yield Fund
2021	337,517	$12.496733	to	$14.771739	$4,693,825	1.30%	to	2.85%	4.53%	to	4.78%	1.45%	to	3.03%
2020	357,551	$12.318201	to	$14.336765	$4,855,403	1.30%	to	2.85%	5.75%	to	6.04%	0.42%	to	1.98%
2019	390,640	$12.267129	to	$14.057815	$5,223,313	1.30%	to	2.85%	3.20%	to	4.61%	10.32%	to	12.04%
2018	457,256	$11.119509	to	$12.546798	$5,496,623	1.30%	to	2.85%	5.03%	to	5.05%	(6.07)%	to	(4.60)%
2017	540,924	$11.837868	to	$13.151881	$6,841,260	1.30%	to	2.85%	4.02%	to	5.57%	3.31%	to	4.93%
Invesco V.I. International Growth Fund
2021	28,582	$16.238587	to	$16.926482	$480,897	1.00%	to	1.30%	1.07%	to	1.11%	4.24%	to	4.56%
2020	32,971	$15.577711	to	$16.188985	$531,236	1.00%	to	1.30%	2.12%	to	2.14%	12.27%	to	12.61%
2019	38,093	$13.875077	to	$14.376364	$545,021	1.00%	to	1.30%	1.23%	to	1.24%	26.58%	to	26.96%
2018	47,094	$10.961172	to	$11.323201	$530,487	1.00%	to	1.30%	1.80%	to	1.87%	(16.30)%	to	(16.05)%
2017	49,450	$13.095797	to	$13.487788	$663,987	1.00%	to	1.30%	1.19%	to	1.19%	21.14%	to	21.51%
Invesco V.I. Diversified Dividend Fund
2021	1,383,417	$21.589428	to	$26.220885	$35,237,139	1.30%	to	2.85%	1.98%	to	2.05%	15.26%	to	17.36%
2020	1,514,346	$18.730463	to	$22.342569	$32,943,004	1.30%	to	2.85%	2.94%	to	3.10%	(2.94)%	to	(1.15)%
2019	1,725,159	$19.298093	to	$22.602936	$38,065,695	1.30%	to	2.85%	2.71%	to	2.91%	21.27%	to	23.48%
2018	1,907,000	$15.913596	to	$18.305504	$34,184,003	1.30%	to	2.85%	1.90%	to	2.16%	(10.40)%	to	(8.77)%
2017	2,228,104	$17.761690	to	$20.064782	$43,875,784	1.30%	to	2.85%	1.50%	to	1.61%	5.30%	to	7.17%
Invesco V.I. Government Money Market Fund
2021	5,883,645	$8.764919	to	$9.799820	$54,846,488	0.75%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(0.74)%
2020	6,264,163	$9.017706	to	$9.872922	$59,084,535	0.75%	to	2.85%	0.21%	to	0.25%	(2.60)%	to	(0.46)%
2019	5,239,601	$9.258696	to	$9.918056	$50,362,145	0.75%	to	2.85%	1.64%	to	1.89%	(1.21)%	to	1.14%
2018	5,414,561	$9.372312	to	$9.806648	$52,019,933	0.75%	to	2.85%	1.26%	to	1.55%	(1.55)%	to	0.79%
2017	5,558,097	$9.519851	to	$9.729665	$53,494,545	0.75%	to	2.85%	0.33%	to	0.57%	(2.50)%	to	(0.19)%
AB VPS Growth and Income Portfolio
2021	1,568,164	$13.584235	to	$14.336472	$21,925,414	0.75%	to	2.65%	0.63%	to	0.63%	24.50%	to	26.88%
2020	1,921,191	$10.911315	to	$11.299007	$21,358,213	0.75%	to	2.65%	1.35%	to	1.49%	(0.21)%	to	1.71%
2019♦	1,977,719	$10.933892	to	$11.109324	$21,808,512	0.75%	to	2.65%	1.02%	to	1.03%	9.34%	to	11.09%
American Funds Insurance Series® The Bond Fund of America®+
2021	242,552	$11.155537	to	$11.304674	$2,733,386	1.00%	to	1.30%	1.15%	to	1.29%	(1.87)%	to	(1.58)%
2020	237,275	$11.368267	to	$11.485731	$2,719,489	1.00%	to	1.30%	1.84%	to	1.96%	7.97%	to	8.29%
2019	257,840	$10.529337	to	$10.606271	$2,730,961	1.00%	to	1.30%	2.15%	to	2.27%	7.67%	to	8.00%
2018	332,900	$9.779024	to	$9.820978	$3,266,616	1.00%	to	1.30%	2.17%	to	2.19%	(2.17)%	to	(1.87)%
2017♦	372,735	$9.995538	to	$10.008353	$3,729,558	1.00%	to	1.30%	1.43%	to	1.44%	(0.04)%	to	0.08%
American Funds Insurance Series® Global Growth Fund
2021	683,771	$18.966415	to	$45.504456	$26,651,539	1.00%	to	2.85%	0.22%	to	0.33%	13.15%	to	14.98%
2020	756,574	$16.495357	to	$40.216053	$25,523,193	1.00%	to	2.85%	0.16%	to	0.35%	26.80%	to	28.87%
2019	857,183	$12.799788	to	$31.715873	$22,648,098	1.00%	to	2.85%	0.95%	to	1.22%	31.48%	to	33.53%
2018	970,030	$9.585498	to	$24.122725	$19,227,163	1.00%	to	2.85%	0.51%	to	0.72%	(11.60)%	to	(10.14)%
2017	1,116,374	$10.667354	to	$27.288351	$25,074,736	1.00%	to	2.85%	0.48%	to	0.64%	6.67%	to	27.78%
American Funds Insurance Series® Growth Fund
2021	3,695,153	$24.618843	to	$68.286186	$183,472,535	1.00%	to	2.85%	0.06%	to	0.22%	18.56%	to	20.47%
2020	4,157,085	$20.435039	to	$57.594694	$171,418,048	1.00%	to	2.85%	0.21%	to	0.31%	47.81%	to	50.21%
2019	4,855,480	$13.604692	to	$38.964778	$133,729,036	1.00%	to	2.85%	0.54%	to	0.76%	27.10%	to	29.14%
2018	5,524,321	$10.534660	to	$30.656789	$117,987,304	1.00%	to	2.85%	0.24%	to	0.42%	(3.05)%	to	(1.49)%
2017	6,392,080	$10.694479	to	$31.621627	$139,041,443	1.00%	to	2.85%	0.32%	to	0.51%	6.94%	to	24.69%
American Funds Insurance Series® Growth-Income Fund
2021	2,852,517	$17.932740	to	$42.694898	$112,990,986	1.00%	to	2.85%	0.95%	to	1.12%	20.61%	to	22.57%
2020	3,180,287	$14.630813	to	$35.399020	$103,151,803	1.00%	to	2.85%	1.14%	to	1.35%	10.36%	to	12.12%
2019	3,601,449	$13.049109	to	$32.077355	$105,162,978	1.00%	to	2.85%	1.42%	to	1.61%	22.59%	to	24.60%
2018	4,099,673	$10.472634	to	$26.165699	$96,486,920	1.00%	to	2.85%	1.16%	to	1.38%	(4.55)%	to	(3.03)%
2017	4,833,060	$10.800100	to	$27.412266	$117,927,708	1.00%	to	2.85%	1.02%	to	1.43%	8.00%	to	18.95%
American Funds Insurance Series® International Fund
2021	1,422,130	$12.185706	to	$21.427362	$26,505,703	1.00%	to	2.85%	2.20%	to	2.45%	(4.26)%	to	(2.69)%
2020	1,547,236	$12.522654	to	$22.381819	$29,777,983	1.00%	to	2.85%	0.45%	to	0.66%	10.77%	to	12.53%
2019	1,709,753	$11.128469	to	$20.205671	$29,274,283	1.00%	to	2.85%	1.09%	to	1.33%	19.43%	to	21.45%
2018	1,962,191	$9.163194	to	$16.918422	$27,396,033	1.00%	to	2.85%	1.50%	to	1.68%	(15.58)%	to	(14.27)%
2017	2,220,970	$10.688456	to	$20.039761	$36,684,723	1.00%	to	2.85%	0.97%	to	1.30%	6.88%	to	28.44%
American Funds Insurance Series® Global Small Capitalization Fund
2021	314,866	$16.833983	to	$37.963283	$10,865,041	1.00%	to	2.85%	—%	to	—%	3.74%	to	5.37%
2020	345,076	$15.976393	to	$36.595066	$11,355,265	1.00%	to	2.85%	0.13%	to	0.17%	26.08%	to	28.10%
2019	397,419	$12.471597	to	$29.025539	$10,242,355	1.00%	to	2.85%	0.01%	to	0.15%	27.82%	to	29.94%
2018	453,257	$9.598082	to	$22.707496	$8,957,985	1.00%	to	2.85%	0.02%	to	0.08%	(13.06)%	to	(11.69)%
2017	522,787	$10.869120	to	$26.119519	$11,877,558	1.00%	to	2.85%	0.04%	to	0.43%	8.69%	to	22.36%
Allspring VT Omega Growth Fund+
2021	14,079	$48.017615	to	$57.013070	$768,704	1.15%	to	2.65%	—%	to	—%	11.97%	to	13.66%
2020	16,647	$44.020458	to	$50.162098	$800,357	1.15%	to	2.40%	—%	to	—%	39.79%	to	41.55%
2019	23,919	$31.489875	to	$35.437921	$812,799	1.15%	to	2.40%	—%	to	—%	33.80%	to	35.48%
2018	31,844	$23.535157	to	$26.157360	$802,660	1.15%	to	2.40%	—%	to	—%	(2.10)%	to	(0.87)%
2017	44,086	$24.040552	to	$26.387012	$1,128,545	1.15%	to	2.40%	—%	to	0.01%	31.41%	to	33.06%
Fidelity® VIP Equity-Income Portfolio
2021	1,146,222	$30.742567	to	$34.664189	$31,439,127	0.75%	to	2.65%	1.61%	to	1.66%	21.35%	to	23.67%
2020	1,338,590	$24.857625	to	$28.565809	$29,873,495	0.75%	to	2.65%	1.56%	to	1.64%	3.66%	to	5.65%
2019	1,475,395	$23.529296	to	$27.558115	$31,411,559	0.75%	to	2.65%	1.75%	to	1.81%	23.78%	to	26.16%
2018	1,719,726	$18.650784	to	$22.151049	$29,221,519	0.75%	to	2.70%	0.23%	to	2.02%	(10.98)%	to	(9.22)%
2017	2,087,893	$20.545195	to	$24.881863	$39,234,101	0.75%	to	2.70%	1.47%	to	1.52%	9.65%	to	11.81%
Fidelity® VIP Growth Portfolio
2021	529,568	$63.017825	to	$66.619281	$29,394,645	0.75%	to	2.65%	—%	to	—%	19.69%	to	21.99%
2020	585,242	$51.660305	to	$55.659715	$27,043,881	0.75%	to	2.65%	0.03%	to	0.04%	39.80%	to	42.48%
2019	619,212	$36.258606	to	$39.814253	$20,293,959	0.75%	to	2.65%	0.06%	to	0.07%	30.47%	to	32.98%
2018	745,041	$27.267150	to	$30.361627	$18,492,660	0.75%	to	2.70%	0.04%	to	0.04%	(3.09)%	to	(1.18)%
2017	811,772	$27.591662	to	$31.328356	$20,493,529	0.75%	to	2.70%	0.09%	to	0.09%	31.23%	to	33.81%
Fidelity® VIP Contrafund® Portfolio
2021	3,776,923	$50.654083	to	$53.023928	$177,917,158	0.75%	to	2.65%	0.03%	to	0.03%	24.18%	to	26.56%
2020	4,407,922	$40.791530	to	$41.896828	$165,330,401	0.75%	to	2.65%	0.08%	to	0.08%	26.83%	to	29.26%
2019	5,254,287	$32.162459	to	$32.412549	$153,524,716	0.75%	to	2.65%	0.22%	to	0.22%	27.84%	to	30.29%
2018	6,331,981	$24.876468	to	$25.031160	$143,091,274	0.75%	to	2.70%	0.13%	to	0.42%	(9.13)%	to	(7.34)%
2017	7,434,473	$26.846330	to	$27.545664	$182,681,807	0.75%	to	2.70%	0.54%	to	0.75%	18.35%	to	20.68%
Fidelity® VIP Mid Cap Portfolio
2021	1,100,045	$40.450461	to	$42.517207	$41,466,232	0.75%	to	2.65%	0.34%	to	0.37%	22.03%	to	24.37%
2020	1,282,075	$33.147797	to	$34.185988	$39,186,155	0.75%	to	2.65%	0.39%	to	0.40%	14.79%	to	16.99%
2019	1,492,144	$28.878159	to	$29.222127	$39,234,678	0.75%	to	2.65%	0.63%	to	0.65%	19.95%	to	22.25%
2018	1,784,136	$23.903218	to	$23.953677	$38,746,600	0.75%	to	2.70%	0.12%	to	0.40%	(17.04)%	to	(15.41)%
2017	2,051,838	$28.257484	to	$28.875414	$53,078,140	0.75%	to	2.70%	0.35%	to	0.49%	17.33%	to	19.64%
Fidelity® VIP Value Strategies Portfolio
2021	165,807	$35.363338	to	$48.607551	$5,304,272	0.75%	to	2.65%	—%	to	1.27%	29.86%	to	32.35%
2020	133,240	$20.573961	to	$26.720428	$3,389,374	0.75%	to	2.40%	1.06%	to	1.07%	5.46%	to	7.21%
2019	142,001	$24.922653	to	$35.583144	$3,335,581	0.75%	to	2.65%	0.70%	to	1.37%	30.59%	to	33.10%
2018	174,055	$18.725255	to	$27.110179	$3,097,614	0.75%	to	2.70%	0.27%	to	0.69%	(19.70)%	to	(18.11)%
2017	211,763	$22.867649	to	$33.760175	$4,735,182	0.75%	to	2.70%	1.23%	to	1.24%	15.91%	to	18.20%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2021	161,038	$38.476007	to	$56.912837	$5,692,467	0.75%	to	2.65%	0.06%	to	0.12%	21.02%	to	23.34%
2020	186,707	$31.194560	to	$47.026877	$5,466,892	0.75%	to	2.65%	0.04%	to	0.05%	29.86%	to	32.35%
2019	200,421	$23.570538	to	$36.214599	$4,472,635	0.75%	to	2.65%	0.38%	to	0.39%	26.43%	to	28.85%
2018	229,852	$18.292705	to	$28.644561	$4,008,132	0.75%	to	2.65%	0.25%	to	0.34%	(7.65)%	to	(5.88)%
2017	241,898	$19.434825	to	$31.017316	$4,479,147	0.75%	to	2.65%	0.59%	to	0.60%	20.27%	to	22.58%
Franklin Income VIP Fund
2021	64,731	$19.281159	to	$20.098329	$1,281,982	1.00%	to	1.30%	4.42%	to	4.45%	15.08%	to	15.43%
2020	71,451	$16.754360	to	$17.412153	$1,227,205	1.00%	to	1.30%	5.27%	to	5.55%	(0.72)%	to	(0.42)%
2019	103,461	$16.876056	to	$17.486077	$1,779,030	1.00%	to	1.30%	5.14%	to	5.25%	14.55%	to	14.89%
2018	125,428	$14.732643	to	$15.219460	$1,884,863	1.00%	to	1.30%	4.61%	to	4.63%	(5.65)%	to	(5.37)%
2017	137,548	$15.615025	to	$16.082662	$2,188,540	1.00%	to	1.30%	3.93%	to	3.97%	8.14%	to	8.46%
Franklin Small-Mid Cap Growth VIP Fund
2021	572,617	$4.681498	to	$52.022538	$19,078,783	1.30%	to	2.85%	—%	to	—%	6.92%	to	8.59%
2020	640,066	$4.311080	to	$48.654992	$19,893,729	1.30%	to	2.85%	—%	to	—%	50.74%	to	53.09%
2019	736,906	$2.816027	to	$32.277769	$14,899,175	1.30%	to	2.85%	—%	to	—%	27.74%	to	29.74%
2018	825,064	$2.170552	to	$25.267830	$12,602,850	1.30%	to	2.85%	—%	to	—%	(8.03)%	to	(6.59)%
2017	916,423	$2.323785	to	$27.474531	$15,572,510	1.30%	to	2.85%	—%	to	—%	17.99%	to	19.83%
Franklin Small Cap Value VIP Fund
2021	17,195	$29.261561	to	$30.501997	$522,285	1.00%	to	1.30%	0.87%	to	0.88%	23.56%	to	23.93%
2020	20,347	$23.682808	to	$24.612870	$498,889	1.00%	to	1.30%	1.20%	to	1.42%	3.77%	to	4.08%
2019	21,739	$22.821822	to	$23.647005	$511,049	1.00%	to	1.30%	0.91%	to	0.93%	24.60%	to	24.97%
2018	23,738	$18.316251	to	$18.921681	$446,488	1.00%	to	1.30%	0.74%	to	0.76%	(14.13)%	to	(13.87)%
2017	26,652	$21.330821	to	$21.969827	$582,048	1.00%	to	1.30%	0.42%	to	0.43%	9.14%	to	9.46%
Franklin Strategic Income VIP Fund
2021	989,831	$2.356008	to	$15.392745	$20,150,882	1.30%	to	2.85%	3.41%	to	3.43%	(0.59)%	to	0.96%
2020	1,075,101	$2.333541	to	$15.484162	$21,882,207	1.30%	to	2.85%	5.04%	to	5.05%	0.84%	to	2.41%
2019	1,209,141	$2.278537	to	$15.355343	$24,376,941	1.30%	to	2.85%	5.32%	to	5.46%	5.36%	to	7.01%
2018	1,350,078	$2.129359	to	$14.574139	$25,560,922	1.30%	to	2.85%	2.79%	to	2.88%	(4.67)%	to	(3.18)%
2017	1,581,588	$2.199282	to	$15.287862	$31,351,917	1.30%	to	2.85%	3.00%	to	3.31%	1.79%	to	3.38%
Franklin Mutual Shares VIP Fund
2021	1,074,695	$19.150370	to	$23.393774	$27,495,915	1.00%	to	2.85%	2.70%	to	2.80%	15.82%	to	17.88%
2020	1,226,032	$16.245933	to	$20.198195	$26,272,266	1.00%	to	2.85%	2.79%	to	2.85%	(7.71)%	to	(6.11)%
2019	1,316,436	$17.303895	to	$21.886323	$30,472,706	1.00%	to	2.85%	1.73%	to	1.90%	19.13%	to	21.22%
2018	1,496,592	$14.274940	to	$18.371970	$28,905,104	1.00%	to	2.85%	2.27%	to	2.33%	(11.62)%	to	(10.06)%
2017	1,702,494	$15.872072	to	$20.788132	$37,043,859	1.00%	to	2.85%	2.05%	to	2.32%	5.30%	to	7.17%
Templeton Developing Markets VIP Fund
2021	170,439	$3.820693	to	$20.327621	$4,445,288	1.30%	to	2.85%	1.08%	to	1.08%	(8.17)%	to	(6.73)%
2020	181,239	$4.096390	to	$22.135044	$5,114,690	1.30%	to	2.85%	4.18%	to	4.35%	14.09%	to	15.87%
2019	202,966	$3.535300	to	$19.401747	$4,994,480	1.30%	to	2.85%	1.24%	to	1.25%	23.35%	to	25.28%
2018	233,127	$2.821929	to	$15.728631	$4,583,925	1.30%	to	2.85%	1.13%	to	1.13%	(17.82)%	to	(16.54)%
2017	287,960	$3.381002	to	$19.139532	$6,762,474	1.30%	to	2.85%	1.18%	to	1.32%	36.70%	to	38.84%
Templeton Growth VIP Fund
2021	317,882	$14.710195	to	$19.534551	$5,602,564	1.00%	to	2.85%	0.96%	to	1.06%	1.92%	to	3.80%
2020	357,560	$14.171226	to	$19.165649	$6,132,897	1.00%	to	2.85%	2.94%	to	2.96%	2.83%	to	4.60%
2019	396,590	$13.547671	to	$18.638810	$6,537,260	1.00%	to	2.85%	2.75%	to	2.78%	11.92%	to	13.82%
2018	470,513	$11.902331	to	$16.653819	$6,829,117	1.00%	to	2.85%	1.83%	to	1.98%	(17.24)%	to	(15.73)%
2017	536,085	$14.123752	to	$20.123979	$9,273,701	1.00%	to	2.85%	1.46%	to	1.62%	15.17%	to	17.20%
Franklin Mutual Global Discovery VIP Fund
2021	16,699	$19.075311	to	$19.883813	$323,578	1.00%	to	1.30%	2.48%	to	2.53%	17.44%	to	17.80%
2020	18,736	$16.242055	to	$16.879776	$309,282	1.00%	to	1.30%	2.21%	to	2.22%	(5.77)%	to	(5.49)%
2019	18,434	$17.237338	to	$17.860434	$322,461	1.00%	to	1.30%	1.42%	to	1.46%	22.67%	to	23.04%
2018	18,815	$14.051475	to	$14.515811	$268,035	1.00%	to	1.30%	2.11%	to	2.17%	(12.45)%	to	(12.19)%
2017	19,183	$16.050253	to	$16.530927	$311,856	1.00%	to	1.30%	1.62%	to	1.66%	7.10%	to	7.42%
Templeton Global Bond VIP Fund
2021	38,519	$12.463909	to	$12.992177	$492,306	1.00%	to	1.30%	—%	to	—%	(6.24)%	to	(5.96)%
2020	42,608	$13.293114	to	$13.815011	$580,173	1.00%	to	1.30%	7.69%	to	7.98%	(6.57)%	to	(6.29)%
2019	45,213	$14.228473	to	$14.742780	$657,701	1.00%	to	1.30%	6.86%	to	6.88%	0.54%	to	0.84%
2018	52,133	$14.151907	to	$14.619522	$753,640	1.00%	to	1.30%	—%	to	—%	0.58%	to	0.88%
2017	58,734	$14.070252	to	$14.491611	$843,166	1.00%	to	1.30%	—%	to	—%	0.45%	to	0.75%
Hartford Balanced HLS Fund
2021	7,881,317	$3.340183	to	$30.851727	$31,368,926	0.75%	to	2.70%	0.95%	to	0.99%	16.46%	to	18.75%
2020	8,831,167	$2.812788	to	$26.652450	$30,624,934	0.75%	to	2.65%	1.80%	to	1.85%	8.70%	to	10.78%
2019	9,700,777	$2.539028	to	$24.384267	$30,107,163	0.75%	to	2.70%	—%	to	1.92%	19.53%	to	21.88%
2018	11,319,110	$2.083224	to	$20.400707	$28,098,366	0.75%	to	2.70%	2.00%	to	2.21%	(7.77)%	to	(5.95)%
2017	12,983,932	$2.214994	to	$22.118490	$34,047,446	0.75%	to	2.70%	2.22%	to	2.39%	12.51%	to	14.73%
Hartford Total Return Bond HLS Fund
2021	104,996,923	$2.552039	to	$13.888442	$345,020,344	0.75%	to	2.70%	0.75%	to	2.44%	(3.58)%	to	(1.69)%
2020	107,667,448	$2.595793	to	$14.404813	$360,967,883	0.75%	to	2.70%	3.57%	to	3.69%	6.12%	to	8.21%
2019	109,547,017	$2.398795	to	$13.573620	$339,798,705	0.75%	to	2.70%	3.95%	to	6.71%	7.70%	to	9.82%
2018	121,181,694	$2.184209	to	$12.602703	$343,025,934	0.75%	to	2.70%	3.85%	to	3.93%	(3.45)%	to	(1.55)%
2017	147,062,532	$2.218559	to	$13.053015	$421,358,321	0.75%	to	2.70%	1.03%	to	2.92%	2.36%	to	4.37%
Hartford Capital Appreciation HLS Fund
2021	1,543,352	$39.668677	to	$43.701215	$54,276,198	0.75%	to	2.65%	0.46%	to	0.47%	11.76%	to	13.90%
2020	1,737,477	$34.826417	to	$39.102540	$54,172,335	0.75%	to	2.65%	0.53%	to	0.96%	18.73%	to	21.00%
2019	2,052,512	$28.781166	to	$32.934724	$53,336,045	0.75%	to	2.65%	1.16%	to	1.19%	27.85%	to	30.30%
2018	2,414,429	$22.088388	to	$25.760765	$48,440,371	0.75%	to	2.65%	0.86%	to	0.88%	(9.39)%	to	(7.65)%
2017	2,874,311	$23.918646	to	$28.430841	$62,843,273	0.75%	to	2.65%	0.90%	to	1.10%	18.95%	to	21.23%
Hartford Dividend and Growth HLS Fund
2021	33,064,692	$6.110626	to	$41.282540	$224,174,627	0.75%	to	2.65%	1.24%	to	1.27%	28.55%	to	31.01%
2020	39,231,121	$4.664227	to	$32.114764	$204,938,429	0.75%	to	2.65%	1.71%	to	2.19%	4.95%	to	6.96%
2019	35,589,844	$4.360565	to	$30.600049	$173,907,938	0.75%	to	2.65%	1.88%	to	1.88%	25.24%	to	27.64%
2018	41,777,807	$3.416206	to	$24.432755	$161,919,221	0.75%	to	2.65%	1.84%	to	1.93%	(7.80)%	to	(6.03)%
2017	49,343,306	$3.635303	to	$26.498860	$204,231,478	0.75%	to	2.65%	1.61%	to	1.62%	15.26%	to	17.47%
Hartford Disciplined Equity HLS Fund
2021	34,038,401	$5.218570	to	$53.303179	$210,081,292	0.75%	to	2.65%	0.54%	to	0.56%	22.24%	to	24.58%
2020	40,085,862	$4.188959	to	$43.606715	$198,923,579	0.75%	to	2.65%	0.49%	to	0.66%	14.95%	to	17.16%
2019	23,825,288	$3.575440	to	$37.933869	$97,630,948	0.75%	to	2.65%	0.73%	to	0.84%	30.62%	to	33.12%
2018	29,772,474	$2.685881	to	$29.042474	$91,602,796	0.75%	to	2.65%	0.70%	to	0.74%	(4.56)%	to	(2.73)%
2017	37,833,344	$2.761136	to	$30.429196	$119,068,565	0.75%	to	2.65%	0.92%	to	1.26%	18.73%	to	21.01%
Hartford International Opportunities HLS Fund
2021	21,370,654	$2.922935	to	$24.110339	$70,713,710	0.75%	to	2.65%	0.99%	to	1.02%	5.00%	to	7.01%
2020	23,766,005	$2.731401	to	$22.962539	$73,741,139	0.75%	to	2.65%	1.72%	to	1.93%	17.30%	to	19.55%
2019	28,045,775	$2.284757	to	$19.576026	$73,113,954	0.75%	to	2.65%	1.83%	to	1.84%	23.12%	to	25.48%
2018	33,006,943	$1.820791	to	$15.899856	$69,031,504	0.75%	to	2.65%	1.79%	to	1.91%	(20.87)%	to	(19.35)%
2017	35,216,160	$2.257718	to	$20.002861	$91,331,370	0.75%	to	2.70%	1.41%	to	1.46%	21.92%	to	24.32%
Hartford MidCap HLS Fund
2021	808,398	$12.757386	to	$13.106566	$10,467,821	0.75%	to	2.70%	—%	to	—%	6.98%	to	9.09%
2020♦	933,822	$11.925056	to	$12.014847	$11,183,739	0.75%	to	2.70%	0.05%	to	0.05%	19.25%	to	20.15%
Hartford Ultrashort Bond HLS Fund
2021	60,117,552	$1.202495	to	$7.597367	$75,731,213	0.75%	to	2.70%	0.69%	to	0.74%	(2.85)%	to	(0.94)%
2020	63,099,285	$1.213845	to	$7.819891	$80,065,994	0.75%	to	2.70%	1.47%	to	2.08%	(1.26)%	to	0.68%
2019	23,424,583	$1.205675	to	$7.919998	$29,418,414	0.75%	to	2.70%	1.87%	to	1.98%	0.07%	to	2.04%
2018	27,183,003	$1.181526	to	$7.954167	$33,070,899	0.75%	to	2.65%	1.15%	to	1.44%	(1.09)%	to	0.81%
2017	24,937,749	$1.172043	to	$8.041857	$31,596,379	0.75%	to	2.65%	0.77%	to	0.78%	(1.63)%	to	0.26%
Hartford Small Company HLS Fund
2021	3,253,907	$6.645218	to	$50.367119	$24,494,887	0.75%	to	2.65%	—%	to	—%	(1.10)%	to	0.80%
2020	3,848,112	$6.592358	to	$50.925435	$28,947,698	0.75%	to	2.65%	—%	to	—%	51.46%	to	54.36%
2019	4,771,175	$4.270872	to	$33.624032	$23,243,129	0.75%	to	2.65%	—%	to	—%	33.42%	to	35.97%
2018	6,150,766	$3.140948	to	$25.202529	$21,909,488	0.75%	to	2.65%	—%	to	—%	(6.74)%	to	(4.95)%
2017	7,163,439	$3.304456	to	$27.023675	$26,981,261	0.75%	to	2.65%	—%	to	—%	23.06%	to	25.42%
Hartford SmallCap Growth HLS Fund
2021	2,688,552	$5.997735	to	$56.755923	$16,618,390	0.75%	to	2.65%	—%	to	—%	1.30%	to	3.24%
2020	3,001,068	$5.809475	to	$56.029517	$18,386,101	0.75%	to	2.65%	—%	to	—%	29.72%	to	32.20%
2019	3,604,276	$4.394407	to	$43.194042	$17,102,135	0.75%	to	2.65%	—%	to	—%	32.26%	to	34.80%
2018	4,338,383	$3.259945	to	$32.493141	$15,391,452	0.75%	to	2.70%	—%	to	—%	(14.05)%	to	(12.36)%
2017	4,839,360	$3.719664	to	$37.806308	$19,327,118	0.75%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.18%
Hartford Stock HLS Fund
2021	2,506,573	$3.861095	to	$48.077266	$12,646,730	0.75%	to	2.65%	0.44%	to	1.23%	21.71%	to	24.05%
2020	3,950,018	$3.112617	to	$39.500475	$14,609,155	0.75%	to	2.65%	1.58%	to	1.73%	9.15%	to	11.24%
2019	4,444,162	$2.798119	to	$36.190648	$15,006,154	0.75%	to	2.65%	1.63%	to	1.65%	27.79%	to	30.24%
2018	5,114,161	$2.148428	to	$28.320447	$13,380,390	0.75%	to	2.65%	1.52%	to	1.82%	(2.76)%	to	(0.89)%
2017	6,150,556	$2.167695	to	$29.122976	$16,010,933	0.75%	to	2.65%	1.73%	to	1.87%	16.71%	to	18.95%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2021	722,884	$30.864038	to	$34.426590	$22,594,082	0.75%	to	2.65%	0.78%	to	0.88%	23.99%	to	26.36%
2020	892,684	$24.893133	to	$27.244354	$22,211,923	0.75%	to	2.65%	1.07%	to	1.28%	(0.89)%	to	1.01%
2019	916,417	$25.116148	to	$26.971120	$22,702,055	0.75%	to	2.65%	1.23%	to	1.25%	18.34%	to	20.61%
2018	1,084,344	$21.223589	to	$22.362641	$22,373,534	0.75%	to	2.65%	1.36%	to	1.42%	(10.56)%	to	(8.84)%
2017	1,276,643	$23.729117	to	$24.531828	$29,074,987	0.75%	to	2.65%	1.06%	to	1.07%	9.63%	to	11.73%
Lord Abbett Series Fund - Dividend Growth Portfolio
2021	299,138	$32.182358	to	$42.485423	$11,675,511	0.75%	to	2.40%	0.69%	to	0.73%	22.64%	to	24.68%
2020	340,378	$26.240321	to	$34.074738	$10,713,345	0.75%	to	2.40%	0.95%	to	1.01%	12.68%	to	14.55%
2019	391,625	$23.287618	to	$29.745758	$10,806,892	0.75%	to	2.40%	1.53%	to	1.58%	23.45%	to	25.50%
2018	445,674	$23.267706	to	$23.701441	$9,877,251	0.75%	to	2.65%	—%	to	1.75%	(7.17)%	to	(5.38)%
2017	617,717	$25.050269	to	$25.063646	$14,355,387	0.75%	to	2.65%	1.63%	to	1.73%	16.01%	to	18.23%
Lord Abbett Series Fund - Bond Debenture Portfolio
2021	1,403,383	$21.641087	to	$24.735288	$30,905,893	0.75%	to	2.65%	2.85%	to	3.94%	0.58%	to	2.51%
2020	1,504,618	$21.516952	to	$24.130598	$32,521,996	0.75%	to	2.65%	3.89%	to	4.14%	4.50%	to	6.50%
2019	1,686,657	$20.590588	to	$22.657286	$34,410,634	0.75%	to	2.65%	3.78%	to	3.85%	10.39%	to	12.51%
2018	1,843,195	$18.652412	to	$20.138473	$33,696,213	0.75%	to	2.65%	4.09%	to	4.18%	(6.53)%	to	(4.74)%
2017	2,215,114	$19.955363	to	$21.139671	$42,725,752	0.75%	to	2.65%	4.20%	to	4.35%	6.36%	to	8.40%
Lord Abbett Series Fund - Growth and Income Portfolio
2021	2,527,347	$29.048295	to	$30.293262	$66,175,810	0.75%	to	2.65%	0.84%	to	1.01%	25.65%	to	28.06%
2020	3,057,194	$22.683992	to	$24.109553	$62,885,630	0.75%	to	2.65%	1.66%	to	1.70%	0.01%	to	1.93%
2019	3,281,557	$22.254489	to	$24.106738	$66,580,562	0.75%	to	2.65%	1.62%	to	1.65%	19.29%	to	21.58%
2018	3,886,115	$18.304613	to	$20.207974	$65,256,394	0.75%	to	2.65%	1.31%	to	1.58%	(10.55)%	to	(8.83)%
2017	4,498,088	$20.077597	to	$22.590709	$83,406,458	0.75%	to	2.65%	1.31%	to	1.39%	10.42%	to	12.53%
MFS® Growth Series
2021	186,743	$6.591909	to	$64.588578	$6,547,440	1.30%	to	2.85%	—%	to	—%	20.06%	to	21.94%
2020	206,853	$5.405960	to	$53.795606	$5,988,789	1.30%	to	2.85%	—%	to	—%	28.15%	to	30.15%
2019	228,806	$4.153483	to	$41.977321	$5,031,764	1.30%	to	2.85%	—%	to	—%	34.27%	to	36.37%
2018	233,697	$3.045852	to	$31.263680	$3,767,688	1.30%	to	2.85%	0.09%	to	0.09%	(0.22)%	to	1.34%
2017	264,218	$3.005509	to	$31.331758	$4,231,141	1.30%	to	2.85%	0.10%	to	0.10%	27.72%	to	29.71%
MFS® Investors Trust Series
2021	176,642	$4.312657	to	$40.965050	$5,663,828	1.30%	to	2.85%	0.62%	to	0.62%	23.25%	to	25.18%
2020	195,867	$3.445277	to	$33.236919	$5,062,184	1.30%	to	2.85%	0.63%	to	0.65%	10.67%	to	12.40%
2019	211,376	$3.065248	to	$30.032763	$4,874,506	1.30%	to	2.85%	0.69%	to	0.69%	27.88%	to	29.88%
2018	232,454	$2.360048	to	$23.484504	$4,149,388	1.30%	to	2.85%	0.63%	to	0.63%	(8.14)%	to	(6.71)%
2017	272,624	$2.529767	to	$25.566924	$5,176,453	1.30%	to	2.85%	0.72%	to	0.72%	19.88%	to	21.75%
MFS® Total Return Series
2021	1,585,634	$22.591204	to	$23.437536	$43,442,831	1.00%	to	2.85%	1.60%	to	1.76%	10.91%	to	12.70%
2020	1,731,092	$20.044839	to	$21.131954	$42,486,457	1.00%	to	2.85%	1.98%	to	2.27%	6.73%	to	8.43%
2019	1,969,886	$18.487003	to	$19.799841	$45,003,821	1.00%	to	2.85%	2.10%	to	2.44%	17.00%	to	18.92%
2018	2,247,450	$15.545512	to	$16.922591	$43,553,663	1.00%	to	2.85%	2.05%	to	2.14%	(8.26)%	to	(6.81)%
2017	2,544,282	$16.681151	to	$18.447222	$53,035,519	1.00%	to	2.85%	2.14%	to	2.40%	9.14%	to	10.91%

MFS® Value Series
2021	43,411	$28.603764	to	$29.815545	$1,274,491	1.00%	to	1.30%	1.11%	to	1.16%	23.54%	to	23.91%
2020	54,025	$23.153119	to	$24.061732	$1,283,836	1.00%	to	1.30%	1.36%	to	1.39%	1.89%	to	2.19%
2019	57,334	$22.724241	to	$23.545252	$1,334,660	1.00%	to	1.30%	1.84%	to	1.87%	27.83%	to	28.22%
2018	67,673	$17.776467	to	$18.363556	$1,229,901	1.00%	to	1.30%	1.33%	to	1.33%	(11.51)%	to	(11.25)%
2017	74,906	$20.089783	to	$20.691049	$1,536,807	1.00%	to	1.30%	1.63%	to	1.75%	15.83%	to	16.18%
BlackRock S&P 500 Index V.I. Fund
2021	1,237,640	$16.216069	to	$17.501407	$20,928,108	0.75%	to	2.70%	1.14%	to	1.22%	25.11%	to	27.58%

2020	1,235,942	$12.961089	to	$13.718509	$16,503,276	0.75%	to	2.70%	1.82%	to	1.91%	15.09%	to	17.36%
2019	1,231,799	$11.261579	to	$11.689558	$14,153,852	0.75%	to	2.70%	1.99%	to	2.20%	27.85%	to	30.36%
2018♦	1,407,772	$8.808744	to	$8.967003	$12,519,012	0.75%	to	2.70%	1.02%	to	2.50%	(11.91)%	to	(10.33)%
Invesco V.I. Equity and Income Fund
2021	662,621	$22.946864	to	$25.914112	$16,970,547	1.30%	to	2.85%	1.65%	to	1.74%	15.03%	to	17.12%
2020	709,066	$19.592639	to	$22.528701	$15,603,270	1.30%	to	2.85%	2.02%	to	2.22%	6.57%	to	8.53%
2019	806,219	$18.052374	to	$21.139861	$16,324,393	1.30%	to	2.85%	2.52%	to	3.13%	16.64%	to	18.81%
2018	923,134	$15.194062	to	$18.123947	$15,942,199	1.30%	to	2.85%	2.02%	to	2.20%	(12.27)%	to	(10.67)%
2017	1,035,978	$17.009615	to	$20.657702	$20,158,069	1.30%	to	2.85%	1.46%	to	1.65%	7.67%	to	9.60%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2021	1,927,749	$1.796906	to	$13.761716	$30,116,597	1.30%	to	2.85%	3.84%	to	3.96%	(3.12)%	to	(1.61)%
2020	2,063,052	$1.826339	to	$14.205628	$33,164,329	1.30%	to	2.85%	2.86%	to	2.94%	4.77%	to	6.41%
2019	2,177,485	$1.716369	to	$13.558720	$32,642,061	1.30%	to	2.85%	3.78%	to	4.20%	7.77%	to	9.45%
2018	2,312,647	$1.568198	to	$12.581725	$32,135,718	1.30%	to	2.85%	2.47%	to	2.58%	(3.44)%	to	(1.93)%
2017	2,664,445	$1.599127	to	$13.030304	$38,044,702	1.30%	to	2.85%	3.16%	to	3.18%	3.26%	to	4.87%
Morgan Stanley VIF Emerging Markets Debt Portfolio
2021	83,260	$2.826377	to	$16.427782	$2,153,768	1.30%	to	2.85%	4.42%	to	5.07%	(4.78)%	to	(3.29)%
2020	77,231	$2.922509	to	$17.251902	$2,155,902	1.30%	to	2.85%	4.51%	to	4.56%	2.58%	to	4.18%
2019	87,639	$2.805178	to	$16.817855	$2,389,569	1.30%	to	2.85%	5.28%	to	5.61%	11.04%	to	12.78%
2018	122,929	$2.487378	to	$15.145357	$2,782,361	1.30%	to	2.85%	5.53%	to	5.61%	(9.56)%	to	(8.15)%
2017	137,580	$2.707988	to	$16.746301	$3,478,690	1.30%	to	2.85%	5.39%	to	5.42%	6.63%	to	8.29%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2021	611,754	$20.714426	to	$25.064486	$13,906,834	0.75%	to	2.85%	0.79%	to	0.83%	0.09%	to	2.18%
2020	643,374	$20.695059	to	$24.528745	$14,505,408	0.75%	to	2.85%	1.36%	to	1.39%	11.22%	to	13.51%
2019	721,861	$18.606606	to	$21.609331	$14,518,148	0.75%	to	2.85%	1.01%	to	1.28%	16.23%	to	18.62%
2018	828,449	$16.008587	to	$18.217039	$14,141,905	0.75%	to	2.85%	0.39%	to	0.46%	(19.79)%	to	(18.13)%
2017	894,407	$19.957257	to	$22.251363	$18,821,911	0.75%	to	2.85%	0.47%	to	0.69%	31.27%	to	34.05%
Morgan Stanley VIF Growth Portfolio
2021	2,287,388	$52.621816	to	$61.330363	$136,902,910	1.30%	to	2.85%	—%	to	—%	(2.95)%	to	(1.19)%
2020	2,570,390	$54.222607	to	$62.067071	$156,134,083	1.30%	to	2.85%	—%	to	—%	110.68%	to	114.51%
2019	2,981,552	$25.736385	to	$28.934684	$84,627,879	1.30%	to	2.85%	—%	to	—%	27.78%	to	30.11%
2018	3,396,620	$20.141440	to	$22.239407	$74,320,698	1.30%	to	2.85%	—%	to	—%	4.28%	to	6.15%
2017	3,937,028	$19.314495	to	$20.950903	$81,330,565	1.30%	to	2.85%	—%	to	—%	38.81%	to	41.30%
Morgan Stanley VIF Discovery Portfolio
2021	180,530	$87.931002	to	$90.031761	$14,782,064	0.75%	to	2.65%	—%	to	—%	(13.52)%	to	(11.86)%
2020	253,531	$101.673558	to	$102.143757	$23,506,109	0.75%	to	2.65%	—%	to	—%	145.47%	to	150.16%

2019	225,861	$40.830716	to	$41.420160	$8,497,925	0.75%	to	2.65%	—%	to	—%	36.31%	to	38.92%
2018	249,997	$29.391239	to	$30.386461	$6,774,844	0.75%	to	2.65%	—%	to	—%	7.64%	to	9.70%
2017	250,375	$26.792074	to	$28.102860	$6,251,495	0.75%	to	2.70%	—%	to	—%	34.91%	to	37.56%
Invesco V.I. American Value Fund
2021	583,643	$34.986734	to	$35.315751	$22,082,429	0.75%	to	2.85%	0.21%	to	0.45%	24.36%	to	26.67%
2020	653,855	$27.620017	to	$28.398415	$19,614,927	0.75%	to	2.85%	0.64%	to	0.92%	(1.72)%	to	0.10%
2019	726,246	$27.591378	to	$28.895086	$21,903,166	0.75%	to	2.85%	0.41%	to	0.71%	21.52%	to	23.78%
2018	817,512	$22.290857	to	$23.778585	$19,962,423	0.75%	to	2.85%	0.19%	to	0.49%	(15.10)%	to	(13.52)%
2017	953,216	$25.775042	to	$28.009161	$27,148,851	0.75%	to	2.85%	0.58%	to	0.82%	6.87%	to	8.86%
Invesco V.I. Equally-Weighted S&P 500 Fund
2021	959,160	$5.433875	to	$50.104678	$49,368,390	1.30%	to	2.85%	1.04%	to	1.12%	25.27%	to	27.51%
2020	1,082,956	$4.261601	to	$39.998584	$43,651,796	1.30%	to	2.85%	1.27%	to	1.33%	9.26%	to	11.29%
2019	1,297,855	$3.829355	to	$36.609563	$45,155,805	1.30%	to	2.85%	1.60%	to	1.85%	24.85%	to	27.13%
2018	1,422,397	$3.012149	to	$29.323565	$39,370,203	1.30%	to	2.85%	1.02%	to	1.10%	(10.69)%	to	(9.07)%
2017	1,673,667	$3.312452	to	$32.833960	$51,239,245	1.30%	to	2.85%	0.72%	to	0.80%	15.01%	to	17.05%
Morgan Stanley VIF Global Franchise Portfolio
2021	136,950	$41.368811	to	$64.253294	$7,614,330	1.50%	to	2.85%	0.67%	to	0.67%	18.26%	to	19.86%
2020	147,076	$34.981861	to	$53.605210	$6,921,888	1.50%	to	2.85%	0.85%	to	0.85%	10.03%	to	11.52%
2019	174,522	$31.793543	to	$48.066491	$7,374,828	1.50%	to	2.85%	0.86%	to	0.93%	25.89%	to	27.60%
2018	205,871	$25.254243	to	$37.668871	$6,866,521	1.50%	to	2.85%	1.03%	to	1.04%	(4.53)%	to	(3.23)%
2017	242,611	$26.451795	to	$38.926166	$8,401,424	1.50%	to	2.85%	1.21%	to	1.24%	22.22%	to	23.88%
Invesco V.I. Discovery Mid Cap Growth Fund+
2021	186,371	$16.373274	to	$46.573883	$7,478,557	0.75%	to	2.85%	—%	to	—%	15.46%	to	17.91%
2020	218,005	$14.180959	to	$39.500672	$7,541,966	0.75%	to	2.85%	—%	to	—%	39.19%	to	41.81%
2019	241,463	$28.378075	to	$39.608394	$6,306,716	0.75%	to	2.65%	—%	to	—%	35.38%	to	37.97%
2018	227,274	$20.568057	to	$29.257419	$4,395,096	0.75%	to	2.65%	—%	to	—%	(8.76)%	to	(7.00)%
2017	255,781	$22.117168	to	$32.064813	$5,344,857	0.75%	to	2.65%	—%	to	—%	25.10%	to	27.49%
Invesco V.I. Capital Appreciation Fund+
2021	615,275	$44.735153	to	$51.915077	$24,496,589	0.75%	to	2.65%	—%	to	—%	19.09%	to	21.37%
2020	713,862	$36.859188	to	$43.594579	$23,766,075	0.75%	to	2.65%	—%	to	—%	32.68%	to	35.22%
2019	890,485	$27.258340	to	$32.857358	$22,062,689	0.75%	to	2.65%	—%	to	—%	32.30%	to	34.83%
2018	1,049,205	$20.216510	to	$24.710868	$19,385,863	0.75%	to	2.70%	—%	to	—%	(8.46)%	to	(6.66)%
2017	1,299,480	$21.658564	to	$26.995170	$25,835,253	0.75%	to	2.70%	0.01%	to	0.01%	23.14%	to	25.56%
Invesco V.I. Global Fund+
2021	2,347,804	$41.090879	to	$41.369564	$87,146,179	0.75%	to	2.65%	—%	to	—%	12.16%	to	14.31%
2020	2,690,952	$36.190441	to	$36.635664	$87,947,291	0.75%	to	2.65%	0.42%	to	0.44%	24.01%	to	26.39%

2019	3,217,462	$28.634834	to	$29.542783	$83,655,540	0.75%	to	2.65%	0.63%	to	0.64%	28.02%	to	30.47%
2018	3,923,744	$21.946942	to	$23.076493	$78,730,110	0.75%	to	2.65%	0.77%	to	0.77%	(15.66)%	to	(14.04)%
2017	4,427,926	$25.531573	to	$27.236947	$104,098,666	0.75%	to	2.70%	0.74%	to	0.74%	32.69%	to	35.30%
Invesco V.I. Main Street Fund®+
2021	178,132	$39.985769	to	$43.206106	$6,227,586	0.75%	to	2.65%	0.51%	to	0.51%	23.91%	to	26.28%
2020	208,424	$31.664050	to	$34.869839	$5,824,931	0.75%	to	2.65%	1.17%	to	1.18%	10.72%	to	12.84%
2019	238,460	$28.059885	to	$31.493335	$5,953,833	0.75%	to	2.65%	0.81%	to	0.82%	28.30%	to	30.75%
2018	273,020	$21.460030	to	$24.423709	$5,205,703	0.75%	to	2.70%	0.90%	to	0.91%	(10.55)%	to	(8.78)%
2017	325,135	$23.526557	to	$27.303209	$6,826,367	0.75%	to	2.70%	0.91%	to	1.03%	13.53%	to	15.76%
Invesco V.I. Main Street Small Cap Fund®+
2021	881,036	$43.050411	to	$47.969172	$34,248,519	0.75%	to	2.70%	0.17%	to	0.18%	19.01%	to	21.35%
2020	1,080,222	$35.476339	to	$40.307414	$34,827,090	0.75%	to	2.70%	0.37%	to	0.38%	16.45%	to	18.74%
2019	1,260,004	$29.876845	to	$34.613533	$34,453,131	0.75%	to	2.70%	—%	to	—%	22.78%	to	25.19%
2018	1,435,931	$23.864862	to	$28.192134	$31,591,827	0.75%	to	2.70%	—%	to	0.06%	(12.92)%	to	(11.21)%
2017	1,693,680	$26.876901	to	$32.523583	$42,193,350	0.75%	to	2.65%	0.65%	to	0.69%	10.93%	to	13.06%
Putnam VT Diversified Income Fund
2021	678,779	$16.935383	to	$26.915716	$13,654,049	0.75%	to	2.65%	0.44%	to	0.64%	(9.38)%	to	(7.65)%
2020	717,798	$18.689170	to	$29.143816	$15,653,655	0.75%	to	2.65%	7.45%	to	7.56%	(3.50)%	to	(1.64)%
2019	774,559	$19.366147	to	$29.631179	$17,392,727	0.75%	to	2.65%	3.10%	to	4.70%	8.32%	to	10.40%
2018	873,721	$17.878272	to	$26.840057	$17,745,189	0.75%	to	2.65%	4.23%	to	4.53%	(3.57)%	to	(1.72)%
2017	1,015,614	$18.540466	to	$27.310256	$21,066,637	0.75%	to	2.65%	5.68%	to	6.10%	4.32%	to	6.32%
Putnam VT Global Asset Allocation Fund
2021	98,036	$21.160525	to	$91.266043	$3,910,343	0.75%	to	2.40%	0.70%	to	0.76%	11.25%	to	13.10%
2020	106,211	$19.020992	to	$80.696251	$3,799,164	0.75%	to	2.40%	1.86%	to	1.99%	9.65%	to	11.47%
2019	124,756	$24.098186	to	$72.392460	$4,237,503	0.75%	to	2.65%	1.43%	to	1.51%	14.07%	to	16.26%
2018	155,598	$21.125881	to	$62.270063	$4,715,014	0.75%	to	2.65%	1.79%	to	1.83%	(9.68)%	to	(7.95)%
2017	179,493	$23.391246	to	$67.649197	$5,843,911	0.75%	to	2.65%	1.46%	to	1.53%	12.32%	to	14.48%
Putnam VT Growth Opportunities Fund
2021	245,812	$28.439127	to	$31.618739	$7,420,762	0.75%	to	2.65%	—%	to	—%	19.45%	to	21.74%
2020	303,307	$23.808344	to	$25.972541	$7,550,881	0.75%	to	2.65%	0.03%	to	0.06%	35.08%	to	37.67%
2019	277,097	$17.624970	to	$18.865477	$5,055,664	0.75%	to	2.65%	0.13%	to	0.13%	33.17%	to	35.72%
2018	238,371	$13.234813	to	$13.900099	$3,235,130	0.75%	to	2.65%	—%	to	—%	(0.30)%	to	1.62%
2017	230,877	$13.274366	to	$13.679151	$3,119,609	0.75%	to	2.65%	0.06%	to	0.10%	27.48%	to	29.93%
Putnam VT International Value Fund
2021	905,648	$10.893230	to	$17.459598	$9,069,936	0.75%	to	2.65%	2.03%	to	2.13%	11.93%	to	14.08%
2020	1,061,686	$9.548857	to	$15.598314	$9,366,508	0.75%	to	2.65%	2.62%	to	2.69%	1.22%	to	3.16%

2019	1,086,309	$9.255912	to	$15.409764	$9,339,551	0.75%	to	2.65%	2.68%	to	2.77%	17.08%	to	19.32%
2018	1,278,103	$7.756954	to	$13.161632	$9,275,115	0.75%	to	2.65%	2.04%	to	2.05%	(19.77)%	to	(18.23)%
2017	1,282,583	$9.486306	to	$16.404946	$11,453,929	0.75%	to	2.65%	1.51%	to	1.55%	21.44%	to	23.76%
Putnam VT International Equity Fund
2021	1,095,335	$19.039511	to	$34.066311	$23,424,514	0.75%	to	2.70%	1.14%	to	1.33%	5.92%	to	8.01%
2020	1,176,236	$17.975032	to	$31.540766	$23,460,892	0.75%	to	2.70%	1.62%	to	1.71%	9.11%	to	11.26%
2019	1,347,561	$16.474127	to	$28.349164	$24,207,500	0.75%	to	2.70%	1.39%	to	1.43%	21.82%	to	24.22%
2018	1,541,412	$13.522987	to	$22.821959	$22,425,912	0.75%	to	2.70%	1.28%	to	1.38%	(21.27)%	to	(19.72)%
2017	1,617,567	$17.176260	to	$28.427076	$29,581,455	0.75%	to	2.70%	—%	to	2.34%	23.21%	to	25.63%
Putnam VT Multi-Cap Core Fund
2021	492,752	$38.834016	to	$48.675114	$14,968,255	0.75%	to	2.65%	0.59%	to	0.64%	27.59%	to	30.03%
2020	560,481	$29.864980	to	$38.150428	$13,550,279	0.75%	to	2.65%	0.92%	to	1.23%	14.26%	to	16.45%
2019	663,563	$25.646352	to	$33.389635	$13,746,418	0.75%	to	2.65%	1.09%	to	1.11%	28.19%	to	30.65%
2018	777,289	$19.629905	to	$26.046161	$12,380,412	0.75%	to	2.65%	1.08%	to	1.10%	(10.05)%	to	(8.32)%
2017	993,947	$21.412262	to	$28.956438	$17,250,721	0.75%	to	2.65%	0.63%	to	1.11%	19.65%	to	21.94%
Putnam VT Sustainable Leaders Fund
2021	247,153	$46.904217	to	$58.182800	$13,367,823	0.75%	to	2.65%	0.14%	to	0.15%	20.30%	to	22.61%
2020	303,967	$38.987859	to	$47.453470	$13,485,424	0.75%	to	2.65%	0.43%	to	0.49%	25.38%	to	27.78%
2019	385,164	$31.095944	to	$37.136111	$13,425,536	0.75%	to	2.65%	0.45%	to	0.45%	32.80%	to	35.34%
2018	474,992	$23.416305	to	$27.439238	$12,334,474	0.75%	to	2.65%	—%	to	—%	(4.10)%	to	(2.26)%
2017	556,115	$24.418005	to	$28.074299	$14,893,381	0.75%	to	2.65%	0.62%	to	0.63%	25.85%	to	28.26%
Putnam VT Small Cap Value Fund
2021	376,634	$38.708570	to	$65.326285	$19,504,789	0.75%	to	2.65%	0.74%	to	0.75%	36.25%	to	38.86%
2020	464,039	$28.410525	to	$47.045557	$17,560,304	0.75%	to	2.65%	0.95%	to	1.01%	1.24%	to	3.19%
2019	475,126	$28.061200	to	$45.592713	$17,641,119	0.75%	to	2.65%	0.65%	to	0.71%	21.00%	to	23.31%
2018	511,197	$23.191987	to	$36.973130	$15,560,388	0.75%	to	2.65%	0.36%	to	0.39%	(22.02)%	to	(20.53)%
2017	590,646	$29.742077	to	$46.522041	$22,884,204	0.75%	to	2.65%	0.65%	to	0.69%	5.05%	to	7.07%
Putnam VT George Putnam Balanced Fund
2021	155,913	$29.925419	to	$30.160767	$4,274,857	0.75%	to	2.65%	0.82%	to	0.83%	10.98%	to	13.10%
2020	181,745	$26.666460	to	$26.965609	$4,460,220	0.75%	to	2.65%	0.98%	to	1.18%	12.39%	to	14.54%
2019	183,577	$23.280691	to	$23.993232	$3,864,726	0.75%	to	2.65%	1.38%	to	1.40%	20.76%	to	23.08%
2018	199,527	$18.915301	to	$19.867780	$3,419,565	0.75%	to	2.65%	0.69%	to	0.71%	(5.68)%	to	(3.87)%
2017	255,739	$19.675837	to	$21.063168	$4,592,119	0.75%	to	2.65%	—%	to	1.55%	12.08%	to	14.23%
Putnam VT Large Cap Value Fund+
2021	307,677	$40.465294	to	$51.894015	$14,552,449	0.75%	to	2.65%	1.20%	to	1.24%	23.98%	to	26.35%
2020	346,634	$32.639476	to	$41.070792	$13,091,257	0.75%	to	2.65%	1.68%	to	1.72%	3.04%	to	5.01%

2019	400,350	$31.677548	to	$39.110370	$14,472,195	0.75%	to	2.65%	1.99%	to	2.04%	27.00%	to	29.43%
2018	465,980	$24.943267	to	$30.217189	$13,092,751	0.75%	to	2.65%	0.60%	to	0.74%	(10.88)%	to	(9.17)%
2017	559,757	$27.989247	to	$33.268667	$17,436,819	0.75%	to	2.65%	1.00%	to	1.83%	15.67%	to	17.89%
Invesco V.I. Growth and Income Fund
2021	1,177,862	$30.343527	to	$44.520591	$44,241,330	0.75%	to	2.85%	1.33%	to	1.37%	24.59%	to	27.23%
2020	1,378,201	$24.354979	to	$34.992069	$40,582,056	0.75%	to	2.85%	1.94%	to	2.00%	(1.01)%	to	1.09%
2019	1,524,671	$24.603987	to	$34.615136	$44,782,129	0.75%	to	2.85%	1.54%	to	1.70%	21.35%	to	23.92%
2018	1,734,239	$20.275955	to	$27.934093	$40,879,438	0.75%	to	2.85%	1.71%	to	1.77%	(16.02)%	to	(14.24)%
2017	2,143,342	$24.144116	to	$32.571379	$56,668,932	0.75%	to	2.85%	1.25%	to	1.35%	10.83%	to	13.18%
Invesco V.I. Comstock Fund
2021	1,124,655	$34.490444	to	$45.205513	$43,655,953	0.75%	to	2.85%	1.56%	to	1.64%	29.31%	to	32.05%
2020	1,337,292	$26.673255	to	$34.233870	$39,710,265	0.75%	to	2.85%	2.17%	to	2.20%	(3.87)%	to	(1.83)%
2019	1,451,151	$27.746310	to	$34.870955	$44,302,628	0.75%	to	2.85%	1.68%	to	1.88%	21.43%	to	24.01%
2018	1,625,908	$22.848801	to	$28.119971	$40,381,761	0.75%	to	2.85%	1.41%	to	1.43%	(14.83)%	to	(13.02)%
2017	1,918,316	$26.827525	to	$32.329876	$55,287,972	0.75%	to	2.85%	1.92%	to	1.96%	14.27%	to	16.70%
Invesco V.I. American Franchise Fund
2021	29,270	$56.778911	to	$62.219757	$1,569,701	1.50%	to	2.85%	—%	to	—%	8.51%	to	9.99%
2020	31,446	$51.623288	to	$57.338447	$1,544,663	1.50%	to	2.85%	—%	to	—%	38.01%	to	39.88%
2019	33,180	$36.904503	to	$41.546902	$1,154,415	1.50%	to	2.85%	—%	to	—%	32.60%	to	34.40%
2018	35,357	$27.459185	to	$31.332991	$915,908	1.50%	to	2.85%	—%	to	—%	(6.59)%	to	(5.32)%
2017	38,229	$29.002541	to	$33.544228	$1,046,097	1.50%	to	2.85%	—%	to	—%	23.46%	to	25.14%
Allspring VT Index Asset Allocation Fund+
2021	68,633	$2.916369	to	$3.672509	$238,190	1.15%	to	2.40%	0.06%	to	0.58%	13.25%	to	14.67%
2020	117,668	$2.575230	to	$3.202665	$339,581	1.15%	to	2.40%	0.82%	to	0.82%	13.82%	to	15.26%
2019	138,604	$2.262447	to	$2.778741	$349,302	1.15%	to	2.40%	1.05%	to	1.09%	17.31%	to	18.78%
2018	156,422	$1.928635	to	$2.339348	$336,590	1.15%	to	2.40%	0.97%	to	0.97%	(5.21)%	to	(4.01)%
2017	177,033	$2.034578	to	$2.437177	$397,574	1.15%	to	2.40%	0.70%	to	0.74%	9.59%	to	10.97%
Allspring VT International Equity Fund+
2021	1,645	$16.843032	to	$16.843032	$27,710	1.15%	to	1.15%	1.03%	to	1.03%	5.65%	to	5.65%
2020	1,622	$15.125708	to	$15.942763	$25,859	1.15%	to	1.65%	—%	to	2.76%	3.21%	to	3.73%
2019	1,778	$14.654856	to	$15.369429	$27,104	1.15%	to	1.65%	3.42%	to	3.69%	13.60%	to	14.17%
2018	1,960	$12.900493	to	$13.462107	$26,199	1.15%	to	1.65%	11.05%	to	11.31%	(18.63)%	to	(18.22)%
2017	1,891	$15.854609	to	$16.462248	$30,909	1.15%	to	1.65%	2.75%	to	2.78%	22.31%	to	22.92%
Allspring VT Small Cap Growth Fund+
2021	114,424	$6.619924	to	$63.436482	$724,486	1.15%	to	2.65%	—%	to	—%	4.83%	to	6.41%
2020	134,321	$5.002186	to	$6.221110	$801,765	1.15%	to	2.40%	—%	to	—%	54.05%	to	55.98%

2019	186,564	$3.247220	to	$3.988378	$732,029	1.15%	to	2.40%	—%	to	—%	21.87%	to	23.40%
2018	208,034	$2.664424	to	$3.231967	$661,556	1.15%	to	2.40%	—%	to	—%	(1.09)%	to	0.15%
2017	293,069	$2.693884	to	$3.227100	$924,880	1.15%	to	2.40%	—%	to	—%	22.88%	to	24.42%
Allspring VT Discovery Fund+
2021	2,512	$55.430787	to	$64.885614	$158,784	1.15%	to	2.10%	—%	to	—%	(7.01)%	to	(6.13)%
2020	4,007	$59.611638	to	$69.120111	$265,345	1.15%	to	2.10%	—%	to	—%	59.27%	to	60.79%
2019	4,036	$37.426886	to	$42.987024	$166,675	1.15%	to	2.10%	—%	to	—%	36.14%	to	37.43%
2018	5,576	$27.492270	to	$31.278490	$167,780	1.15%	to	2.10%	—%	to	—%	(8.99)%	to	(8.13)%
2017	7,143	$30.209514	to	$34.044749	$236,084	1.15%	to	2.10%	—%	to	—%	26.45%	to	27.65%
Allspring VT Opportunity Fund+
2021	618	$41.469985	to	$45.054370	$27,749	1.15%	to	1.65%	0.04%	to	0.04%	22.74%	to	23.35%
2020	657	$33.787618	to	$36.525094	$23,922	1.15%	to	1.65%	0.44%	to	0.44%	19.03%	to	19.62%
2019	707	$27.370593	to	$30.533706	$21,532	1.15%	to	1.90%	—%	to	0.29%	28.99%	to	29.96%
2018	2,665	$21.218434	to	$23.493970	$61,047	1.15%	to	1.90%	0.19%	to	0.19%	(8.89)%	to	(8.21)%
2017	2,702	$22.710959	to	$25.594688	$68,122	1.15%	to	2.10%	—%	to	0.67%	17.94%	to	19.06%
Morgan Stanley VIF Global Infrastructure Portfolio
2021	607,964	$13.887139	to	$15.758919	$9,311,251	1.30%	to	2.65%	2.37%	to	2.53%	11.02%	to	12.78%
2020	641,035	$12.508380	to	$13.972601	$8,751,964	1.30%	to	2.65%	1.42%	to	1.57%	(4.01)%	to	(2.43)%
2019	726,927	$12.878148	to	$14.320177	$10,200,916	1.30%	to	2.85%	—%	to	2.90%	24.28%	to	26.65%
2018	812,238	$10.362344	to	$11.307147	$9,032,239	1.30%	to	2.85%	2.80%	to	3.22%	(10.48)%	to	(9.04)%
2017	1,016,266	$11.575086	to	$12.431219	$12,465,421	1.30%	to	2.85%	2.16%	to	2.31%	9.38%	to	11.50%
MFS® Core Equity Portfolio
2021	171,604	$22.454026	to	$24.994966	$4,089,775	1.30%	to	2.85%	0.42%	to	0.43%	21.79%	to	23.69%
2020	173,399	$18.436294	to	$20.207117	$3,366,146	1.30%	to	2.85%	0.73%	to	0.73%	15.37%	to	17.18%
2019	181,243	$15.979690	to	$17.245228	$3,025,044	1.30%	to	2.85%	0.71%	to	0.78%	29.45%	to	31.47%
2018	217,280	$12.344188	to	$13.116972	$2,772,156	1.30%	to	2.85%	0.68%	to	0.68%	(6.53)%	to	(5.07)%
2017	247,745	$13.207171	to	$13.817969	$3,354,601	1.30%	to	2.85%	0.95%	to	0.96%	21.32%	to	23.21%
MFS® Massachusetts Investors Growth Stock Portfolio
2021	129,571	$25.055307	to	$27.698488	$3,454,424	1.40%	to	2.85%	0.25%	to	0.25%	22.43%	to	24.22%
2020	132,527	$20.464186	to	$22.297504	$2,858,382	1.40%	to	2.85%	0.36%	to	0.46%	19.08%	to	20.82%
2019	162,565	$17.184736	to	$18.454748	$2,923,081	1.40%	to	2.85%	0.38%	to	0.59%	36.02%	to	38.01%
2018	172,250	$12.633840	to	$13.372276	$2,252,834	1.40%	to	2.85%	0.56%	to	0.58%	(2.02)%	to	(0.59)%
2017	178,368	$12.894954	to	$13.452039	$2,360,978	1.40%	to	2.85%	0.59%	to	0.65%	24.82%	to	26.64%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2021 and through April 13, 2022, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP
City Place I, 33rd
Floor 185 Asylum
Street Hartford, CT 06103-
3402 USA

Tel: +1 860 725 3000
Fax: +1 860 725
3500 www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company
Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-

basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgement made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatements of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts of disclosures in the statutory-basis financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ DELOITTE & TOUCHE LLP

April 20, 2022

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2021	2020

Bonds	$4,637,506,005	$4,571,087,432
Common and preferred stocks	45,203,078	22,441,831
Mortgage loans on real estate	809,966,089	766,622,883
Contract loans	91,332,445	95,042,308
Cash, cash equivalents and short-term investments	223,475,184	289,850,828
Derivatives	230,104,884	196,265,361
Other invested assets	623,472,598	560,265,450
Total cash and invested assets	6,661,060,283	6,501,576,093

Investment income due and accrued	50,898,403	56,966,047
Amounts recoverable for reinsurance	57,983,762	62,741,182
Federal income tax recoverable	21,736,496	74,413,249
Net deferred tax asset	54,062,000	79,536,000
Other assets	40,357,915	31,891,701
Separate Account assets	29,464,947,964	28,430,266,880
Total admitted assets	$36,351,046,823	$35,237,391,152

Liabilities
Aggregate reserves for future benefits	$4,830,420,101	$4,864,936,892
Liability for deposit-type contracts	183,768,067	199,264,917
Policy and contract claim liabilities	23,430,216	28,119,632
Asset valuation reserve	142,453,157	134,693,701
Interest maintenance reserve	33,239,300	101,434,239
Payables to parent, subsidiaries and affiliates	21,274,697	10,779,853
Accrued expense allowances and amounts due from Separate Accounts	(35,177,320)	(40,378,588)
Derivatives	39,551,990	437,969,150
Collateral on derivatives	25,301,279	93,719,979
Payable for repurchase agreements	183,544,160	158,756,325
Other liabilities	283,280,747	190,736,881
Separate Account liabilities	29,464,947,964	28,430,266,880
Total liabilities	$35,578,602,625	$34,615,701,312

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	175,960,103	199,649,231
Gross paid-in and contributed surplus	85,431,561	85,431,561
Unassigned surplus	508,552,534	334,109,048
Total capital and surplus	772,444,198	621,689,840

Total liabilities and capital and surplus	$36,351,046,823	$35,237,391,152

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2021	2020	2019

Premiums and annuity considerations	$(13,324,595,621)	$135,503,495	$120,006,752
Net investment income	408,082,476	284,999,031	315,441,264
Commissions and expense allowances on reinsurance ceded	39,512,222	40,176,892	45,974,076
Reserve adjustments on reinsurance ceded	12,877,758,325	(455,831,436)	(481,495,984)
Fee income	608,547,614	566,055,501	589,064,520
Other revenues	9,315,635	9,802,097	5,884,135
Total revenues	618,620,651	580,705,580	594,874,763

Benefits and expenses
Death and annuity benefits	327,677,837	309,993,312	286,737,104
Disability and other benefits	1,606,730	1,822,063	1,978,373
Surrenders and other fund withdrawals	2,758,605,951	2,554,992,951	3,097,282,584
Commissions and expense allowances	147,142,508	134,027,588	146,733,495
Decrease in aggregate reserves for life and accident and health policies	(34,516,791)	(107,901,611)	(203,593,511)
General insurance expenses	102,920,029	72,340,299	87,088,671
Net transfers from Separate Accounts	(2,813,979,291)	(2,605,128,491)	(3,102,888,025)
Modified coinsurance adjustment on reinsurance assumed	(142,346,945)	(129,063,015)	(141,122,030)
IMR adjustment on reinsurance ceded	(104,364,668)	—	—
Other expenses	9,698,947	12,194,085	41,247,764
Total benefits and expenses	252,444,307	243,277,181	213,464,425

Net gain from operations before federal income tax benefit	366,176,344	337,428,399	381,410,338
Federal income tax benefit	(27,766,917)	(65,215,649)	(27,159,346)
Net gain from operations	393,943,261	402,644,048	408,569,684

Net realized capital losses, after tax	(259,332,205)	(355,549,269)	(12,360,382)
Net income	$134,611,056	$47,094,779	$396,209,302

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2021	2020	2019

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	85,431,561	85,431,561	335,431,561
Capital (return) paid-in	—	—	(250,000,000)
Balance, end of year	85,431,561	85,431,561	85,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	199,649,231	223,338,361	247,027,489
Amortization, decreases of gain on inforce reinsurance	(23,689,128)	(23,689,130)	(23,689,128)
Balance, end of year	175,960,103	199,649,231	223,338,361

Unassigned funds
Balance, beginning of year	334,109,048	668,014,412	575,879,546

Net income	134,611,056	47,094,779	396,209,302
Change in net unrealized capital gains (losses) on investments, net of tax	63,027,827	63,801,748	(301,668,972)
Change in net unrealized foreign exchange capital gains (losses)	74,876	943,174	(1,967,237)
Change in net deferred income tax	(8,023,900)	(69,213,609)	(28,199,411)
Change in reserve on account of change in valuation basis decrease	—	—	56,896,844
Change in asset valuation reserve	(7,759,456)	(6,185,849)	(45,079,553)
Change in nonadmitted assets	(7,486,917)	29,654,393	15,943,893
Dividends to stockholder	—	(400,000,000)	—
Balance, end of year	508,552,534	334,109,048	668,014,412

Capital and surplus
Balance, end of year	$772,444,198	$621,689,840	$979,284,334

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2021	2020	2019

Premiums and annuity considerations	$146,190,683	$136,031,492	$120,211,243
Net investment income	431,210,702	372,021,855	439,672,388
Reserve adjustments on reinsurance	(477,668,735)	(455,831,436)	(481,495,984)
Miscellaneous income	624,769,152	583,105,110	612,347,118
Total income	724,501,802	635,327,021	690,734,765

Benefits paid	3,100,030,507	2,867,926,352	3,438,350,617
Federal income tax recovered (paid)	(66,707,900)	(15,155,445)	12,692,835
Net transfers from Separate Accounts	(2,819,180,559)	(2,614,652,271)	(3,122,215,019)
Other expenses	107,579,772	151,838,371	242,486,361
Total benefits and expenses	321,721,820	389,957,007	571,314,794
Net cash provided by operating activities	402,779,982	245,370,014	119,419,971

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,397,586,532	976,426,133	1,237,813,039
Common and preferred stocks	7,838,285	10,133,339	66,030,101
Mortgage loans	144,650,434	131,129,986	81,888,745
Derivatives and other	494,141,313	70,017,579	199,003,059
Total investment proceeds	2,044,216,564	1,187,707,037	1,584,734,944

Cost of investments acquired
Bonds	1,438,251,127	984,005,477	912,788,647
Common and preferred stocks	30,216,379	11,980,227	3,294,932
Mortgage loans	187,868,518	54,734,810	111,438,828
Derivatives and other	782,188,617	123,412,680	178,022,586
Total investments acquired	2,438,524,641	1,174,133,194	1,205,544,993
Net decrease in contract loans	(3,709,863)	(4,883,195)	(2,699,971)
Net cash provided by investing activities	(390,598,214)	18,457,038	381,889,922

Financing and miscellaneous activities
Return of paid-in surplus	—	—	(250,000,000)
Dividends to stockholder	—	(400,000,000)	—
Other cash provided (used)	(78,557,412)	16,403,380	(253,248,716)
Net cash used for financing and miscellaneous activities	(78,557,412)	(383,596,620)	(503,248,716)

Net (decrease) increase in cash, cash equivalents and short-term investments	(66,375,644)	(119,769,568)	(1,938,823)
Cash, cash equivalents and short-term investments, beginning of year	289,850,828	409,620,396	411,559,219
Cash, cash equivalents and short-term investments, end of year	$223,475,184	$289,850,828	$409,620,396

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(47,978,871)	(8,481,263)	(99,820,813)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(47,978,871)	(8,481,263)	(99,820,813)
Non-cash reserve adjustments on reinsurance ceded	(13,355,427,060)	—	—
Non-cash ceded premiums for reinsurance	13,467,654,534	—	—
Non-cash transfer of funds witheld for unauthorized reinsurance	(102,388,675)	—	—
Non-cash transfer of IMR liability for reinsurance	(104,364,668)	—	—
Non-cash IMR adjustment on reinsurance ceded	104,364,668	—	—
Non-cash transfer of other balances for reinsurance	(9,838,799)	—	—

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. As a result of a December 2021 restructuring, the Company has a new indirect parent company, TR Re, Ltd., a Class E insurer domiciled in Bermuda.

On June 30, 2021, the Company's indirect owner, Hopmeadow Holdings GP LLC, completed the sale of Talcott Resolution Life Inc. ("TLI") and its life and annuity operating subsidiaries, including the Company, (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street a global investment firm, with and into Hopmeadow Holdings, LP (TLI's indirect parent) pursuant to an Agreement and Plan of Merger (the "Agreement"). Through the Agreement, Sixth Street obtained 100% control of TLI and its life and annutiy operating subsidiaries. As a result of this sale and merger, the Company has new indirect owners.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2021	2020	2019
Net income
1. TLA state basis			$134,611,056	$47,094,779	$396,209,302
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(16,926,181)	12,370,401	(42,350,753)
			(16,926,181)	12,370,401	(42,350,753)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$151,537,237	$34,724,378	$438,560,055
Surplus
5. TLA state basis			$772,444,198	$621,689,840	$979,284,334
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	26,746,967	43,673,148	31,302,747
			26,746,967	43,673,148	31,302,747
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$745,697,231	$578,016,692	$947,981,587

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses:

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

7.for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2021 and 2020, the Company had $24,857,926 and $12,464,067, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2021 and 2020 totaled $78,097 and $104,426 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2021 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$5,006,254	$—	$—	$5,006,254	0.02%
b. At book value less current surrender charge of 5% or more	1,287,749	—	—	1,287,749	0.00%
c. At fair value	—	—	23,061,960,555	23,061,960,555	80.47%
d. Total with market value adjustment or at fair value (total of 1 through 3)	6,294,003	—	23,061,960,555	23,068,254,558	80.49%
e. At book value without adjustment (minimal or no charge or adjustment)	1,584,564,733	—	—	1,584,564,733	5.53%
2. Not subject to discretionary withdrawal	3,683,828,467	—	321,652,392	4,005,480,859	13.98%
3. Total (gross: direct + assumed)	5,274,687,203	—	23,383,612,947	28,658,300,150	100.00%
4. Reinsurance ceded	1,141,177,156	—	—	1,141,177,156
5. Total (net)	$4,133,510,047	$—	$23,383,612,947	$27,517,122,994
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$643,875	$—	$—	$643,875

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	274	—	—	274	0.01%
c. At fair value	—	—	1,782,231	1,782,231	87.11%
d. Total with market value adjustment or at fair value (total of 1 through 3)	274	—	1,782,231	1,782,505	87.12%
e. At book value without adjustment (minimal or no charge or adjustment)	263,549	—	—	263,549	12.88%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	263,823	—	1,782,231	2,046,054	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$263,823	$—	$1,782,231	$2,046,054
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$137	$—	$—	$137
C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	15,926,251	—	—	15,926,251	1.77%
2. Not subject to discretionary withdrawal	883,852,586	—	—	883,852,586	98.23%
3. Total (gross: direct + assumed)	899,778,837	—	—	899,778,837	100.00%
4. Reinsurance ceded	716,010,770	—	—	716,010,770
5. Total (net)	$183,768,067	$—	$—	$183,768,067
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$4,130,689,315
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,084,555
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	183,768,067
4. Subtotal	4,317,541,937
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	23,385,395,178
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	23,385,395,178
12. Combined total	$27,702,937,115

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2021 is presented below:

A.    General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$96,787,791	$96,787,791	$108,352,267
b. Universal Life	879,485,921	867,093,196	926,837,551
c. Universal Life with Secondary Guarantees	3,976,016,238	3,399,910,408	10,425,548,050
d. Indexed Universal Life	408,315,808	381,420,059	462,583,992
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	3,179,073	3,887,412
h. Variable Life	—	—	—
i. Variable Universal Life	507,321,807	504,709,230	637,415,253
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	1,081,821,944
b. Accidental Death Benefits	XXX	XXX	69,270
c. Disability - Active Lives	XXX	XXX	774,834
d. Disability - Disabled Lives	XXX	XXX	35,670,638
e. Miscellaneous Reserves	XXX	XXX	646,364,768
3. Total (gross: direct + assumed)	5,867,927,565	5,253,099,757	14,329,325,979
4. Reinsurance Ceded	5,278,043,521	4,660,209,475	13,692,049,874
5. Total (net) (3) - (4)	$589,884,044	$592,890,282	$637,276,105

B.    Separate Account with Guarantees

Not applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	6,019,802,203	6,019,802,203	6,019,802,203
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	6,019,802,203	6,019,802,203	6,019,802,203
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$6,019,802,203	$6,019,802,203	$6,019,802,203

Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$628,074,453
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	69,270
3. Exhibit 5, Disability - Active Lives Section, Total (net)	541,206
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	4,304,526
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,286,650
6. Subtotal	637,276,105
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	$6,019,802,203
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	6,019,802,203
11. Combined Total ((6) and (10))	$6,657,078,308

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2021 and 2020.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $142,453,157 and $134,693,701 as of December 31, 2021 and 2020, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2021 and 2020 were $33,239,300 and $101,434,239 , respectively. The net capital gains captured in the IMR, net of taxes, in 2021, 2020 and 2019 were $44,948,214, $23,547,563 and $17,318,892, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2021, 2020 and 2019 was $8,778,483, $8,839,112 and $4,762,176, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released from the reserve $104,364,666 as of December 31, 2021, as a result of reinsurance, see Note 6.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $100,788, $4,753,109, and $2,342,362 for the years ended December 31, 2021, 2020 and 2019, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2021, 2020, and 2019. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2021, 2020 and 2019, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively.

The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

In 2020, the NAIC revised SSAP No. 32 – Preferred Stock to update definitions, measurement, and impairment guidance for preferred stock. Adoption of this guidance modified the measurement of the Company’s perpetual preferred stock with NAIC ratings 1-3 from amortized cost to fair value. This was effective January 1, 2021, with early adoption permitted in 2020. The Company adopted this guidance in 2021, and the impact was not material to the Company.

In 2020, the NAIC adopted revisions to SSAP No. 86 – Derivatives to ensure reporting consistency for derivatives with financing components. The Company adopted these revisions effective January 1, 2021 as required by the guidance. The revised guidance requires reporting derivatives gross of any amounts owed to/from the reporting entity from the acquisition or writing of the derivative (derivative premiums payable and receivable). Upon adoption, the Company separately reported derivative premiums payable and receivable as components of Receivables from securities and Payables for securities reflecting amounts previously netted in Derivatives assets and Derivatives liabilities for derivatives which include financing components. The adoption of this guidance was not material to the Company as it only resulted in a balance sheet reclassification.

In 2020, the NAIC adopted SSAP No. 108 - Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It was effective January 1, 2020, and there was no impact upon adoption of this guidance.

Recently Issued Accounting Standards

In 2021, the NAIC expanded the scope of SSAP No. 32 – Revised Preferred Stock to include publicly traded preferred stock warrants and will be accounted for as perpetual preferred stock at fair value. Previously, publicly traded preferred stock warrants were accounted for under SSAP No. 86 at fair value. The Company adopted this guidance in 2021, however, it is not material to the Company.

In 2021, the NAIC revised SSAP No. 43 – Residual Tranches to ensure consistency for the reporting of non-rated residual tranches. The revised guidance requires the non-rated residual tranches to be reported on Schedule BA at lower of cost or fair value, as opposed to Schedule D-1 at amortized cost, by assigning an NAIC 5GI designation. This guidance is effective December 31, 2022, with early adoption permitted, however, if an entity does not early adopt these provisions in 2021 any non-rated residual tranches reported under Schedule D-1 should be reported with an NAIC 6 designation. The Company adopted this guidance in 2021, however, it is not material to the Company.

Other Items

The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy continues to affect companies across all industries. While the COVID-19 pandemic did have varying impacts on components of revenue, there was no material impact on the Company's results of operations attributable to the COVID-19 pandemic. The duration and impact of the COVID-19 public health crisis on financial markets, overall economy and our operations remain uncertain, as is the efficacy of government and central bank interventions. As such, the Company continues to monitor and address potential impacts as discussed throughout this document but remains unable to quantify its impact on the financial results, liquidity and capital resources of the company and its operations in future periods.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2021	2020	2019
Interest income from bonds and short-term investments	$204,348,305	$202,263,088	$231,450,496
Dividends from common and preferred stocks	1,072,120	—	—
Interest income from contract loans	18,830	21,301	20,252
Interest income from mortgage loans on real estate	32,482,103	35,916,257	35,594,062
Interest and dividends from other investments	179,577,541	55,558,698	59,346,788
Gross investment income	417,498,899	293,759,344	326,411,598
Less: Investment expenses	9,416,423	8,760,313	10,970,334
Net investment income	$408,082,476	$284,999,031	$315,441,264

b. Components of Net Unrealized Capital Gains (Losses) on Bonds and Short-Term Investments

	As of December 31,
	2021	2020	2019
Gross unrealized capital gains	$639,251,334	$887,075,048	$591,942,713
Gross unrealized capital losses	(20,594,504)	(16,012,457)	(4,685,798)
Net unrealized capital gains	618,656,830	871,062,591	587,256,915
Balance, beginning of year	871,062,591	587,256,915	144,896,366
Change in net unrealized capital (losses)/gains on bonds
and short-term investments	$(252,405,761)	$283,805,676	$442,360,549

c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2021	2020	2019
Gross unrealized capital gains	$2,389,192	$1,596,079	$255,465
Gross unrealized capital losses	(859,129)	(722,344)	(722,344)
Net unrealized capital gains (losses)	1,530,063	873,735	(466,879)
Balance, beginning of year	873,735	(466,879)	(10,585,912)
Change in net unrealized capital gains on
common and preferred stocks	$656,328	$1,340,614	$10,119,033

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2021	2020	2019
Bonds and short-term investments	$57,132,912	$27,189,610	$18,951,747
Common stocks - unaffiliated	(432,016)	416,065	635,615
Mortgage loans on real estate	72,556	(267,727)	—
Derivatives	(253,796,348)	(336,036,158)	(9,331,820)
Other invested assets	(3,625,325)	(15,076,014)	(1,199,430)
Net realized capital losses	(200,648,221)	(323,774,224)	9,056,112
Capital loss tax expense	13,735,771	8,227,481	4,097,605
Net realized capital losses, after tax	(214,383,992)	(332,001,705)	4,958,507
Less: Amounts transferred to IMR	44,948,213	23,547,563	17,318,892
Net realized capital losses, after tax	$(259,332,205)	$(355,549,268)	$(12,360,385)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2021	2020	2019
Bonds and short-term investments
Sale proceeds	$2,582,017,812	$3,816,539,619	$2,663,531,389
Gross realized capital gains on sales	61,482,074	39,643,954	29,294,580
Gross realized capital losses on sales	(3,902,409)	(9,885,348)	(8,277,399)
Unaffiliated common and preferred stock
Sale proceeds	10,133,339	7,898,339	65,987,575
Gross realized capital gains on sales	18,805	123,844	2,583,992
Gross realized capital losses on sales	(1,068,769)	(111,635)	(1,948,376)

Additionally, for the years ended December 31, 2021, 2020 and 2019, there was $15,589,499, $1,310,006 and $4,133,978 of investment income generated on 36, 17 and 23 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2021 and 2020 are disclosed in the table presented below. During the years 2021 and 2020, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2021 and 2020, the average fair values for derivatives held for other investment and/or risk management activities were $1,699,788 and $11,923,396, respectively. The Company did not have any unrealized gains or losses during 2021 and 2020 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2021			As of December 31, 2020
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$50,000	$(140)	$—	$—	$—	$—
Foreign currency swaps	$24,232	$456	$(743)	$24,232	$(1,655)	$(1,900)
Replication transactions
Interest rate swaps	200,000	9,911	—	200,000	24,910	—
Credit default swaps	100,000	2,429	2,000	—	—	—
Other investment and/or Risk Management activities
Interest rate swaps and swaptions	—	—	—	69,188	(28)	(28)
Interest rate swaps - offsetting	132,000	(259)	(259)	371,110	(2,228)	(2,228)
Macro hedge program	16,073,010	189,555	189,555	15,256,123	(237,548)	(237,548)
Total	$16,579,242	$201,952	$190,553	$15,920,653	$(216,549)	$(241,704)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Credit default swaps	$—	$6,364	$38
Foreign currency swaps and forwards	—	—	(15)
GMWB hedging derivatives	—	56,925	20,484
Equity index swaps, options, and futures	—	(3)	—
Interest rate swaps and swaptions	(17)	—	3,508
Macro hedge program	(254,324)	(396,152)	(34,377)
Total	$(254,341)	$(332,866)	$(10,362)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2020, the Company did not hold any credit derivatives that assume credit risk.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2021:

(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$100,000	$2,429	$2,000	5 years	Corporate Credit	BBB+	—	—	—
Total	$100,000	$2,429	$2,000				$—	$—	$—

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2021, 2020, and 2019, the Company had no losses on derivative instruments due to counterparty nonperformance.

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2021 and 2020, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.

g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2021	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$495,438,678	$77,440,640	$(11,703,252)	$561,176,066
Guaranteed and sponsored - asset-backed	113,617,781	5,858,542	(634,235)	118,842,088
States, municipalities and political subdivisions	238,745,823	53,842,362	(15,622)	292,572,563
International governments	75,504,339	7,013,972	(50,364)	82,467,947
All other corporate - excluding asset-backed	2,565,562,237	469,205,656	(2,540,841)	3,032,227,052
All other corporate - asset-backed	1,078,432,402	21,764,000	(4,738,990)	1,095,457,412
Hybrid securities	70,204,745	4,117,918	(885,561)	73,437,102
Cash equivalents and short-term investments	211,685,252	8,245	(25,640)	211,667,857
Total bonds, cash equivalents and short-term investments	$4,849,191,257	$639,251,335	$(20,594,505)	$5,467,848,087

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2021	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$7,283,504	$1,754,965	$(722,344)	$8,316,125
Common stocks - affiliated	7,300,225	278,041	—	7,578,266
Total common stocks	$14,583,729	$2,033,006	$(722,344)	$15,894,391

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2021	Cost	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$356,188	$(136,785)	$29,308,688
Total preferred stocks	$29,089,285	$356,188	$(136,785)	$29,308,688

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2020	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$363,371,018	$97,671,877	$(5,513,737)	$455,529,158
Guaranteed and sponsored - asset-backed	220,335,088	10,941,438	(835,171)	230,441,355
States, municipalities and political subdivisions	278,475,288	72,123,925	—	350,599,213
International governments	81,781,745	11,602,622	—	93,384,367
All other corporate - excluding asset-backed	2,613,809,343	653,452,810	(4,176,783)	3,263,085,370
All other corporate - asset-backed	988,235,052	36,158,618	(5,462,609)	1,018,931,061
Hybrid securities	25,079,899	5,113,182	—	30,193,081
Cash equivalents and short-term investments	266,053,791	10,576	(24,157)	266,040,210
Total bonds and short-term investments	$4,837,141,224	$887,075,048	$(16,012,457)	$5,708,203,815

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2020	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$7,787,445	$1,160,967	$(722,344)	$8,226,068
Common stocks - affiliated	7,300,225	276,097	—	7,576,322
Total common stocks	$15,087,670	$1,437,064	$(722,344)	$15,802,390

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2020	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$6,639,285	$159,015	$—	$6,798,300
Total preferred stocks	$6,639,285	$159,015	$—	$6,798,300

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2021 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$355,945,073	$358,112,654
Due after one year through five years	640,835,274	659,378,424
Due after five years through ten years	803,153,309	890,304,521
Due after ten years	3,049,257,601	3,560,052,488
Total	$4,849,191,257	$5,467,848,087

At December 31, 2021 and 2020, securities with a statement value of $4,243,452 and $4,144,462 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.25% and 2.27% for loans during 2021 and had a maximum and minimum lending rate of 4.77% and 3.00% during 2020. During 2021 and 2020, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2021 and 2020, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.54% and 71.5%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2021 and 2020, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2021 and 2020, there were immaterial and $0 amounts of impaired loans with $0 and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial and $0, respectively.

i. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructered loans, as of December 31, 2021 and 2020, respectively.

j.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $3,453,536, $15,018,180, and $1,923,072 for the years ended December 31, 2021, 2020, and 2019, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

k. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021, the fair value and amortized cost of the US. goverment securities transferred were $189,923,010 and $147,352,600 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $147,352,600 with a contractual maturity less than one year as of December 31, 2021. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $189,923,010 with a maturity date less than 360 as of December 31, 2021. As of December 31, 2020, the fair value and amortized cost of the US. goverment securities transferred were $162,067,181 and 110,202,238 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $158,756,325 with a contractual maturity less than one year as of December 31, 2020. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $158,756,325 with a maturity date less than 360 as of December 31, 2020.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2021 and 2020, was $9,527,986 and $8,529,737, respectively, with a fair value of $9,504,166 and $8,508,412, respectively.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2021 and 2020, securities pledged of $177,107,459 and $287,378,566, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $0 and $39,666,465, respectively, as of December 31, 2021 and 2020, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2021 and 2020, the Company accepted cash collateral associated with derivative instruments with a statement value of $25,301,279 and $93,719,979, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2021 and 2020 of $456,435 and $0, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2021 and 2020, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2021 and 2020, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2021 and 2020.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2021 and 2020:

December 31, 2021	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$15,985	$15,875	$(110)	$101,606	$90,013	$(11,593)	$117,591	$105,888	$(11,703)
Guaranteed & sponsored - asset-backed	18,907	18,281	(626)	185	177	(8)	19,092	18,458	(634)
States, municipalities & political subdivisions	5,137	5,121	(16)	—	—	—	5,137	5,121	(16)
International governments	2,551	2,501	(50)	—	—	—	2,551	2,501	(50)
All other corporate - excluding asset-backed	311,492	309,911	(1,581)	17,856	16,896	(960)	329,348	326,807	(2,541)
All other corporate - asset-backed	540,818	537,448	(3,370)	55,910	54,541	(1,369)	596,728	591,989	(4,739)
Hybrid securities	45,437	44,551	(886)				45,437	44,551	(886)
Short-term investments	15,539	15,513	(26)	—	—	—	15,539	15,513	(26)
Total fixed maturities	955,866	949,201	(6,665)	175,557	161,627	(13,930)	1,131,423	1,110,828	(20,595)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock -unaffiliated	6,639	6,502	(137)	—	—	—	6,639	6,502	(137)
Total stocks	6,639	6,502	(137)	722	—	(722)	7,361	6,502	(859)
Total securities	$962,505	$955,703	$(6,802)	$176,279	$161,627	$(14,652)	$1,138,784	$1,117,330	$(21,454)

December 31, 2020	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$111,452	$105,938	$(5,514)	$—	$—	$—	$111,452	$105,938	$(5,514)
Guaranteed & sponsored - asset-backed	37,719	36,906	(813)	442	420	(22)	38,161	37,326	(835)
All other corporate - excluding asset-backed	54,299	50,412	(3,887)	2,314	2,024	(290)	56,613	52,436	(4,177)
All other corporate - asset-backed	150,376	145,745	(4,631)	99,044	98,213	(831)	249,420	243,958	(5,462)
Short-term investments	17,558	17,534	(24)	—	—	—	17,558	17,534	(24)
Total fixed maturities	371,404	356,535	(14,869)	101,800	100,657	(1,143)	473,204	457,192	(16,012)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$371,404	$356,535	$(14,869)	$102,522	$100,657	$(1,865)	$473,926	$457,192	$(16,734)

As of December 31, 2021, fixed maturities, comprised of 200 securities, accounted for approximately 97% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, CMBS, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2021, 100% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2021 was primarily attributable to declining interest rates on commercial and residential backed mortgage backed securities.

Most of the securities depressed for twelve months or more primarily related to collateralized loan obligations and Residential Backed Mortgage Securities. Collateralized loan obligations were primarily depressed because current market spreads are wider than spreads at the securities respective purchase dates. Residential Mortgage Backed Securities were depressed because of a decrease in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2021, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2021.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

As of December 31, 2020, fixed maturities, comprised of 103 securities, accounted for approximately 96% of the Company’s total unrealized loss amount. The securities were primarily related to US. goverment agency securities, commercial mortgage back securities, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2020, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2020 was primarily attributable to widening credit spreads on higher yielding corporate securities and asset-backed securities.
m. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2021, 2020 and 2019, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

n. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2021 and 2020.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2021
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$6,635	$—	$1,681	$—	8,316
	Preferred stocks - unaffiliated	—	29,309	—	—	29,309
	Cash equivalents	167,155	—	—	—	167,155
	Total bonds and stocks	173,790	29,309	1,681	—	204,780
	Derivative assets
	Interest rate derivatives	—	2,375	—	—	2,375
	Macro hedge program	—	—	225,828	—	225,828
	Total derivative assets	—	2,375	225,828	—	228,203
	Separate Account assets [1]	29,455,658	—	—	—	29,455,658
	Total assets accounted for at fair value	$29,629,448	$31,684	$227,509	$—	$29,888,641
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(2,634)	—	—	(2,634)
	Macro hedge program	—	(14,128)	(22,145)	—	(36,273)
	Total liabilities accounted for at fair value	$—	$(16,762)	$(22,145)	$—	$(38,907)
[1]Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

As of December 31, 2020
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$1	—	$1
	Common stocks - unaffiliated	6,665	—	1,561	—	8,226
	Cash equivalents	156,240			—	156,240
	Total bonds and stocks	162,905	—	1,562	—	164,467
	Derivative assets
	Interest rate derivatives	—	6,056	—	—	6,056
	Macro hedge program	—	47,962	142,247	—	190,209
	Total derivative assets	—	54,018	142,247	—	196,265
	Separate Account assets [1]	28,421,105	—	—	—	28,421,105
	Total assets accounted for at fair value	$28,584,010	$54,018	$143,809	$—	$28,781,837
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Foreign exchange derivatives	—	(1,900)	—	—	(1,900)
	Interest rate derivatives	—	(8,312)	—	—	(8,312)
	Macro hedge program	—	(38,732)	(389,025)	—	(427,757)
	Total liabilities accounted for at fair value	$—	$(48,944)	$(389,025)	$—	$(437,969)
[1] Excludes approximately $9.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager.

The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.
Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2021 and December 31, 2020, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2021
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$203,683	Option model	Equity volatility	17%	63%	Increase

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2020
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$246,778	Option model	Equity volatility	—%	53%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2021	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2021
Assets
All other corporate bonds – asset-backed	$1	$—	$—	$—	$1	$—	$—	$(2)	$—
Common stocks - unaffiliated	1,561	—	—	—	—	120	—	—	1,681
Total bonds and stocks	1,562	—	—	—	1	120	—	(2)	1,681
Derivatives
Macro hedge program	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total derivatives [3]	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total assets	$(245,216)	$—	$—	$—	$(372,732)	$110,913	$—	$712,399	$205,364
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2020	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2020
Assets
All other corporate bonds – asset-backed	$8	$—	$—	$—	$19	$—	$—	$(26)	$1
Common stocks - unaffiliated	1,961	—	—	—	—	7	(407)	—	1,561
Total bonds and stocks	1,969	—	—	—	19	7	(407)	(26)	1,562
Derivatives
GMWB hedging instruments	21,512	—	—	—	(21,512)	—	—	—	—
Total derivatives [3]	21,512	—	—	—	(21,512)	—	—	—	—
Total assets	$23,481	$—	$—	$—	$(21,493)	$7	$(407)	$(26)	$1,562
Liabilities
Derivatives
Macro hedge program	(73,961)	—	—	(191,158)	251,472	(69,653)	—	(163,478)	(246,778)
Total derivatives [3]	(73,961)	—	—	(191,158)	251,472	(69,653)	—	(163,478)	(246,778)
Total liabilities	$(73,961)	$—	$—	$(191,158)	$251,472	$(69,653)	$—	$(163,478)	$(246,778)

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,256,180	$4,637,506	$51,486	$4,736,219	$468,475	$—	$—
Preferred stocks - unaffiliated	29,309	29,309	—	29,309	—	—	—
Common stocks - unaffiliated	8,316	8,316	6,635	—	1,681	—	—
Mortgage loans	842,755	809,966	—	—	842,755	—	—
Cash, cash equivalents and short-term investments - unaffiliated	223,458	223,475	178,945	15,009	29,504	—	—
Derivative related assets	241,243	230,105	—	15,415	225,828	—	—
Contract loans	91,332	91,332	—	—	91,332	—	—
Surplus debentures	65,162	49,701	—	41,392	23,770	—	—
Low-income housing tax credits	57	57	—	—	57	—	—
Separate Account assets [1]	29,455,658	29,455,658	29,455,658	—	—	—	—
Total assets	$36,213,470	$35,535,426	$29,692,724	$4,837,344	$1,683,402	$—	$—
Liabilities
Liability for deposit-type contracts	$(183,768)	$(183,768)	$—	$—	$(183,768)	$—	$—
Derivative related liabilities	(39,291)	$(39,552)	—	(17,146)	(22,145)	—	—
Separate Account liabilities	(29,455,658)	(29,455,658)	(29,455,658)	—	—	—	—
Total liabilities	$(29,678,717)	$(29,678,978)	$(29,455,658)	$(17,146)	$(205,913)	$—	$—
[1] Excludes approximately $9 million, at December 31, 2021, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

(Amounts in thousands)	December 31, 2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,442,164	$4,571,087	$—	$5,220,741	$221,423	$—	$—
Preferred stocks - unaffiliated	6,798	6,639	—	6,798	—	—	—
Common stocks - unaffiliated	8,226	8,226	6,665	—	1,561	—	—
Mortgage loans	815,453	766,623	—	—	815,453	—	—
Cash, cash equivalents and short-term investments - unaffiliated	289,838	289,851	259,308	22,022	8,508	—	—
Derivative related assets	220,861	196,265	—	78,614	142,247	—	—
Contract loans	95,042	95,042	—	—	95,042	—	—
Surplus debentures	49,059	36,401	—	41,566	7,493	—	—
Low-income housing tax credits	150	150	—	—	150	—	—
Separate Account assets [1]	28,421,105	28,421,105	28,421,105	—	—	—	—
Total assets	$35,348,696	$34,391,389	$28,687,078	$5,369,741	$1,291,877	$—	$—
Liabilities
Liability for deposit-type contracts	$(199,265)	$(199,265)	$—	$—	$(199,265)	$—	$—
Derivative related liabilities	(437,410)	(437,969)	—	(48,385)	(389,025)	—	—
Separate Account liabilities	(28,421,105)	(28,421,105)	(28,421,105)	—	—	—	—
Total liabilities	$(29,057,780)	$(29,058,339)	$(28,421,105)	$(48,385)	$(588,290)	$—	$—

[1] Excludes approximately $9.2 million, at December 31, 2020, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2021 and 2020 the Company had no investments where it was not practicable to estimate fair value.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2021
			Ordinary	Capital	Total
	(a)	Gross DTA	$140,491,281	$5,676,627	$146,167,908
	(b)	Statutory valuation allowance adjustments			—
	(c)	Adjusted gross DTA	140,491,281	5,676,627	146,167,908
	(d)	Deferred tax assets nonadmitted	29,381,159	249,477	29,630,636
	(e)	Subtotal net admitted deferred tax assets	111,110,122	5,427,150	116,537,272
	(f)	Deferred tax liabilities	20,563,544	41,911,728	62,475,272
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$90,546,578	$(36,484,578)	$54,062,000

2				2021
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,634,850	5,427,150	54,062,000
		(1) DTAs expected to be realized after the balance sheet date	48,634,850	5,427,150	54,062,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
	(c)	DTAs offset against DTLs	62,475,272	—	62,475,272
	(d)	DTAs admitted as a result of application of SSAP No. 101	$111,110,122	$5,427,150	$116,537,272

3	(a)	Ratio % used to determine recovery period and threshold limitation	815%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	718,382,198

4			2021
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$140,491,281	$5,676,627
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	5%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$111,110,122	$5,427,150
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	—%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2020
			Ordinary	Capital	Total
	(a)	Gross DTA	$160,161,099	$9,082,789	$169,243,888
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	160,161,099	9,082,789	169,243,888
	(d)	Deferred tax assets nonadmitted	23,214,741	152,217	23,366,958
	(e)	Subtotal net admitted deferred tax assets	136,946,358	8,930,572	145,876,930
	(f)	Deferred tax liabilities	30,360,608	35,980,322	66,340,930
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$106,585,750	$(27,049,750)	$79,536,000

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

2				2020
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	70,605,428	8,930,572	79,536,000
		(1) DTAs expected to be realized after the balance sheet date	70,605,428	8,930,572	79,536,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
	(c)	DTAs offset against DTLs	66,340,930	—	66,340,930
	(d)	DTAs admitted as a result of application of SSAP No. 101	$136,946,358	$8,930,572	$145,876,930

3	(a)	Ratio % used to determine recovery period and threshold limitation	578%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	542,153,840

4			2020
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$160,161,099	$9,082,789
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	19%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$136,946,358	$8,930,572
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	25%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2021
			Ordinary	Capital	Total
	(a)	Gross DTA	$(19,669,818)	$(3,406,162)	$(23,075,980)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(19,669,818)	(3,406,162)	(23,075,980)
	(d)	Deferred tax assets nonadmitted	6,166,418	97,260	6,263,678
	(e)	Subtotal net admitted deferred tax assets	(25,836,236)	(3,503,422)	(29,339,658)
	(f)	Deferred tax liabilities	(9,797,064)	5,931,406	(3,865,658)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(16,039,172)	$(9,434,828)	$(25,474,000)

2			Change During 2021
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(21,970,578)	(3,503,422)	(25,474,000)
		(1) DTAs expected to be realized after the balance sheet date	(21,970,578)	(3,503,422)	(25,474,000)
		(2) DTAs allowed per limitation threshold	XXX	XXX	—
	(c)	DTAs offset against DTLs	(3,865,658)	—	(3,865,658)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(25,836,236)	$(3,503,422)	$(29,339,658)

3	(a)	Ratio % used to determine recovery period and threshold limitation	237
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	176,228,358

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

4			Change During 2021
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(19,669,818)	$(3,406,162)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	(14)%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(25,836,236)	$(3,503,422)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(25)%	0%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2021	2020	Change
	(a)	Federal	$(27,766,917)	$(65,215,649)	$37,448,732
	(b)	Foreign	—	—	—
	(c)	Subtotal	(27,766,917)	(65,215,649)	37,448,732
	(d)	Federal income tax on net capital gains	13,735,771	8,227,481	5,508,290
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(14,031,146)	$(56,988,168)	$42,957,022

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2021	2020	Change
	DTA: Ordinary
	Policyholder reserves	$44,667,308	$44,070,724	$596,584
	Deferred acquisition costs	77,968,591	64,070,309	13,898,282
	Compensation and benefits	1,957,215	2,067,883	(110,668)
	Investments	—	8,237,019	(8,237,019)
	Net operating loss carryforward	—	25,474,445	(25,474,445)
	Tax credit carryforward	9,330,850	10,245,603	(914,753)
	Other	6,567,317	5,995,116	572,201
	Subtotal: DTA Ordinary	140,491,281	160,161,099	(19,669,818)
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	140,491,281	160,161,099	(19,669,818)
	Nonadmitted ordinary DTA	29,381,159	23,214,741	6,166,418
	Admitted ordinary DTA	111,110,122	136,946,358	(25,836,236)
	DTA: Capital
	Investments	5,676,627	9,082,789	(3,406,162)
	Subtotal: DTA Capital	5,676,627	9,082,789	(3,406,162)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	5,676,627	9,082,789	(3,406,162)
	Nonadmitted capital DTA	249,477	152,217	97,260
	Admitted capital DTA	5,427,150	8,930,572	(3,503,422)
	Total Admitted DTA	$116,537,272	$145,876,930	$(29,339,658)

DTL: Ordinary
Investments	$17,791,231	$24,815,982	$(7,024,751)
Deferred and uncollected premium	—	—	—
Policyholder reserves	2,772,313	5,544,626	(2,772,313)
Other	—	—	—
Gross DTL ordinary	20,563,544	30,360,608	(9,797,064)
DTL: Capital
Investments	41,911,728	35,980,322	5,931,406
Other	—	—	—
Gross DTL capital	41,911,728	35,980,322	5,931,406
Total DTL	62,475,272	66,340,930	(3,865,658)
Net adjusted DTA/(DTL)	$54,062,000	$79,536,000	$(25,474,000)
Adjust for the change in deferred tax on unrealized gains/losses			11,186,421
Adjust for the change in nonadmitted deferred tax			6,263,678
Other adjustments			1
Adjusted change in net deferred Income Tax			$(8,023,900)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2021	income	2020	income	2019	income
	Tax effect	$120,579,910	Tax effect	$(9,893,389)	Tax effect	$102,581,087
Statutory tax	$25,321,781	21.00%	$(2,077,612)	21.00%	$21,542,028	21.00%
Tax preferred investments	(14,088,142)	(11.68)%	(11,683,415)	118.09%	(97,684,555)	(95.23)%
Interest maintenance reserve	(14,320,937)	(11.88)%	3,088,775	(31.22)%	11,294,233	11.01%
Amortization of inception gain	(4,974,717)	(4.13)%	(4,974,717)	50.28%	(4,974,717)	(4.85)%
VA Hedge Reclass	4,415,554	3.66%	6,485,579	(65.55)%	36,663,594	35.74%
Prior period adjustments	610,865	0.51%	24,756,222	(250.23)%	46,412,127	45.24%
Tax Reform	—	—%	—	—%	(664,934)	(0.65)%
Change in deferred tax on non-admitted assets	(258,548)	(0.21)%	(76,362)	0.77%	(1,463,302)	(1.43)%
Intercompany settlement of DTA	—	—%	—	—%	267,104,472	260.38%
Foreign related investments	(2,765,000)	(2.29)%	(3,476,000)	35.13%	—	—%
All other	51,898	0.02%	182,971	(1.85)%	(7,014,807)	(6.84)%
Total statutory income tax	(6,007,246)	(5.00)%	12,225,441	(123.57)%	271,214,139	264.39%
Federal and foreign income taxes incurred	(14,031,146)	(11.64)%	(56,988,168)	(34.58)%	37,534,914	36.60%
Change in net deferred income taxes	8,023,900	6.64%	69,213,609	(699.59)%	233,679,225	227.80%
Total statutory income tax	$(6,007,246)	(5.00)%	$12,225,441	(123.57)%	$271,214,139	264.39%

E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2021, the Company had $0 of net operating loss carryforwards, and $9,330,850 of foreign tax credit carryovers which expire between 2028 and 2030.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2021	—
2020	—
2019	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2021.

F.    Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within TR Re, Ltd.'s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $57,983,762 and $28,893,273 respectively, as of December 31, 2021 and $62,741,182 and $18,544,854 respectively, as of December 31, 2020.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,830,507,419	$859,279,164	$(14,859,366,482)	$4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

2020	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,554,505,102	$881,152,754	$(14,570,720,964)	$4,864,936,892
Liability for deposit-type contracts	1,001,789,492	211,245	(802,735,820)	199,264,917
Policy and contract claim liabilities	238,345,043	25,774,263	(235,999,674)	28,119,632
Premium and annuity considerations	880,100,276	83,906,116	(828,502,897)	135,503,495
Death, annuity, disability and other benefits	1,475,763,618	116,452,362	(1,280,400,605)	311,815,375
Surrenders and other fund withdrawals	2,805,063,678	174,708,943	(424,779,670)	2,554,992,951

2019	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,147,479,094	$911,775,436	$(14,086,416,027)	$4,972,838,503
Liability for deposit-type contracts	1,100,972,887	1,581,507	(886,412,156)	216,142,238
Policy and contract claim liabilities	212,998,764	21,177,790	(210,465,997)	23,710,557
Premium and annuity considerations	929,895,496	86,020,928	(895,909,672)	120,006,752
Death, annuity, disability and other benefits	1,439,811,752	124,279,834	(1,275,376,109)	288,715,477
Surrenders and other fund withdrawals	3,387,486,154	182,415,714	(472,619,284)	3,097,282,584

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2021, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.7 billion for Prudential Financial Inc. ("Prudential") offset by $12.2 billion of market value of assets held in trust, for a net exposure of $1.5 billion. In addition, reserve credits totaling $1.9 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.4 billion of market value of assets held in trust, for no net exposure. As of December 31, 2020, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.3 billion for Prudential offset by $12.1 billion of market value of assets held in trust, for a net exposure of $1.2 billion. In addition, reserve credits totaling $2.0 billion for Commonwealth Annuity and Life Insurance Company offset by $2.4 billion of market value of assets held in trust, for no net exposure.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $26,746,967 in 2021, a decrease of $16,926,181 from the 2020 balance of $43,673,148. The total amount of reinsurance credits taken for this agreement was $33,856,921 in 2021, a decrease of $21,425,545 from the 2020 balance of $55,282,466.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $19.0 million in 2021, 2020 and 2019, respectively.

In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2021 and 2020, respectively.
b. Reinsurance Ceded to Affiliates

The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, effective December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $21,274,697 and $10,779,853 as payable to parents, subsidiaries and affiliates as of December 31, 2021 and 2020, respectively. Amounts are settled in accordance with terms of the agreements.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2021 and 2020.

On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent.

On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to TL. TLA paid the dividend on September 17, 2019.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expense accrued for the Company during 2021 was immaterial.

As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2020 and 2019 were immaterial.
The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2021 and 2020.

9. Debt

The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2021 and 2020, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2021 and 2020, the Company's pledge limits were $193 million and $155 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

FHLB Capital Stock - Aggregate Totals

As of December 31, 2021

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	—	—
b.	Membership Stock - Class B	1,680,700	1,680,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,680,700	1,680,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$193,000,000	193,000,000	—

As of December 31, 2020

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	—	—
b.	Membership Stock - Class B	1,560,700	1,560,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,560,700	1,560,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$155,000,000	155,000,000	—

Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2021

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—	$—	$—	$—	$—	$—
2	Class B	1,680,700	1,680,700	—	—	—	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2021

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$27,350,396	$26,627,008	$—
2	Current Year General Account: Total Collateral Pledged	27,350,396	26,627,008	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	—	—	—

b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$27,350,396	$27,451,962	$—
2	Current Year General Account Maximum Collateral Pledged	27,350,396	27,451,962	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	—	—	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2021.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2021.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2021. Dividends paid totaled $400 million and $250 million (as a return of capital) in 2020 and 2019, respectively. For additional information, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $393,943,261 in 2022. As a condition to the Sixth Street Acquisition described in Note 1, the Department requires any dividends for the Company, for a two-year period following the acquisition, be approved by the Commissioner.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

	2021	2020
Unrealized capital losses, gross of tax	$(150,600,648)	$(224,889,772)
Asset valuation reserve	(142,453,157)	(134,693,701)
Nonadmitted asset values	(47,941,676)	(40,454,760)
Separate Account expense allowance	28,451,080	33,780,546

11. Separate Accounts

The Company maintained Separate Account assets totaling $29,464,947,964 and $28,430,266,880 as of December 31, 2021 and 2020, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2021 and 2020, the Company’s Separate Account statement included legally insulated assets of $29,464,947,964 and $28,430,266,880, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $551,133,174, $515,178,848 and $533,685,441 for the years ended December 31, 2021, 2020 and 2019, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2021 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2021	$—	$—	$—	$324,159,709	$324,159,709
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$29,405,197,381	$29,405,197,381
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$29,405,197,381	$29,405,197,381
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	29,083,544,989	29,083,544,989
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	29,083,544,989	29,083,544,989
Not subject to discretionary withdrawal	—	—	—	321,652,392	321,652,392
Total	$—	$—	$—	$29,405,197,381	$29,405,197,381

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2021	December 31, 2020	December 31, 2019
Transfer to Separate Accounts	324,159,709	$285,780,328	$293,283,966
Transfer from Separate Accounts	3,133,066,954	2,882,960,715	3,388,130,028
Net Transfer from Separate Accounts	(2,808,907,245)	(2,597,180,387)	(3,094,846,062)
Internal exchanges and other Separate Account activity	(5,072,046)	(7,948,103)	(8,041,963)
Transfer from Separate Accounts on the Statements of Operations	$(2,813,979,291)	$(2,605,128,490)	$(3,102,888,025)

12. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2021, 2020, and 2019. The Company had immaterial guaranty fund receivables as of December 31, 2021 and 2020, respectively.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

c. Contingent Commitments

December 31, 2021 and 2020, the Company has outstanding commitments totaling $364,224,800 and $283,651,910, respectively, of which $230,106,792 and $232,421,083, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2021 and 2020, $101,619,522 and $47,560,178, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $32,498,486 and $3,670,650 are related to various funding obligations associated with private placement securities, as of December 31, 2021 and 2020, respectively.

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2021 and December 31, 2020, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.

d. Leases
Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $836,059, $1,088,395 and $1,196,952 in 2021. 2020 and 2019, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.

e. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2017, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $14,088,142 $11,683,415 and $14,693,111 related to the Separate Account DRD for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2021, 2020 AND 2019

temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

The Company has evaluated events subsequent to December 31, 2021, through April 19, 2022, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.